UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-08189

J.P. Morgan Fleming Mutual Fund Group, Inc.

(Exact name of registrant as specified in charter)

277 Park Avenue

New York, NY 10172

(Address of principal executive offices) (Zip code)

Gregory S. Samuels

277 Park Avenue

New York, NY 10172

(Name and Address of Agent for Service)

Registrant’s telephone number, including area code: (800) 480-4111

Date of fiscal year end: June 30

Date of reporting period: July 1, 2018 through June 30, 2019

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

The following is a copy of the report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).

Annual Report

J.P. Morgan Mid Cap/Multi-Cap Funds

June 30, 2019

JPMorgan Growth Advantage Fund

JPMorgan Mid Cap Equity Fund

JPMorgan Mid Cap Growth Fund

JPMorgan Mid Cap Value Fund

JPMorgan Value Advantage Fund

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Funds’ annual and semi-annual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Funds’ website www.jpmorganfunds.com and you will be notified by mail each time a report is posted and provided with a website to access the report. If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action.

You may elect to receive shareholder reports and other communications from the Funds electronically anytime by contacting your financial intermediary (such as a broker dealer, bank, or retirement plan) or, if you are a direct investor, by going to www.jpmorganfunds.com/edelivery.

You may elect to receive paper copies of all future reports free of charge. Contact your financial intermediary or, if you invest directly with the Funds, email us at funds.website.support@jpmorganfunds.com or call 1-800-480-4111. Your election to receive paper reports will apply to all funds held within your account(s).

Investments in a Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency. You could lose money if you sell when a Fund’s share price is lower than when you invested.

Past performance is no guarantee of future performance. The general market views expressed in this report are opinions based on market and other conditions through the end of the reporting period and are subject to change without notice. These views are not intended to predict the future performance of a Fund or the securities markets. References to specific securities and their issuers are for illustrative purposes only and are not intended to be, and should not be interpreted as, recommendations to purchase or sell such securities. Such views are not meant as investment advice and may not be relied on as an indication of trading intent on behalf of any Fund.

Prospective investors should refer to the Funds’ prospectuses for a discussion of the Funds’ investment objectives, strategies and risks. Call J.P. Morgan Funds Service Center at 1-800-480-4111 for a prospectus containing more complete information about a Fund, including management fees and other expenses. Please read it carefully before investing.

LETTER TO SHAREHOLDERS

July 31, 2019 (Unaudited)

Dear Shareholders,

Even as the pace of growth slowed, the global economic expansion continued and financial markets largely provided positive returns for the twelve months ended June 30, 2019. Central banks in the U.S. and elsewhere moved to support continued economic expansion in 2019, and low interest rates, growth in corporate profits and general investor optimism added further support to both equity and bond markets.

“We believe that a well-diversified portfolio and a patient outlook may best allow investors to benefit from market opportunities presented by the current economic backdrop.” — Andrea L. Lisher

The U.S. economy generally outpaced other developed market nations throughout the twelve month reporting period and the U.S. expansion became the longest on record by the end of June 2019. However, growth in U.S. gross domestic product (GDP) slowed significantly to 2.1% in the second quarter of 2019 from 3.1% in the first quarter. At the same time, the U.S. unemployment rate remained below 4% for all but one month of the reporting period.

After reaching record highs in August and September 2018, U.S. equity prices tumbled sharply in December amid investor concerns about slowing global growth, unresolved U.S.-China trade tensions and expectations for further interest rate increases by the U.S. Federal Reserve (the “Fed”). For the month of December, the S&P 500 Index fell by 9.03%.

By the end of 2018, the Fed indicated it would enact fewer-than-expected interest rate increases in 2019. In January 2019, financial markets began to stabilize and started a rebound that would push equity prices back to record highs at the end of April and again by mid-June. For the twelve month reporting period, the S&P 500 returned 10.42%.

In certain other developed economies, economic growth remained sluggish. The 19-nation euro area experienced a decline in GDP growth from 1.2% in the first quarter of 2019 to 1.1% in the second quarter of 2019. Notably, manufacturing data weakened in 2019. However, unemployment continued to fall throughout the reporting period and the 7.5% euro area jobless rate by the end June 2019 was the lowest since the 2008-09 financial crisis.

In response to slowing economic expansion, the potential for slowing job growth and declining consumer confidence, European Central Bank President Mario Draghi said the bank would loosen monetary policy in the absence of improvement in the economy of the European Union. Meanwhile, the Bank of England held interest rates steady as U.K. GDP growth rebounded to 1.8% in the first quarter of 2019 from 1.4% in the final quarter of 2018. Political uncertainty surrounding negotiations for U.K.’s exit from the European Union continued throughout the reporting period and the inability of Theresa May to win Parliamentary support for her proposed Brexit plan preceded her resignation as prime minister in June. For the twelve month reporting period, the MSCI EAFE Index returned 1.60%.

Following signs of slowing growth, China unveiled a range of policies intended to stimulate domestic demand, including tax cuts, infrastructure spending and measures to support bank lending. However, slowing global demand and an increase in U.S. tariffs on Chinese-made goods continued to weigh on the economy of China as well certain of its trading partners across Asia. During the second half of the reporting period, emerging markets largely benefitted investor appetite for higher yielding assets. While the MSCI Emerging Markets Index returned 1.61% for reporting period, the Bloomberg Barclays Emerging Markets Aggregate Index returned 10.95%.

Subsequent to the end of the reporting period, the Fed cut its benchmark interest rate for the first time in eleven years. The central bank cited slowing global growth and “muted inflation pressures” in its accompanying statement.

We believe that a well-diversified portfolio and a patient outlook may best allow investors to benefit from market opportunities presented by the current economic backdrop. We look forward to managing your investment needs for years to come. Thank you for entrusting J.P. Morgan Asset Management to manage assets on your behalf. Should you have any questions, please visit www.jpmorganfunds.com or contact the J.P. Morgan Funds Service Center at 1-800-480-4111.

Sincerely yours,

Andrea L. Lisher

Head of Americas, J.P. Morgan Global Funds

J.P. Morgan Asset Management

JUNE 30, 2019	J.P. MORGAN MID CAP/MULTI-CAP FUNDS	1

J.P. Morgan Mid Cap/Multi-Cap Funds

MARKET OVERVIEW

TWELVE MONTHS ENDED JUNE 30, 2019 (Unaudited)

Global equity prices rebounded from two sharp sell-offs and U.S. equity largely outperformed both developed and emerging markets equity during the reporting period.

Growth in corporate profits, low interest rates and the continued growth in the global economy bolstered financial markets throughout the reporting period. However, investor concerns about the direction of U.S. interest rates, rising trade tensions and signs of slowing economic activity in China and Europe helped fuel significant market downturns in late 2018 and again in May 2019.

Leading equity indexes plummeted in the second half of December 2018 amid slowing global economic growth, unresolved U.S.-China trade tensions and investor concerns over rising interest rates.

However, financial market volatility stabilized in January and U.S. equity prices rebounded over the next few months and returned to record high levels by April 2019. Global equity markets slumped in May 2019 and leading indexes in the U.S. and Asian developed markets, as well as emerging markets, dropped by more than 6%. However, global equity prices rebounded again in June.

Within U.S. equity, large cap and mid cap stocks generally outperformed small cap stocks and growth stocks continued to outperform value stocks. For the twelve month reporting period, the S&P 500 returned 10.42% and the Russell Mid Cap Index returned 7.83%.

2	J.P. MORGAN MID CAP/MULTI-CAP FUNDS	JUNE 30, 2019

JPMorgan Growth Advantage Fund

FUND COMMENTARY

TWELVE MONTHS ENDED JUNE 30, 2019 (Unaudited)

REPORTING PERIOD RETURN:
Fund (Class A Shares, without a sales charge)*	9.63%
Russell 3000 Growth Index	10.60%

Net Assets as of 6/30/2019 (In Thousands)	$9,389,089

INVESTMENT OBJECTIVE**

The JPMorgan Growth Advantage Fund (the “Fund”) seeks to provide long-term capital growth.

WHAT WERE THE MAIN DRIVERS OF THE FUND’S PERFORMANCE?

The Fund’s Class A Shares, without a sales charge, underperformed the Russell 3000 Growth Index (the “Benchmark”) for the twelve months ended June 30, 2019. The Fund’s security selection in the technology and consumer discretionary sectors was a leading detractor from performance relative to the Benchmark, while the Fund’s security selection in the health care and producer durables sectors was a leading contributor to relative performance.

Leading individual detractors from relative performance included the Fund’s overweight positions in East West Bancorp, Electronic Arts Inc. and Evolent Health Inc. Shares of East West Bancorp, a provider of financial services, fell after the company reported lower-than-expected earnings and revenue for the first quarter of 2019 and amid investor concerns about U.S.-China trade tariffs. Shares of Electronic Arts, a maker of digital interactive games and entertainment, fell amid a drop in revenue from mobile gaming and lower-than-expected live services revenue. Shares of Evolent Health, a provider of health care delivery and payment services, fell amid investor concerns about the financial solvency of a key client and the company’s lower-than-expected forecast for 2019 earnings.

Leading individual contributors to relative performance included the Fund’s overweight positions in Exact Sciences Inc., Veeva Systems Inc. and Waste Connections Inc. Shares of Exact Sciences, a provider of cancer diagnostics, rose amid better-than-expected quarterly earnings and revenue and increased adoption of its leading product by health care providers. Shares of Veeva Systems, a provider of software and services to the life sciences industry, rose after the company reported better-than-expected earnings and revenue for the first quarter of 2019 and raised its forecast for the full year 2019. Shares of Waste Connections, a provider of solid waste services that was not held in the Benchmark, rose after the company reported better-than-expected earnings and revenue for the first quarter of 2019.

HOW WAS THE FUND POSITIONED?

The Fund’s portfolio managers utilized a bottom-up approach to stock selection, researching individual companies across market capitalizations in an effort to construct portfolios of stocks that have strong fundamentals. The Fund’s portfolio managers sought to invest in high quality companies with durable franchises that, in their view, possessed the ability to generate strong future earnings growth.

TOP TEN EQUITY HOLDINGS OF THE PORTFOLIO***
1.	Microsoft Corp.	6.9%
2.	Amazon.com, Inc.	5.7
3.	Alphabet, Inc., Class C	4.4
4.	Apple, Inc.	4.3
5.	Mastercard, Inc., Class A	2.7
6.	UnitedHealth Group, Inc.	2.6
7.	Visa, Inc., Class A	2.3
8.	Waste Connections, Inc.	2.2
9.	PayPal Holdings, Inc.	1.9
10.	Netflix, Inc.	1.7

PORTFOLIO COMPOSITION BY SECTOR***
Information Technology	36.9%
Health Care	13.7
Consumer Discretionary	13.2
Industrials	11.0
Communication Services	9.5
Financials	6.5
Materials	2.8
Investment of cash collateral from securities loaned	2.0
Energy	1.3
Others (each less than 1.0%)	0.9
Short-Term Investments	2.2

*	The return shown is based on net asset values calculated for shareholder transactions and may differ from the return shown in the financial highlights, which reflects adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
**	The adviser seeks to achieve the Fund’s objective. There can be no guarantee it will be achieved.
***	Percentages indicated are based on total investments as of June 30, 2019. The Fund’s portfolio composition is subject to change.

JUNE 30, 2019	J.P. MORGAN MID CAP/MULTI-CAP FUNDS	3

JPMorgan Growth Advantage Fund

FUND COMMENTARY

TWELVE MONTHS ENDED JUNE 30, 2019 (Unaudited) (continued)

AVERAGE ANNUAL TOTAL RETURNS AS OF JUNE 30, 2019

	INCEPTION DATE OF CLASS	1 YEAR	5 YEAR	10 YEAR
CLASS A SHARES	October 29, 1999
With Sales Charge*		3.89%	12.24%	16.34%
Without Sales Charge		9.63	13.46	16.98
CLASS C SHARES	May 1, 2006
With CDSC**		8.06	12.89	16.38
Without CDSC		9.06	12.89	16.38
CLASS I SHARES	May 1, 2006	9.91	13.70	17.22
CLASS R2 SHARES	July 31, 2017	9.36	13.18	16.69
CLASS R3 SHARES	May 31, 2017	9.63	13.47	16.99
CLASS R4 SHARES	May 31, 2017	9.91	13.74	17.27
CLASS R5 SHARES	January 8, 2009	10.05	13.89	17.44
CLASS R6 SHARES	December 23, 2013	10.18	14.01	17.51

*	Sales Charge for Class A Shares is 5.25%.
**	Assumes a 1% CDSC (contingent deferred sales charge) for the one year period and 0% CDSC thereafter.

TEN YEAR PERFORMANCE (6/30/09 TO 6/30/19)

The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For up-to-date month-end performance information please call 1-800-480-4111.

Returns for Class R2 and Class R3 Shares prior to their inception dates are based on the performance of Class A Shares. The actual returns for Class R2 Shares would have been lower than those shown because Class R2 Shares have higher expenses than Class A Shares. The actual returns for Class R3 Shares would have been similar to those shown because Class R3 Shares have similar expenses to Class A Shares.

Returns for Class R4 Shares prior to their inception dates are based on the performance of Class I Shares. The actual returns of Class R4 Shares would have been similar to those shown because Class R4 Shares have similar expenses to Class I Shares.

Returns for Class R6 Shares prior to their inception date are based on the performance of Class R5 Shares from January 8, 2009 to December 22, 2013 and Class I Shares prior to January 8, 2009. The actual returns of Class R6 Shares would have been different than those shown because Class R6 Shares have different expenses than Class R5 and Class I Shares.

The graph illustrates comparative performance for $10,000 invested in Class A Shares of the JPMorgan Growth Advantage Fund, the Russell 3000 Growth Index and the Lipper Multi-Cap Growth Funds Index from June 30, 2009 to June 30, 2019. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and includes a sales charge. The performance of the Russell 3000 Growth Index does not reflect the deduction of expenses or a sales charge associated with a mutual fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the benchmark, if applicable. The performance of the Lipper Multi-Cap Growth Funds Index includes expenses associated with a mutual fund, such as investment management fees. These expenses are not identical to the expenses incurred by the Fund. The Russell 3000 Growth Index is an unmanaged index which measures the performance of those Russell 3000 companies (largest 3000 U.S. companies) with higher price-to-book ratios and higher forecasted growth values. The Lipper Multi-Cap Growth Funds Index is an index based on total returns of certain mutual funds within the Fund’s designated category as determined by Lipper, Inc. Investors cannot invest directly in an index.

Class A Shares have a $1,000 minimum initial investment and carry a 5.25% sales charge.

Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares.

The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.

4	J.P. MORGAN MID CAP/MULTI-CAP FUNDS	JUNE 30, 2019

JPMorgan Mid Cap Equity Fund

FUND COMMENTARY

TWELVE MONTHS ENDED JUNE 30, 2019 (Unaudited)

REPORTING PERIOD RETURN:
Fund (Class I Shares)*	10.20%
Russell Midcap Index	7.83%

Net Assets as of 6/30/2019 (In Thousands)	$2,791,397

INVESTMENT OBJECTIVE**

The JPMorgan Mid Cap Equity Fund (the “Fund”) seeks long-term capital growth.

WHAT WERE THE MAIN DRIVERS OF THE FUND’S PERFORMANCE?

The Fund’s Class I Shares outperformed the Russell Midcap Index (the “Benchmark”) for the twelve months ended June 30, 2019. The Fund’s security selection in the materials & processing sector and in the health care sector was a leading contributor to performance relative to the Benchmark, while the Fund’s security selection in the consumer discretionary and consumer staples sectors was a leading detractor from relative performance.

Leading individual contributors to relative performance included the Fund’s overweight positions in Ball Corp., Paycom Software Inc. and Veeva Systems Inc. Shares of Ball, a packaging manufacturer, rose after the company reported better-than-expected revenue for the first quarter of 2019. Shares of Paycom Software, a provider of workforce management software, rose amid consistently better-than-expected earnings and revenue during the reporting period. Shares of Veeva Systems, a provider of software and services to the life sciences industry, rose after the company reported better-than-expected earnings and revenue for the first quarter of 2019 and raised its forecast for the full year 2019.

Leading individual detractors from relative performance included the Fund’s overweight positions in EQT Corp., Mohawk Industries Inc. and Electronic Arts Inc. Shares of EQT, a natural gas production and transmission company, fell after the company forecast flat production and lower capital expenditures in 2019. Shares of Mohawk Industries, a maker of commercial and residential flooring, fell after the company reported lower-than-expected revenue for the first quarter of 2019. Shares of Electronic Arts, a video games and other interactive entertainment, fell amid a drop in revenue from mobile gaming and lower-than-expected live services revenue.

HOW WAS THE FUND POSITIONED?

The Fund’s portfolio managers employed a bottom-up approach to stock selection, constructing a portfolio based on company fundamentals, quantitative screening and proprietary fundamental analysis. The Fund’s portfolio managers sought to identify dominant franchises with predictable business models they deemed capable of achieving, in their view, sustained growth, as well as undervalued companies with the potential to grow their intrinsic value per share.

TOP TEN EQUITY HOLDINGS OF THE PORTFOLIO***
1.	Ball Corp.	1.4%
2.	Synopsys, Inc.	1.2
3.	AMETEK, Inc.	1.2
4.	Global Payments, Inc.	1.2
5.	Amphenol Corp., Class A	1.2
6.	CBRE Group, Inc., Class A	1.1
7.	Waste Connections, Inc.	1.1
8.	Hilton Worldwide Holdings, Inc.	1.1
9.	CMS Energy Corp.	1.1
10.	O’Reilly Automotive, Inc.	1.1

PORTFOLIO COMPOSITION BY SECTOR***
Information Technology	20.0%
Financials	13.6
Consumer Discretionary	12.5
Industrials	12.0
Health Care	10.9
Real Estate	7.2
Utilities	5.0
Materials	4.5
Energy	3.3
Investment of cash collateral from securities loaned	2.9
Communication Services	2.8
Consumer Staples	1.9
Short-Term Investments	3.4

*	The return shown is based on net asset values calculated for shareholder transactions and may differ from the return shown in the financial highlights, which reflects adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
**	The adviser seeks to achieve the Fund’s objective. There can be no guarantee it will be achieved.
***	Percentages indicated are based on total investments as of June 30, 2019. The Fund’s portfolio composition is subject to change.

JUNE 30, 2019	J.P. MORGAN MID CAP/MULTI-CAP FUNDS	5

JPMorgan Mid Cap Equity Fund

FUND COMMENTARY

TWELVE MONTHS ENDED JUNE 30, 2019 (Unaudited) (continued)

AVERAGE ANNUAL TOTAL RETURNS AS OF JUNE 30, 2019

	INCEPTION DATE OF CLASS	1 YEAR	5 YEAR	10 YEAR
CLASS A SHARES	November 2, 2009
With Sales Charge*		4.14%	7.54%	14.18%
Without Sales Charge		9.92	8.71	14.79
CLASS C SHARES	November 2, 2009
With CDSC**		8.39	8.17	14.24
Without CDSC		9.39	8.17	14.24
CLASS I SHARES	January 1, 1997	10.20	9.06	15.16
CLASS R2 SHARES	March 14, 2014	9.66	8.44	14.64
CLASS R5 SHARES	March 14, 2014	10.37	9.18	15.23
CLASS R6 SHARES	March 14, 2014	10.48	9.25	15.27

*	Sales Charge for Class A Shares is 5.25%.
**	Assumes a 1% CDSC (contingent deferred sales charge) for the one year period and 0% CDSC thereafter.

TEN YEAR PERFORMANCE (6/30/09 TO 6/30/19)

The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For up-to-date month-end performance information please call 1-800-480-4111.

Returns for Class A and Class C Shares prior to their inception dates are based on the performance of Class I Shares. The actual returns of Class A and Class C Shares would have been lower than those shown because Class A and Class C Shares have higher expenses than Class I Shares.

Returns for Class R2 Shares prior to their inception date are based on the performance of Class A Shares from November 2, 2009 to March 13, 2014 and Class I Shares prior to November 2, 2009. The actual returns of Class R2 Shares would have been lower than those shown because Class R2 Shares have higher expenses than Class A and Class I Shares.

Returns for Class R5 and Class R6 Shares prior to their inception dates are based on the performance of Class I Shares. The actual returns of Class R5 and Class R6 Shares would have been different because Class R5 and Class R6 Shares have different expenses than Class I Shares.

The graph illustrates comparative performance for $1,000,000 invested in the Class I Shares of JPMorgan Mid Cap Equity Fund, the Russell Midcap Index, the Lipper Multi-Cap Core Funds Index and the Lipper Multi-Cap Growth Funds Index from June 30, 2009 to June 30, 2019. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and does not include a sales charge. The performance of the Russell Midcap Index does not reflect the deduction of expenses or a sales charge associated with a mutual fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the benchmark, if applicable. The performance of the Lipper Mid-Cap Core Funds Index and the Lipper Multi-Cap Growth Funds Index includes expenses associated with a mutual fund, such as investment management fees. These expenses are not identical to the expenses incurred by the Fund. The Russell Midcap Index is an unmanaged index which measures the performance of the 800 smallest companies in the Russell 1000 Index. The Lipper Mid-Cap Core Funds Index and the Lipper Multi-Cap Growth Funds Index are indices based on total returns of certain mutual funds within designated categories as determined by Lipper, Inc. Investors cannot invest directly in an index.

Class I Shares have a $1,000,000 minimum initial investment.

Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares.

The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.

6	J.P. MORGAN MID CAP/MULTI-CAP FUNDS	JUNE 30, 2019

JPMorgan Mid Cap Growth Fund

FUND COMMENTARY

TWELVE MONTHS ENDED JUNE 30, 2019 (Unaudited)

REPORTING PERIOD RETURN:
Fund (Class I Shares)*	15.73%
Russell Midcap Growth Index	13.94%

Net Assets as of 6/30/2019 (In Thousands)	$4,558,492

INVESTMENT OBJECTIVE**

The JPMorgan Mid Cap Growth Fund (the “Fund”) seeks growth of capital.

WHAT WERE THE MAIN DRIVERS OF THE FUND’S PERFORMANCE?

The Fund’s Class I Shares outperformed the Russell Midcap Growth Index (the “Benchmark”) for the twelve months ended June 30, 2019. The Fund’s security selection in the health care and producer durables sectors was a leading contributor to performance relative to the Benchmark, while the Fund’s security selection in the technology sector and its underweight position in the consumer staples sector were leading detractors from relative performance.

Leading individual contributors to relative performance included the Fund’s overweight positions in Paycom Software Inc., Veeva Systems Inc. and Exact Sciences Inc. Shares of Paycom Software, a provider of workforce management software, rose amid consistently better-than-expected quarterly earnings and revenue during the reporting period. Shares of Veeva Systems, a provider of software and services to the life sciences industry, rose after the company reported better-than-expected earnings and revenue for the first quarter of 2019 and raised its forecast for the full year 2019. Shares of Exact Sciences, a provider of cancer diagnostics, rose amid better-than-expected quarterly earnings and revenue and increased adoption of its leading product by health care providers.

Leading individual detractors from relative performance included the Fund’s overweight positions in Electronic Arts Inc., East West Bancorp and Red Rock Resorts Inc. Shares of Electronic Arts, a maker of digital interactive games and entertainment not held in the Benchmark, fell amid a drop in revenue from mobile gaming and lower-than-expected live services revenue. Shares of East West Bancorp, a provider of financial services, fell after the company reported lower-than-expected earnings and revenue for the first quarter of 2019 and amid investor concerns over U.S.-China trade tariffs. Shares of Red Rock Resorts, a casino and entertainment properties operator not held in the Benchmark, fell amid investor concerns about weaker-than-expected demand at the company’s Palms Casino Resort.

HOW WAS THE FUND POSITIONED?

The Fund’s portfolio managers utilized a bottom-up approach to stock selection, researching individual companies in an effort to construct a portfolio of stocks that have strong fundamentals. The Fund’s portfolio managers sought to invest in high quality companies with durable franchises that, in their view, possessed the ability to generate strong future earnings growth.

TOP TEN EQUITY HOLDINGS OF THE PORTFOLIO***
1.	Global Payments, Inc.	2.3%
2.	Waste Connections, Inc.	2.2
3.	O’Reilly Automotive, Inc.	2.1
4.	Fiserv, Inc.	1.8
5.	Tractor Supply Co.	1.7
6.	Ball Corp.	1.7
7.	Advanced Micro Devices, Inc.	1.6
8.	Xilinx, Inc.	1.6
9.	Take-Two Interactive Software, Inc.	1.5
10.	Copart, Inc.	1.5

PORTFOLIO COMPOSITION BY SECTOR***
Information Technology	33.3%
Industrials	16.4
Health Care	15.3
Consumer Discretionary	13.0
Financials	5.9
Materials	4.4
Investment of cash collateral from securities loaned	4.2
Communication Services	3.2
Real Estate	1.1
Others (each less than 1.0%)	0.8
Short-Term Investments	2.4

*	The return shown is based on net asset values calculated for shareholder transactions and may differ from the return shown in the financial highlights, which reflects adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
**	The adviser seeks to achieve the Fund’s objective. There can be no guarantee it will be achieved.
***	Percentages indicated are based on total investments as of June 30, 2019. The Fund’s portfolio composition is subject to change.

JUNE 30, 2019	J.P. MORGAN MID CAP/MULTI-CAP FUNDS	7

JPMorgan Mid Cap Growth Fund

FUND COMMENTARY

TWELVE MONTHS ENDED JUNE 30, 2019 (Unaudited) (continued)

AVERAGE ANNUAL TOTAL RETURNS AS OF JUNE 30, 2019

	INCEPTION DATE OF CLASS	1 YEAR	5 YEAR	10 YEAR
CLASS A SHARES	February 18, 1992
With Sales Charge*		9.31%	9.29%	15.14%
Without Sales Charge		15.37	10.48	15.77
CLASS C SHARES	November 4, 1997
With CDSC**		13.78	9.92	15.18
Without CDSC		14.78	9.92	15.18
CLASS I SHARES	March 2, 1989	15.73	10.82	16.13
CLASS R2 SHARES	June 19, 2009	15.10	10.26	15.56
CLASS R3 SHARES	September 9, 2016	15.38	10.48	15.77
CLASS R4 SHARES	September 9, 2016	15.66	10.75	16.06
CLASS R5 SHARES	November 1, 2011	15.89	10.97	16.25
CLASS R6 SHARES	November 1, 2011	15.97	11.04	16.30

*	Sales Charge for Class A Shares is 5.25%.
**	Assumes a 1% CDSC (contingent deferred sales charge) for the one year period and 0% CDSC thereafter.

TEN YEAR PERFORMANCE (6/30/09 TO 6/30/19)

The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For up-to-date month-end performance information please call 1-800-480-4111.

Returns for the Class R3, Class R4, Class R5 and Class R6 Shares prior to their inception dates are based on the performance of Class I Shares. Prior performance for Class R3 and Class R4 Shares has been adjusted to reflect the differences in expenses between classes. The actual returns of Class R5 and Class R6 Shares would have been different than those shown because Class R5 and Class R6 Shares have different expenses than Class I Shares.

The graph illustrates comparative performance for $1,000,000 invested in Class I Shares of the JPMorgan Mid Cap Growth Fund, the Russell Midcap Growth Index and the Lipper Mid-Cap Growth Funds Index from June 30, 2009 to June 30, 2019. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and does not include a sales charge. The performance of the Russell Midcap Growth Index does not reflect the deduction of expenses or a sales charge associated with a mutual fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the benchmark, if applicable. The performance of the Lipper Mid-Cap Growth Funds Index includes expenses associated with a mutual fund, such as investment management fees. These expenses are not identical to the expenses incurred by the Fund. The Russell Midcap Growth Index is an unmanaged index which measures the performance of those Russell Midcap companies with higher price-to-book ratios and higher forecasted growth values. The Lipper Mid-Cap Growth Funds Index is an index based on total returns of certain mutual funds within designated categories as determined by Lipper, Inc. Investors cannot invest directly in an index.

Class I Shares have a $1,000,000 minimum initial investment.

Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares.

The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.

8	J.P. MORGAN MID CAP/MULTI-CAP FUNDS	JUNE 30, 2019

JPMorgan Mid Cap Value Fund

FUND COMMENTARY

TWELVE MONTHS ENDED JUNE 30, 2019 (Unaudited)

REPORTING PERIOD RETURN:
Fund (Class L Shares)*	4.63%
Russell Midcap Value Index	3.68%

Net Assets as of 6/30/2019 (In Thousands)	$17,015,485

INVESTMENT OBJECTIVE**

The JPMorgan Mid Cap Value Fund (the “Fund”) seeks growth from capital appreciation.

WHAT WERE THE MAIN DRIVERS OF THE FUND’S PERFORMANCE?

The Fund’s Class L Shares outperformed the Russell Midcap Value Index (the “Benchmark”) for the twelve months ended June 30, 2019. The Fund’s security selection in the materials and energy sectors was a leading contributor to performance relative to the Benchmark, while the Fund’s security selection in the consumer discretionary and consumer staples sectors was a leading detractor from relative performance.

Leading individual contributors to relative performance included the Fund’s overweight positions in Ball Corp., AutoZone Inc. and Williams Cos. Shares of Ball, a packaging manufacturer, rose after the company reported better-than-expected revenue for the first quarter of 2019. Shares of AutoZone, an automotive parts retailer, rose after the company reported better-than-expected earnings and sales for its fiscal third quarter. Shares of Williams, an operator of natural gas and petroleum pipelines and storage facilities, rose amid investor expectations for earnings growth and investor demand for stocks that pay relatively high dividends.

Leading individual detractors from relative performance included the Fund’s overweight positions in EQT Corp., Mohawk Industries Inc. and CommScope Holding Co. Shares of EQT, a natural gas production and transmission company, fell after the company forecast flat production and lower capital expenditures in 2019. Shares of Mohawk Industries, a maker of commercial and residential flooring, fell after the company reported lower-than-expected revenue for the first quarter of 2019. Shares of CommScope Holding, a communications infrastructure provider, fell after the company issued a weaker-than-expected earnings and revenue forecast for the second quarter of 2019.

HOW WAS THE FUND POSITIONED?

The Fund’s portfolio managers utilized a bottom-up approach to stock selection and sought to identify durable franchises possessing the ability to generate, in their view, sustainable levels of free cash flow.

TOP TEN EQUITY HOLDINGS OF THE PORTFOLIO***
1.	CMS Energy Corp.	2.1%
2.	WEC Energy Group, Inc.	2.1
3.	Xcel Energy, Inc.	2.1
4.	Loews Corp.	2.0
5.	M&T Bank Corp.	1.9
6.	Williams Cos., Inc. (The)	1.9
7.	Diamondback Energy, Inc.	1.6
8.	SunTrust Banks, Inc.	1.5
9.	T. Rowe Price Group, Inc.	1.5
10.	AutoZone, Inc.	1.5

PORTFOLIO COMPOSITION BY SECTOR***
Financials	21.7%
Real Estate	12.9
Consumer Discretionary	11.9
Utilities	10.1
Industrials	7.5
Health Care	6.5
Information Technology	6.5
Energy	5.8
Materials	4.6
Consumer Staples	3.8
Communication Services	2.5
Investment of cash collateral from securities loaned	2.1
Short-Term Investments	4.1

*	The return shown is based on net asset values calculated for shareholder transactions and may differ from the return shown in the financial highlights, which reflects adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
**	The adviser seeks to achieve the Fund’s objective. There can be no guarantee it will be achieved.
***	Percentages indicated are based on total investments as of June 30, 2019. The Fund’s portfolio composition is subject to change.

JUNE 30, 2019	J.P. MORGAN MID CAP/MULTI-CAP FUNDS	9

JPMorgan Mid Cap Value Fund

FUND COMMENTARY

TWELVE MONTHS ENDED JUNE 30, 2019 (Unaudited) (continued)

AVERAGE ANNUAL TOTAL RETURNS AS OF JUNE 30, 2019

	INCEPTION DATE OF CLASS	1 YEAR	5 YEAR	10 YEAR
CLASS A SHARES	April 30, 2001
With Sales Charge*		(1.34)%	5.52%	13.23%
Without Sales Charge		4.12	6.66	13.84
CLASS C SHARES	April 30, 2001
With CDSC**		2.59	6.12	13.26
Without CDSC		3.59	6.12	13.26
CLASS I SHARES	October 31, 2001	4.38	6.93	14.12
CLASS L SHARES	November 13, 1997	4.63	7.18	14.40
CLASS R2 SHARES	November 3, 2008	3.86	6.39	13.54
CLASS R3 SHARES	September 9, 2016	4.12	6.66	13.84
CLASS R4 SHARES	September 9, 2016	4.38	6.92	14.12
CLASS R5 SHARES	September 9, 2016	4.52	7.13	14.37
CLASS R6 SHARES	September 9, 2016	4.63	7.18	14.40

*	Sales Charge for Class A Shares is 5.25%.
**	Assumes a 1% CDSC (contingent deferred sales charge) for the one year period and 0% CDSC thereafter.

TEN YEAR PERFORMANCE (6/30/09 TO 6/30/19)

The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For up-to-date month-end performance information please call 1-800-480-4111.

Returns for Class R3 Shares prior to their inception dates are based on the performance of Class A Shares. The actual returns of Class R3 Shares would have been lower than those shown because Class R3 Shares have higher expenses than Class A Shares.

Returns for the Class R4 Shares prior to their inception date are based on the performance of Class I Shares. The actual returns of Class R4 Shares would have been lower because Class R4 Shares have higher expenses than Class I Shares.

Returns for the Class R5 and R6 Shares prior to their inception dates are based on the performance of Class L Shares. The actual returns of Class R5 Shares would have been lower than those shown because Class R5 Shares have higher expenses than Class L Shares. The actual returns for Class R6 Shares would have been similar to those shown because Class R6 Shares have similar expenses to Class L Shares.

The graph illustrates comparative performance for $3,000,000 invested in Class L Shares of the JPMorgan Mid Cap Value Fund, the Russell Midcap Value Index, the Lipper Mid-Cap Value Funds Index and the Lipper Mid-Cap Core Funds Index from June 30, 2009 to June 30, 2019. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and does not include a sales charge. The performance of the Russell Midcap Value Index does not reflect the deduction of expenses or a sales charge associated with a mutual fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the benchmark, if applicable. The performance of the Lipper Mid-Cap Value Funds Index and the Lipper Mid-Cap Core Funds Index includes expenses associated with a mutual fund, such as investment management fees. These expenses are not identical to the expenses incurred by the Fund. The Russell Midcap Value Index is an unmanaged index which measures the performance of those Russell Midcap companies with lower price-to-book ratios and lower forecasted growth values. The Lipper Mid-Cap Value Funds Index and the Lipper Mid-Cap Core Funds Index are indices based on total returns of certain mutual funds within designated categories as determined by Lipper, Inc. Investors cannot invest directly in an index.

Class L Shares have a $3,000,000 minimum initial investment.

Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares.

The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.

10	J.P. MORGAN MID CAP/MULTI-CAP FUNDS	JUNE 30, 2019

JPMorgan Value Advantage Fund

FUND COMMENTARY

TWELVE MONTHS ENDED JUNE 30, 2019 (Unaudited)

REPORTING PERIOD RETURN:
Fund (Class L Shares)*	7.44%
Russell 3000 Value Index	7.34%

Net Assets as of 6/30/2019 (In Thousands)	$10,825,760

INVESTMENT OBJECTIVE**

The JPMorgan Value Advantage Fund (the “Fund”) seeks to provide long-term total return from a combination of income and capital gains.

WHAT WERE THE MAIN DRIVERS OF THE FUND’S PERFORMANCE?

The Fund’s Class L Shares outperformed the Russell 3000 Value Index (the “Benchmark”) for the twelve months ended June 30, 2019. The Fund’s security selection in the energy and materials sector was a leading contributor to performance relative to the Benchmark, while the Fund’s security selection in the consumer staples sector and its security selection and overweight position in the financials sector were leading detractors from relative performance.

Leading individual contributors to performance relative to the Benchmark included the Fund’s overweight positions in Ball Corp., AutoZone Inc. and Kinder Morgan Inc. Shares of Ball, a packaging manufacturer, rose after the company reported better-than-expected revenue for the first quarter of 2019. Shares of AutoZone, an automotive parts retailer, rose after the company reported better-than-expected earnings and sales for its fiscal third quarter. Shares of Kinder Morgan, a natural gas and petroleum pipelines and storage company, rose after the company increased its quarterly dividend by 25% in April 2019.

Leading individual detractors from relative performance included the Fund’s overweight positions in Nordstrom Inc., CommScope Holding Co. and Energizer Holdings Inc. Shares of Nordstrom, an apparel retail chain not held in the Benchmark, fell after the company reported lower-than-expected earnings and revenue and reduced its forecast for the full year 2019.

Shares of CommScope Holding, a communications infrastructure provider, fell after the company issued a weaker-than-expected earnings and revenue forecast for the second quarter of 2019. Shares of Energizer, a batteries and lighting manufacturer, fell after the company reported lower than expected sales for the first quarter of 2019.

HOW WAS THE FUND POSITIONED?

The Fund’s portfolio managers utilized a bottom-up approach to stock selection and sought to identify durable franchises possessing the ability to generate, in the portfolio managers’ view, significant levels of free cash flow.

TOP TEN EQUITY HOLDINGS OF THE PORTFOLIO***
1.	Bank of America Corp.	3.3%
2.	Pfizer, Inc.	2.7
3.	Wells Fargo & Co.	2.1
4.	Capital One Financial Corp.	2.1
5.	PNC Financial Services Group, Inc. (The)	1.9
6.	Loews Corp.	1.9
7.	Chevron Corp.	1.9
8.	Merck & Co., Inc.	1.7
9.	Delta Air Lines, Inc.	1.6
10.	M&T Bank Corp.	1.6

PORTFOLIO COMPOSITION BY SECTOR***
Financials	29.6%
Energy	9.2
Health Care	9.2
Consumer Discretionary	7.6
Real Estate	7.5
Industrials	6.5
Information Technology	6.0
Utilities	5.6
Communication Services	5.2
Consumer Staples	5.0
Materials	4.7
Investment of cash collateral from securities loaned	2.3
Short-Term Investments	1.6

*	The return shown is based on net asset values calculated for shareholder transactions and may differ from the return shown in the financial highlights, which reflects adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
**	The adviser seeks to achieve the Fund’s objective. There can be no guarantee it will be achieved.
***	Percentages indicated are based on total investments as of June 30, 2019. The Fund’s portfolio composition is subject to change.

JUNE 30, 2019	J.P. MORGAN MID CAP/MULTI-CAP FUNDS	11

JPMorgan Value Advantage Fund

FUND COMMENTARY

TWELVE MONTHS ENDED JUNE 30, 2019 (Unaudited) (continued)

AVERAGE ANNUAL TOTAL RETURNS AS OF JUNE 30, 2019

	INCEPTION DATE OF CLASS	1 YEAR	5 YEAR	10 YEAR
CLASS A SHARES	February 28, 2005
With Sales Charge*		1.38%	5.83%	13.30%
Without Sales Charge		7.00	6.98	13.91
CLASS C SHARES	February 28, 2005
With CDSC**		5.48	6.45	13.35
Without CDSC		6.48	6.45	13.35
CLASS I SHARES	February 28, 2005	7.28	7.25	14.20
CLASS L SHARES	February 28, 2005	7.44	7.49	14.46
CLASS R2 SHARES	July 31, 2017	6.75	6.71	13.63
CLASS R3 SHARES	September 9, 2016	7.00	6.98	13.91
CLASS R4 SHARES	September 9, 2016	7.27	7.25	14.20
CLASS R5 SHARES	September 9, 2016	7.41	7.46	14.45
CLASS R6 SHARES	September 9, 2016	7.57	7.53	14.49

*	Sales Charge for Class A Shares is 5.25%.
**	Assumes a 1% CDSC (contingent deferred sales charge) for the one year period and 0% CDSC thereafter.

TEN YEAR PERFORMANCE (6/30/09 TO 6/30/19)

The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For up-to-date month-end performance information please call 1-800-480-4111.

Returns for Class R2 and Class R3 Shares prior to their inception date are based on the performance of Class A Shares. The actual returns of Class R2 Shares would have been lower than those shown because Class R2 Shares have higher expenses than Class A Shares. Returns for Class R3 Shares would have been similar to those shown because Class R3 Shares have similar expenses to Class A Shares.

Returns for the Class R4 Shares prior to their inception date are based on the performance of Class I Shares. The actual returns of Class R4 Shares would have been similar to those shown because Class R4 Shares have similar expenses to Class I Shares.

Returns for the Class R5 and Class R6 Shares prior to their inception dates are based on the performance of Class L Shares. The actual returns for Class R5 and Class R6 Shares would have been different to those shown because Class R5 and Class R6 Shares have different expenses to Class L Shares.

The graph illustrates comparative performance for $3,000,000 invested in Class L Shares of the JPMorgan Value Advantage Fund, the Russell 3000 Value Index and the Lipper Multi-Cap Value Funds Index from June 30, 2009 to

June 30, 2019. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and does not include a sales charge. The performance of the Russell 3000 Value Index does not reflect the deduction of expenses or a sales charge associated with a mutual fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the benchmark, if applicable. The performance of the Lipper Multi-Cap Value Funds Index includes expenses associated with a mutual fund, such as investment management fees. These expenses are not identical to the expenses incurred by the Fund. The Russell 3000 Value Index is an unmanaged index which measures the performance of those Russell 3000 companies (largest 3000 U.S. companies) with lower price-to-book ratios and lower forecasted growth values. The Lipper Multi-Cap Value Funds Index is an index based on total returns of certain mutual funds within the Fund’s designated category as determined by Lipper, Inc. Investors cannot invest directly in an index.

Class L Shares have a $3,000,000 minimum initial investment.

Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares.

The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.

12	J.P. MORGAN MID CAP/MULTI-CAP FUNDS	JUNE 30, 2019

JPMorgan Growth Advantage Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JUNE 30, 2019

INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — 98.3%

Aerospace & Defense — 1.0%

Boeing Co. (The)	264	95,917

Automobiles — 0.2%

Tesla, Inc. * (a)	102	22,704

Banks — 1.6%

East West Bancorp, Inc.	1,600	74,827

First Republic Bank (a)	775	75,650

		150,477

Biotechnology — 2.9%

Exact Sciences Corp. * (a)	881	103,993

Exelixis, Inc. *	2,549	54,466

Intercept Pharmaceuticals, Inc. * (a)	179	14,227

Sage Therapeutics, Inc. * (a)	195	35,721

Vertex Pharmaceuticals, Inc. *	353	64,660

		273,067

Building Products — 1.7%

Fortune Brands Home & Security, Inc.	1,362	77,822

Lennox International, Inc. (a)	284	77,963

		155,785

Capital Markets — 4.0%

BlackRock, Inc.	149	70,020

Charles Schwab Corp. (The)	1,487	59,771

Nasdaq, Inc.	732	70,353

S&P Global, Inc. (a)	521	118,747

TD Ameritrade Holding Corp.	1,046	52,201

		371,092

Commercial Services & Supplies — 3.4%

Copart, Inc. *	1,384	103,470

Waste Connections, Inc.	2,234	213,559

		317,029

Communications Equipment — 0.6%

Arista Networks, Inc. *	224	58,194

Construction Materials — 0.8%

Vulcan Materials Co.	551	75,630

Containers & Packaging — 2.1%

Avery Dennison Corp.	776	89,803

Ball Corp.	1,482	103,697

		193,500

Electrical Equipment — 0.5%

AMETEK, Inc.	530	48,172

Electronic Equipment, Instruments & Components — 3.1%

Amphenol Corp., Class A	710	68,137

Corning, Inc.	2,011	66,835

Keysight Technologies, Inc. *	772	69,333

INVESTMENTS	SHARES (000)	VALUE ($000)

Electronic Equipment, Instruments & Components — continued

Zebra Technologies Corp., Class A * (a)	420	87,923

		292,228

Entertainment — 3.9%

Netflix, Inc. *	456	167,424

Spotify Technology SA *	571	83,492

Take-Two Interactive Software, Inc. *	1,056	119,859

		370,775

Health Care Equipment & Supplies — 1.7%

DexCom, Inc. *	472	70,665

Intuitive Surgical, Inc. * (a)	164	86,131

		156,796

Health Care Providers & Services — 3.9%

Acadia Healthcare Co., Inc. * (a)	1,285	44,907

Anthem, Inc.	278	78,426

UnitedHealth Group, Inc.	1,014	247,475

		370,808

Health Care Technology — 1.8%

Teladoc Health, Inc. *	1,408	93,512

Veeva Systems, Inc., Class A *	488	79,093

		172,605

Hotels, Restaurants & Leisure — 0.6%

Hilton Worldwide Holdings, Inc. (a)	562	54,953

Insurance — 1.1%

Progressive Corp. (The)	1,278	102,135

Interactive Media & Services — 5.3%

Alphabet, Inc., Class C *	395	427,289

Facebook, Inc., Class A *	383	73,861

		501,150

Internet & Direct Marketing Retail — 6.4%

Amazon.com, Inc. *	290	548,206

Wayfair, Inc., Class A * (a)	329	48,005

		596,211

IT Services — 9.8%

Booz Allen Hamilton Holding Corp.	545	36,097

Global Payments, Inc. (a)	951	152,332

GoDaddy, Inc., Class A *	890	62,398

Mastercard, Inc., Class A	996	263,366

PayPal Holdings, Inc. *	1,629	186,490

Visa, Inc., Class A	1,252	217,354

		918,037

Life Sciences Tools & Services — 2.1%

Illumina, Inc. *	272	100,247

Thermo Fisher Scientific, Inc.	331	97,120

		197,367

SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2019	J.P. MORGAN MID CAP/MULTI-CAP FUNDS	13

JPMorgan Growth Advantage Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JUNE 30, 2019 (continued)

INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued

Machinery — 2.7%

Nordson Corp. (a)	338	47,777

Oshkosh Corp.	522	43,540

Parker-Hannifin Corp.	399	67,800

Stanley Black & Decker, Inc.	656	94,821

		253,938

Media — 0.5%

New York Times Co. (The), Class A (a)	1,334	43,505

Oil, Gas & Consumable Fuels — 1.3%

Concho Resources, Inc.	585	60,309

EOG Resources, Inc.	667	62,147

		122,456

Pharmaceuticals — 1.6%

Catalent, Inc. * (a)	1,303	70,636

Jazz Pharmaceuticals plc *	484	68,970

TherapeuticsMD, Inc. *	5,525	14,364

		153,970

Professional Services — 0.8%

IHS Markit Ltd. *	1,110	70,755

Real Estate Management & Development — 0.9%

CBRE Group, Inc., Class A *	1,669	85,640

Road & Rail — 1.1%

Lyft, Inc., Class A *	702	46,148

Old Dominion Freight Line, Inc.	381	56,876

		103,024

Semiconductors & Semiconductor Equipment — 4.6%

Advanced Micro Devices, Inc. * (a)	2,563	77,832

Applied Materials, Inc.	1,463	65,712

Microchip Technology, Inc. (a)	407	35,322

NVIDIA Corp.	483	79,258

QUALCOMM, Inc.	1,201	91,383

Xilinx, Inc.	679	80,091

		429,598

Software — 15.4%

Autodesk, Inc. *	278	45,205

DocuSign, Inc. * (a)	744	36,989

Fair Isaac Corp. *	197	61,799

Intuit, Inc.	500	130,717

Microsoft Corp.	4,972	666,063

Palo Alto Networks, Inc. *	351	71,601

salesforce.com, Inc. * (a)	993	150,653

ServiceNow, Inc. *	421	115,704

Slack Technologies, Inc., Class A * (a)	776	29,092

INVESTMENTS	SHARES (000)	VALUE ($000)

Software — continued

Splunk, Inc. *	575	72,269

Synopsys, Inc. *	543	69,867

		1,449,959

Specialty Retail — 5.5%

Home Depot, Inc. (The)	754	156,726

O’Reilly Automotive, Inc. *	240	88,637

Ross Stores, Inc.	1,659	164,430

Tractor Supply Co.	936	101,880

		511,673

Technology Hardware, Storage & Peripherals — 4.4%

Apple, Inc.	2,086	412,851

Textiles, Apparel & Luxury Goods — 0.9%

Lululemon Athletica, Inc. *	493	88,771

Trading Companies & Distributors — 0.1%

WW Grainger, Inc.	41	10,862

Total Common Stocks (Cost $5,395,304)		9,231,634

Short-Term Investments — 2.3%

Investment Companies — 2.3%

JPMorgan Prime Money Market Fund Class IM Shares, 2.46% (b) (c) (Cost $214,330)	214,265	214,350

Investment of Cash Collateral from Securities Loaned — 2.1%

JPMorgan Securities Lending Money Market Fund Class Agency SL Shares, 2.52% (b) (c)	157,015	157,046

JPMorgan U.S. Government Money Market Fund Class IM Shares, 2.31% (b) (c)	36,180	36,180

Total Investment of Cash Collateral from Securities Loaned (Cost $193,211)		193,226

Total Investments — 102.7% (Cost $5,802,845)		9,639,210
Liabilities in Excess of Other Assets — (2.7)%		(250,121)

NET ASSETS — 100.0%		9,389,089

Percentages indicated are based on net assets.

(a)	The security or a portion of this security is on loan at June 30, 2019. The total value of securities on loan at June 30, 2019 is approximately $189,162,000.
(b)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(c)	The rate shown is the current yield as of June 30, 2019.
*	Non-income producing security.

SEE NOTES TO FINANCIAL STATEMENTS.

14	J.P. MORGAN MID CAP/MULTI-CAP FUNDS	JUNE 30, 2019

JPMorgan Mid Cap Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JUNE 30, 2019

INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — 96.8%

Aerospace & Defense — 0.6%

HEICO Corp., Class A	159	16,437

Auto Components — 0.6%

Aptiv plc	93	7,485

BorgWarner, Inc.	259	10,861

		18,346

Automobiles — 0.1%

Tesla, Inc. * (a)	9	2,101

Banks — 5.2%

Citizens Financial Group, Inc.	395	13,951

Comerica, Inc.	131	9,479

East West Bancorp, Inc.	251	11,747

Fifth Third Bancorp	712	19,866

First Republic Bank	256	24,950

Huntington Bancshares, Inc.	775	10,704

M&T Bank Corp.	159	27,082

SunTrust Banks, Inc.	350	21,978

Zions Bancorp NA	116	5,311

		145,068

Beverages — 0.8%

Constellation Brands, Inc., Class A	62	12,277

Keurig Dr Pepper, Inc. (a)	203	5,874

Molson Coors Brewing Co., Class B	98	5,515

		23,666

Biotechnology — 2.1%

Agios Pharmaceuticals, Inc. * (a)	81	4,060

Alnylam Pharmaceuticals, Inc. * (a)	64	4,629

BioMarin Pharmaceutical, Inc. *	50	4,291

Exact Sciences Corp. * (a)	171	20,161

Exelixis, Inc. *	408	8,723

Intercept Pharmaceuticals, Inc. *	54	4,329

Moderna, Inc. *	169	2,467

Sage Therapeutics, Inc. * (a)	53	9,759

		58,419

Building Products — 1.4%

Fortune Brands Home & Security, Inc.	424	24,244

Lennox International, Inc.	52	14,312

		38,556

Capital Markets — 4.2%

Ameriprise Financial, Inc.	110	15,908

Invesco Ltd.	266	5,443

MSCI, Inc.	52	12,371

Nasdaq, Inc.	117	11,233

Northern Trust Corp.	156	14,001

INVESTMENTS	SHARES (000)	VALUE ($000)

Capital Markets — continued

Raymond James Financial, Inc.	152	12,826

S&P Global, Inc.	61	13,986

T. Rowe Price Group, Inc.	191	20,960

TD Ameritrade Holding Corp.	229	11,447

		118,175

Chemicals — 0.5%

Sherwin-Williams Co. (The)	29	13,208

Commercial Services & Supplies — 1.9%

Copart, Inc. *	285	21,293

Waste Connections, Inc.	334	31,924

		53,217

Communications Equipment — 0.7%

Arista Networks, Inc. * (a)	57	14,744

CommScope Holding Co., Inc. *	258	4,052

		18,796

Construction Materials — 1.2%

Martin Marietta Materials, Inc.	52	11,917

Vulcan Materials Co.	150	20,569

		32,486

Consumer Finance — 0.2%

Ally Financial, Inc.	165	5,106

Containers & Packaging — 3.0%

Avery Dennison Corp.	163	18,821

Ball Corp.	593	41,479

Silgan Holdings, Inc.	470	14,381

Westrock Co.	268	9,756

		84,437

Distributors — 0.3%

Genuine Parts Co.	88	9,124

Diversified Consumer Services — 0.6%

Bright Horizons Family Solutions, Inc. *	109	16,369

Electric Utilities — 1.8%

Edison International	94	6,318

Evergy, Inc.	226	13,596

Xcel Energy, Inc.	503	29,897

		49,811

Electrical Equipment — 2.0%

Acuity Brands, Inc.	91	12,546

AMETEK, Inc.	375	34,094

Hubbell, Inc.	62	8,144

		54,784

SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2019	J.P. MORGAN MID CAP/MULTI-CAP FUNDS	15

JPMorgan Mid Cap Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JUNE 30, 2019 (continued)

INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued

Electronic Equipment, Instruments & Components — 4.7%

Amphenol Corp., Class A	353	33,877

Arrow Electronics, Inc. *	213	15,191

CDW Corp.	172	19,138

Corning, Inc.	299	9,919

FLIR Systems, Inc.	163	8,808

Keysight Technologies, Inc. *	311	27,927

Zebra Technologies Corp., Class A *	83	17,471

		132,331

Entertainment — 1.4%

Spotify Technology SA * (a)	112	16,435

Take-Two Interactive Software, Inc. *	189	21,480

		37,915

Equity Real Estate Investment Trusts (REITs) — 6.1%

American Campus Communities, Inc.	168	7,762

American Homes 4 Rent, Class A	348	8,462

AvalonBay Communities, Inc.	92	18,656

Boston Properties, Inc.	131	16,935

Brixmor Property Group, Inc.	627	11,211

Essex Property Trust, Inc.	38	11,131

Federal Realty Investment Trust	112	14,473

JBG SMITH Properties	149	5,866

Kimco Realty Corp.	498	9,204

Outfront Media, Inc.	409	10,539

Rayonier, Inc.	347	10,527

Regency Centers Corp.	128	8,514

Ventas, Inc.	108	7,408

Vornado Realty Trust	228	14,624

Weyerhaeuser Co.	311	8,196

WP Carey, Inc.	76	6,203

		169,711

Food & Staples Retailing — 0.3%

Kroger Co. (The)	345	7,493

Food Products — 0.4%

Post Holdings, Inc. *	113	11,750

Gas Utilities — 0.5%

National Fuel Gas Co.	256	13,503

Health Care Equipment & Supplies — 2.2%

DexCom, Inc. *	97	14,579

Insulet Corp. * (a)	107	12,786

ResMed, Inc.	137	16,682

Zimmer Biomet Holdings, Inc.	144	16,957

		61,004

INVESTMENTS	SHARES (000)	VALUE ($000)

Health Care Providers & Services — 4.1%

Acadia Healthcare Co., Inc. * (a)	197	6,885

AmerisourceBergen Corp.	185	15,767

Centene Corp. *	236	12,351

Cigna Corp.	79	12,488

Covetrus, Inc. *	43	1,053

Henry Schein, Inc. *	150	10,463

Humana, Inc.	23	6,202

Laboratory Corp. of America Holdings *	93	16,054

Universal Health Services, Inc., Class B	109	14,151

WellCare Health Plans, Inc. *	64	18,159

		113,573

Health Care Technology — 1.2%

Teladoc Health, Inc. *	235	15,606

Veeva Systems, Inc., Class A *	117	18,935

		34,541

Hotels, Restaurants & Leisure — 1.4%

Hilton Worldwide Holdings, Inc.	319	31,207

Red Rock Resorts, Inc., Class A (a)	347	7,449

		38,656

Household Durables — 1.2%

Mohawk Industries, Inc. *	113	16,661

Newell Brands, Inc.	288	4,437

NVR, Inc. *	3	11,526

		32,624

Household Products — 0.3%

Energizer Holdings, Inc.	191	7,363

Industrial Conglomerates — 0.3%

Carlisle Cos., Inc.	61	8,600

Insurance — 4.4%

Alleghany Corp. *	14	9,335

Hartford Financial Services Group, Inc. (The)	356	19,823

Lincoln National Corp.	158	10,155

Loews Corp.	518	28,327

Marsh & McLennan Cos., Inc.	126	12,545

Principal Financial Group, Inc.	60	3,501

Progressive Corp. (The)	322	25,768

Unum Group	102	3,427

WR Berkley Corp.	151	9,971

		122,852

Internet & Direct Marketing Retail — 1.1%

Expedia Group, Inc.	153	20,330

Wayfair, Inc., Class A * (a)	70	10,264

		30,594

SEE NOTES TO FINANCIAL STATEMENTS.

16	J.P. MORGAN MID CAP/MULTI-CAP FUNDS	JUNE 30, 2019

INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued

IT Services — 5.7%

Booz Allen Hamilton Holding Corp.	305	20,187

Fiserv, Inc. * (a)	294	26,774

Gartner, Inc. *	71	11,427

Global Payments, Inc. (a)	212	34,011

GoDaddy, Inc., Class A *	198	13,904

Jack Henry & Associates, Inc.	88	11,782

Okta, Inc. *	97	12,030

Shopify, Inc., Class A (Canada) *	39	11,556

Square, Inc., Class A *	119	8,624

Worldpay, Inc., Class A *	68	8,296

		158,591

Life Sciences Tools & Services — 0.4%

Illumina, Inc. *	29	10,669

Machinery — 3.6%

IDEX Corp.	86	14,860

Ingersoll-Rand plc	148	18,773

Middleby Corp. (The) *	91	12,389

Nordson Corp.	71	10,061

Oshkosh Corp.	79	6,554

Parker-Hannifin Corp. (a)	53	8,977

Snap-on, Inc.	90	14,959

Stanley Black & Decker, Inc.	105	15,242

		101,815

Media — 1.6%

CBS Corp. (Non-Voting), Class B	165	8,224

DISH Network Corp., Class A *	257	9,869

Liberty Broadband Corp., Class C *	65	6,726

Liberty Media Corp.-Liberty SiriusXM, Class C *	266	10,121

New York Times Co. (The), Class A (a)	265	8,631

		43,571

Multiline Retail — 0.7%

Kohl’s Corp.	228	10,825

Nordstrom, Inc. (a)	238	7,592

		18,417

Multi-Utilities — 2.9%

CMS Energy Corp.	525	30,393

Sempra Energy	149	20,445

WEC Energy Group, Inc.	361	30,105

		80,943

Oil, Gas & Consumable Fuels — 3.4%

Cabot Oil & Gas Corp.	461	10,575

Concho Resources, Inc.	115	11,886

INVESTMENTS	SHARES (000)	VALUE ($000)

Oil, Gas & Consumable Fuels — continued

Diamondback Energy, Inc.	207	22,595

EQT Corp.	387	6,113

Equitrans Midstream Corp.	357	7,036

PBF Energy, Inc., Class A	300	9,386

Williams Cos., Inc. (The)	959	26,877

		94,468

Personal Products — 0.2%

Coty, Inc., Class A (a)	381	5,099

Pharmaceuticals — 1.3%

Catalent, Inc. * (a)	233	12,647

Elanco Animal Health, Inc. *	289	9,765

Jazz Pharmaceuticals plc *	106	15,140

		37,552

Professional Services — 1.5%

CoStar Group, Inc. *	16	9,087

IHS Markit Ltd. *	262	16,663

Verisk Analytics, Inc. (a)	117	17,106

		42,856

Real Estate Management & Development — 1.3%

CBRE Group, Inc., Class A *	642	32,941

Cushman & Wakefield plc * (a)	233	4,164

		37,105

Road & Rail — 0.6%

Lyft, Inc., Class A *	110	7,228

Old Dominion Freight Line, Inc. (a)	68	10,135

		17,363

Semiconductors & Semiconductor Equipment — 3.3%

Advanced Micro Devices, Inc. * (a)	757	22,999

Analog Devices, Inc.	55	6,244

Lam Research Corp.	100	18,746

Marvell Technology Group Ltd. (a)	565	13,487

Microchip Technology, Inc. (a)	99	8,575

Xilinx, Inc.	194	22,818

		92,869

Software — 6.2%

Autodesk, Inc. *	58	9,448

Crowdstrike Holdings, Inc., Class A *	67	4,541

DocuSign, Inc. * (a)	122	6,055

Fair Isaac Corp. *	38	12,027

Intuit, Inc.	56	14,582

Palo Alto Networks, Inc. *	88	17,964

SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2019	J.P. MORGAN MID CAP/MULTI-CAP FUNDS	17

JPMorgan Mid Cap Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JUNE 30, 2019 (continued)

INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued

Software — continued

Paycom Software, Inc. * (a)	70	15,893

Proofpoint, Inc. * (a)	114	13,673

ServiceNow, Inc. *	50	13,838

Slack Technologies, Inc., Class A *	122	4,583

Splunk, Inc. *	139	17,504

Synopsys, Inc. *	266	34,246

Trade Desk, Inc. (The), Class A * (a)	45	10,159

		174,513

Specialty Retail — 5.4%

American Eagle Outfitters, Inc.	247	4,176

AutoZone, Inc. *	19	20,935

Best Buy Co., Inc.	189	13,189

Gap, Inc. (The)	497	8,934

National Vision Holdings, Inc. * (a)	261	8,033

O’Reilly Automotive, Inc. *	82	30,358

Ross Stores, Inc.	214	21,232

Tiffany & Co. (a)	135	12,662

Tractor Supply Co.	225	24,437

Ulta Beauty, Inc. *	23	7,874

		151,830

Textiles, Apparel & Luxury Goods — 1.5%

Lululemon Athletica, Inc. *	109	19,715

PVH Corp.	119	11,294

Ralph Lauren Corp.	95	10,845

		41,854

Trading Companies & Distributors — 0.4%

MSC Industrial Direct Co., Inc., Class A	129	9,598

WW Grainger, Inc.	9	2,280

		11,878

Total Common Stocks (Cost $1,781,480)		2,702,009

INVESTMENTS	SHARES (000)	VALUE ($000)
Short-Term Investments — 3.5%

Investment Companies — 3.5%

JPMorgan Prime Money Market Fund Class IM Shares, 2.46% (b) (c) (Cost $97,773)	97,743	97,782

Investment of Cash Collateral from Securities Loaned — 3.0%

JPMorgan Securities Lending Money Market Fund Class Agency SL Shares, 2.52% (b) (c)	69,009	69,023

JPMorgan U.S. Government Money Market Fund Class IM Shares, 2.31% (b) (c)	15,260	15,260

Total Investment of Cash Collateral from Securities Loaned (Cost $84,278)		84,283

Total Investments — 103.3% (Cost $1,963,531)		2,884,074
Liabilities in Excess of Other Assets — (3.3)%		(92,677)

NET ASSETS — 100.0%		2,791,397

Percentages indicated are based on net assets.

(a)	The security or a portion of this security is on loan at June 30, 2019. The total value of securities on loan at June 30, 2019 is approximately $82,780,000.
(b)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(c)	The rate shown is the current yield as of June 30, 2019.
*	Non-income producing security.

SEE NOTES TO FINANCIAL STATEMENTS.

18	J.P. MORGAN MID CAP/MULTI-CAP FUNDS	JUNE 30, 2019

JPMorgan Mid Cap Growth Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JUNE 30, 2019

INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — 97.8%

Aerospace & Defense — 1.2%

HEICO Corp., Class A	522	54,009

Auto Components — 0.5%

Aptiv plc	302	24,395

Automobiles — 0.1%

Tesla, Inc. * (a)	31	6,927

Banks — 1.7%

East West Bancorp, Inc.	825	38,602

First Republic Bank	403	39,382

		77,984

Biotechnology — 4.2%

Agios Pharmaceuticals, Inc. * (a)	268	13,388

Alnylam Pharmaceuticals, Inc. * (a)	210	15,245

BioMarin Pharmaceutical, Inc. *	165	14,150

Exact Sciences Corp. * (a)	561	66,208

Exelixis, Inc. *	1,331	28,435

Intercept Pharmaceuticals, Inc. * (a)	179	14,264

Moderna, Inc. * (a)	557	8,156

Sage Therapeutics, Inc. * (a)	175	32,114

		191,960

Building Products — 2.0%

Fortune Brands Home & Security, Inc.	759	43,356

Lennox International, Inc.	170	46,704

		90,060

Capital Markets — 3.5%

MSCI, Inc.	170	40,642

Nasdaq, Inc.	384	36,900

S&P Global, Inc.	199	45,360

TD Ameritrade Holding Corp.	754	37,622

		160,524

Commercial Services & Supplies — 3.8%

Copart, Inc. *	936	69,934

Waste Connections, Inc.	1,086	103,789

		173,723

Communications Equipment — 1.1%

Arista Networks, Inc. * (a)	186	48,398

Construction Materials — 1.5%

Vulcan Materials Co.	488	67,071

Containers & Packaging — 3.1%

Avery Dennison Corp. (a)	534	61,808

Ball Corp. (a)	1,143	79,995

		141,803

INVESTMENTS	SHARES (000)	VALUE ($000)

Diversified Consumer Services — 1.2%

Bright Horizons Family Solutions, Inc. *	356	53,755

Electrical Equipment — 1.4%

AMETEK, Inc.	700	63,615

Electronic Equipment, Instruments & Components — 5.4%

Amphenol Corp., Class A	672	64,494

Corning, Inc.	981	32,609

FLIR Systems, Inc.	535	28,954

Keysight Technologies, Inc. *	708	63,550

Zebra Technologies Corp., Class A *	274	57,379

		246,986

Entertainment — 2.7%

Spotify Technology SA * (a)	369	53,970

Take-Two Interactive Software, Inc. *	621	70,536

		124,506

Health Care Equipment & Supplies — 3.2%

DexCom, Inc. *	320	47,904

Insulet Corp. * (a)	352	42,022

ResMed, Inc.	449	54,803

		144,729

Health Care Providers & Services — 2.7%

Acadia Healthcare Co., Inc. * (a)	648	22,656

Centene Corp. *	774	40,583

WellCare Health Plans, Inc. *	209	59,608

		122,847

Health Care Technology — 2.5%

Teladoc Health, Inc. *	772	51,269

Veeva Systems, Inc., Class A *	384	62,194

		113,463

Hotels, Restaurants & Leisure — 1.9%

Hilton Worldwide Holdings, Inc.	624	61,014

Red Rock Resorts, Inc., Class A (a)	1,141	24,504

		85,518

Household Durables — 0.8%

NVR, Inc. *	11	38,084

Insurance — 0.9%

Progressive Corp. (The)	513	40,972

Internet & Direct Marketing Retail — 0.7%

Wayfair, Inc., Class A * (a)	231	33,744

IT Services — 10.6%

Booz Allen Hamilton Holding Corp.	1,001	66,303

Fiserv, Inc. * (a)	965	87,924

SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2019	J.P. MORGAN MID CAP/MULTI-CAP FUNDS	19

JPMorgan Mid Cap Growth Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JUNE 30, 2019 (continued)

INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued

IT Services — continued

Gartner, Inc. *	233	37,576

Global Payments, Inc.	697	111,674

GoDaddy, Inc., Class A *	651	45,689

Okta, Inc. * (a)	320	39,523

Shopify, Inc., Class A (Canada) *	127	37,999

Square, Inc., Class A *	391	28,345

Worldpay, Inc., Class A *	221	27,027

		482,060

Life Sciences Tools & Services — 0.8%

Illumina, Inc. *	95	35,076

Machinery — 4.3%

Ingersoll-Rand plc	487	61,638

Nordson Corp.	234	33,066

Oshkosh Corp.	256	21,365

Parker-Hannifin Corp. (a)	172	29,259

Stanley Black & Decker, Inc.	346	50,064

		195,392

Media — 0.6%

New York Times Co. (The), Class A (a)	870	28,379

Oil, Gas & Consumable Fuels — 0.9%

Concho Resources, Inc.	379	39,056

Pharmaceuticals — 2.7%

Catalent, Inc. *	753	40,804

Elanco Animal Health, Inc. *	950	32,100

Jazz Pharmaceuticals plc * (a)	349	49,720

		122,624

Professional Services — 3.1%

CoStar Group, Inc. *	54	29,864

IHS Markit Ltd. *	859	54,735

Verisk Analytics, Inc. (a)	384	56,182

		140,781

Real Estate Management & Development — 1.2%

CBRE Group, Inc., Class A *	1,032	52,938

Road & Rail — 1.2%

Lyft, Inc., Class A *	362	23,781

Old Dominion Freight Line, Inc.	222	33,061

		56,842

Semiconductors & Semiconductor Equipment — 6.2%

Advanced Micro Devices, Inc. * (a)	2,487	75,524

Lam Research Corp.	328	61,591

Marvell Technology Group Ltd.	1,857	44,318

INVESTMENTS	SHARES (000)	VALUE ($000)

Semiconductors & Semiconductor Equipment — continued

Microchip Technology, Inc. (a)	322	27,944

Xilinx, Inc.	635	74,926

		284,303

Software — 11.6%

Autodesk, Inc. *	189	30,821

Crowdstrike Holdings, Inc., Class A * (a)	219	14,955

DocuSign, Inc. * (a)	401	19,929

Fair Isaac Corp. *	126	39,504

Intuit, Inc.	183	47,876

Palo Alto Networks, Inc. *	290	59,012

Paycom Software, Inc. * (a)	230	52,236

Proofpoint, Inc. *	374	44,913

ServiceNow, Inc. *	164	45,105

Slack Technologies, Inc., Class A *	403	15,105

Splunk, Inc. *	457	57,472

Synopsys, Inc. *	528	67,884

Trade Desk, Inc. (The), Class A * (a)	147	33,370

		528,182

Specialty Retail — 6.9%

American Eagle Outfitters, Inc. (a)	814	13,762

National Vision Holdings, Inc. * (a)	860	26,412

O’Reilly Automotive, Inc. *	270	99,703

Ross Stores, Inc.	699	69,264

Tractor Supply Co.	738	80,251

Ulta Beauty, Inc. * (a)	75	25,866

		315,258

Textiles, Apparel & Luxury Goods — 1.4%

Lululemon Athletica, Inc. *	359	64,731

Trading Companies & Distributors — 0.2%

WW Grainger, Inc.	28	7,484

Total Common Stocks (Cost $3,119,960)		4,458,179

Short-Term Investments — 2.5%

Investment Companies — 2.5%

JPMorgan Prime Money Market Fund Class IM Shares, 2.46% (b) (c) (Cost $113,754)	113,720	113,766

SEE NOTES TO FINANCIAL STATEMENTS.

20	J.P. MORGAN MID CAP/MULTI-CAP FUNDS	JUNE 30, 2019

INVESTMENTS	SHARES (000)	VALUE ($000)
Investment of Cash Collateral from Securities Loaned — 4.3%

JPMorgan Securities Lending Money Market Fund Class Agency SL Shares, 2.52% (b) (c)	168,032	168,065

JPMorgan U.S. Government Money Market Fund Class IM Shares, 2.31% (b) (c)	30,123	30,123

Total Investment of Cash Collateral from Securities Loaned (Cost $198,175)		198,188

Total Investments — 104.6% (Cost $3,431,889)		4,770,133
Liabilities in Excess of Other Assets — (4.6)%		(211,641)

NET ASSETS — 100.0%		4,558,492

Percentages indicated are based on net assets.

(a)	The security or a portion of this security is on loan at June 30, 2019. The total value of securities on loan at June 30, 2019 is approximately $194,911,000.
(b)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(c)	The rate shown is the current yield as of June 30, 2019.
*	Non-income producing security.

SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2019	J.P. MORGAN MID CAP/MULTI-CAP FUNDS	21

JPMorgan Mid Cap Value Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JUNE 30, 2019

INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — 95.5%

Auto Components — 0.8%

BorgWarner, Inc.	3,136	131,652

Banks — 8.6%

Citizens Financial Group, Inc.	4,781	169,057

Comerica, Inc.	1,583	114,957

Fifth Third Bancorp	8,625	240,632

First Republic Bank	1,610	157,175

Huntington Bancshares, Inc.	9,389	129,755

M&T Bank Corp.	1,928	327,947

SunTrust Banks, Inc.	4,235	266,195

Zions Bancorp NA	1,403	64,503

		1,470,221

Beverages — 1.6%

Constellation Brands, Inc., Class A	756	148,809

Keurig Dr Pepper, Inc. (a)	2,467	71,304

Molson Coors Brewing Co., Class B	1,073	60,078

		280,191

Building Products — 0.8%

Fortune Brands Home & Security, Inc.	2,345	133,944

Capital Markets — 4.9%

Ameriprise Financial, Inc.	1,328	192,728

Invesco Ltd.	3,230	66,092

Northern Trust Corp.	1,885	169,662

Raymond James Financial, Inc.	1,838	155,433

T. Rowe Price Group, Inc.	2,352	258,064

		841,979

Chemicals — 0.9%

Sherwin-Williams Co. (The)	349	160,082

Communications Equipment — 0.3%

CommScope Holding Co., Inc. *	3,132	49,267

Construction Materials — 0.8%

Martin Marietta Materials, Inc. (a)	628	144,447

Consumer Finance — 0.4%

Ally Financial, Inc.	2,001	62,018

Containers & Packaging — 2.9%

Ball Corp.	2,963	207,356

Silgan Holdings, Inc.	5,695	174,260

Westrock Co. (a)	3,243	118,286

		499,902

Distributors — 0.7%

Genuine Parts Co. (a)	1,068	110,647

INVESTMENTS	SHARES (000)	VALUE ($000)

Electric Utilities — 3.5%

Edison International (a)	1,138	76,691

Evergy, Inc.	2,739	164,757

Xcel Energy, Inc. (a)	6,085	362,024

		603,472

Electrical Equipment — 2.5%

Acuity Brands, Inc.	1,102	152,044

AMETEK, Inc.	1,964	178,451

Hubbell, Inc.	758	98,789

		429,284

Electronic Equipment, Instruments & Components — 4.1%

Amphenol Corp., Class A	1,799	172,577

Arrow Electronics, Inc. *	2,583	184,059

CDW Corp.	2,088	231,810

Keysight Technologies, Inc. *	1,159	104,083

		692,529

Equity Real Estate Investment Trusts (REITs) — 11.7%

American Campus Communities, Inc.	2,040	94,154

American Homes 4 Rent, Class A	4,222	102,630

AvalonBay Communities, Inc.	1,112	225,993

Boston Properties, Inc.	1,590	205,162

Brixmor Property Group, Inc.	7,600	135,887

Essex Property Trust, Inc.	462	134,935

Federal Realty Investment Trust	1,362	175,371

JBG SMITH Properties	1,810	71,213

Kimco Realty Corp.	6,039	111,606

Outfront Media, Inc.	5,043	130,055

Rayonier, Inc. (a)	4,212	127,619

Regency Centers Corp.	1,547	103,257

Ventas, Inc.	1,315	89,861

Vornado Realty Trust	2,764	177,196

Weyerhaeuser Co.	3,774	99,408

		1,984,347

Food & Staples Retailing — 0.5%

Kroger Co. (The)	4,187	90,909

Food Products — 0.8%

Post Holdings, Inc. *	1,370	142,411

Gas Utilities — 1.0%

National Fuel Gas Co. (a)	3,102	163,624

Health Care Equipment & Supplies — 1.2%

Zimmer Biomet Holdings, Inc. (a)	1,745	205,425

SEE NOTES TO FINANCIAL STATEMENTS.

22	J.P. MORGAN MID CAP/MULTI-CAP FUNDS	JUNE 30, 2019

INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued

Health Care Providers & Services — 5.4%

AmerisourceBergen Corp.	2,241	191,028

Cigna Corp.	961	151,343

Covetrus, Inc. * (a)	530	12,971

Henry Schein, Inc. *	1,815	126,841

Humana, Inc.	284	75,271

Laboratory Corp. of America Holdings *	1,125	194,501

Universal Health Services, Inc., Class B	1,315	171,475

		923,430

Hotels, Restaurants & Leisure — 0.9%

Hilton Worldwide Holdings, Inc.	1,566	153,060

Household Durables — 1.5%

Mohawk Industries, Inc. * (a)	1,369	201,842

Newell Brands, Inc. (a)	3,497	53,919

		255,761

Household Products — 0.5%

Energizer Holdings, Inc. (a)	2,312	89,333

Industrial Conglomerates — 0.6%

Carlisle Cos., Inc.	743	104,295

Insurance — 7.9%

Alleghany Corp. *	166	113,149

Hartford Financial Services Group, Inc. (The)	4,309	240,115

Lincoln National Corp. (a)	1,910	123,118

Loews Corp.	6,274	343,026

Marsh & McLennan Cos., Inc.	1,524	152,046

Principal Financial Group, Inc. (a)	735	42,599

Progressive Corp. (The)	2,016	161,161

Unum Group	1,243	41,690

WR Berkley Corp.	1,834	120,896

		1,337,800

Internet & Direct Marketing Retail — 1.4%

Expedia Group, Inc. (a)	1,851	246,252

IT Services — 0.8%

Jack Henry & Associates, Inc. (a)	1,066	142,802

Machinery — 3.0%

IDEX Corp.	1,046	180,058

Middleby Corp. (The) *	1,107	150,156

Snap-on, Inc.	1,094	181,256

		511,470

Media — 2.5%

CBS Corp. (Non-Voting), Class B	1,999	99,754

DISH Network Corp., Class A *	3,115	119,648

INVESTMENTS	SHARES (000)	VALUE ($000)

Media — continued

Liberty Broadband Corp., Class C *	783	81,622

Liberty Media Corp.-Liberty SiriusXM, Class C *	3,231	122,704

		423,728

Mortgage Real Estate Investment Trusts (REITs) — 0.3%

Starwood Property Trust, Inc. (a)	2,257	51,273

Multiline Retail — 1.3%

Kohl’s Corp.	2,760	131,224

Nordstrom, Inc. (a)	2,891	92,105

		223,329

Multi-Utilities — 5.8%

CMS Energy Corp. (a)	6,355	368,020

Sempra Energy	1,802	247,641

WEC Energy Group, Inc. (a)	4,373	364,543

		980,204

Oil, Gas & Consumable Fuels — 5.9%

Cabot Oil & Gas Corp.	5,583	128,197

Diamondback Energy, Inc.	2,511	273,658

EQT Corp. (a)	4,695	74,221

Equitrans Midstream Corp.	4,331	85,369

PBF Energy, Inc., Class A	3,636	113,820

Williams Cos., Inc. (The)	11,608	325,474

		1,000,739

Personal Products — 0.4%

Coty, Inc., Class A (a)	4,622	61,932

Real Estate Management & Development — 1.5%

CBRE Group, Inc., Class A *	3,974	203,864

Cushman & Wakefield plc * (a)	2,831	50,621

		254,485

Semiconductors & Semiconductor Equipment — 0.5%

Analog Devices, Inc.	680	76,727

Software — 1.0%

Synopsys, Inc. *	1,278	164,420

Specialty Retail — 4.0%

AutoZone, Inc. *	231	253,539

Best Buy Co., Inc.	2,292	159,841

Gap, Inc. (The) (a)	6,029	108,337

Tiffany & Co. (a)	1,639	153,457

		675,174

Textiles, Apparel & Luxury Goods — 1.6%

PVH Corp.	1,446	136,896

Ralph Lauren Corp. (a)	1,157	131,473

		268,369

SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2019	J.P. MORGAN MID CAP/MULTI-CAP FUNDS	23

JPMorgan Mid Cap Value Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JUNE 30, 2019 (continued)

INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued

Trading Companies & Distributors — 0.7%

MSC Industrial Direct Co., Inc., Class A	1,567	116,378

Total Common Stocks (Cost $10,157,428)		16,257,312

Short-Term Investments — 4.2%

Investment Companies — 4.2%

JPMorgan Prime Money Market Fund Class IM Shares, 2.46% (b) (c) (Cost $715,220)	715,003	715,289

Investment of Cash Collateral from Securities Loaned — 2.1%

JPMorgan Securities Lending Money Market Fund Class Agency SL Shares, 2.52% (b) (c)	296,001	296,060

JPMorgan U.S. Government Money Market Fund Class IM Shares, 2.31% (b) (c)	58,776	58,776

Total Investment of Cash Collateral from Securities Loaned (Cost $354,811)		354,836

Total Investments — 101.8% (Cost $11,227,459)		17,327,437
Liabilities in Excess of Other Assets — (1.8)%		(311,952)

NET ASSETS — 100.0%		17,015,485

Percentages indicated are based on net assets.

(a)	The security or a portion of this security is on loan at June 30, 2019. The total value of securities on loan at June 30, 2019 is approximately $349,843,000.
(b)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(c)	The rate shown is the current yield as of June 30, 2019.
*	Non-income producing security.

SEE NOTES TO FINANCIAL STATEMENTS.

24	J.P. MORGAN MID CAP/MULTI-CAP FUNDS	JUNE 30, 2019

JPMorgan Value Advantage Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JUNE 30, 2019

INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — 98.4%

Aerospace & Defense — 0.9%

United Technologies Corp.	777	101,122

Airlines — 1.9%

Delta Air Lines, Inc.	3,074	174,477

Southwest Airlines Co.	694	35,251

		209,728

Banks — 14.6%

Bank of America Corp.	12,580	364,826

Citigroup, Inc.	1,956	137,009

Citizens Financial Group, Inc.	3,189	112,767

Fifth Third Bancorp	1,979	55,221

First Republic Bank	524	51,136

M&T Bank Corp.	1,017	172,930

PNC Financial Services Group, Inc. (The)	1,544	211,998

SunTrust Banks, Inc.	2,065	129,802

US Bancorp	2,093	109,652

Wells Fargo & Co.	4,980	235,669

		1,581,010

Beverages — 0.8%

Keurig Dr Pepper, Inc. (a)	1,657	47,892

Molson Coors Brewing Co., Class B	632	35,379

		83,271

Capital Markets — 4.4%

Charles Schwab Corp. (The)	2,387	95,950

Invesco Ltd. (a)	2,191	44,833

Morgan Stanley	3,076	134,756

Northern Trust Corp. (a)	717	64,562

T. Rowe Price Group, Inc.	1,280	140,422

		480,523

Chemicals — 0.2%

AdvanSix, Inc. *	862	21,063

Communications Equipment — 1.6%

Cisco Systems, Inc.	2,370	129,688

CommScope Holding Co., Inc. *	2,919	45,914

		175,602

Construction Materials — 1.5%

Martin Marietta Materials, Inc. (a)	687	158,172

Consumer Finance — 3.2%

American Express Co.	907	111,948

Capital One Financial Corp.	2,576	233,745

		345,693

INVESTMENTS	SHARES (000)	VALUE ($000)

Containers & Packaging — 3.2%

Ball Corp.	1,931	135,169

Graphic Packaging Holding Co. (a)	4,870	68,089

Packaging Corp. of America	759	72,329

Westrock Co.	1,911	69,697

		345,284

Distributors — 0.4%

Genuine Parts Co. (a)	385	39,873

Diversified Telecommunication Services — 1.5%

Verizon Communications, Inc.	2,831	161,745

Electric Utilities — 5.4%

American Electric Power Co., Inc.	1,662	146,292

Duke Energy Corp. (a)	669	59,022

Edison International (a)	571	38,458

Eversource Energy (a)	829	62,836

NextEra Energy, Inc.	616	126,192

Xcel Energy, Inc.	2,496	148,502

		581,302

Electronic Equipment, Instruments & Components — 0.9%

Arrow Electronics, Inc. * (a)	1,333	94,975

Equity Real Estate Investment Trusts (REITs) — 6.7%

American Homes 4 Rent, Class A	2,382	57,913

Brixmor Property Group, Inc.	4,414	78,914

EastGroup Properties, Inc.	428	49,662

Federal Realty Investment Trust	471	60,672

Kimco Realty Corp. (a)	3,738	69,077

Mid-America Apartment Communities, Inc.	986	116,164

Outfront Media, Inc.	3,129	80,695

Public Storage (a)	466	110,916

Rayonier, Inc.	2,139	64,804

Weyerhaeuser Co.	1,355	35,683

		724,500

Food & Staples Retailing — 1.0%

Kroger Co. (The) (a)	1,262	27,406

Walgreens Boots Alliance, Inc. (a)	1,516	82,896

		110,302

Food Products — 0.8%

Post Holdings, Inc. *	834	86,669

Health Care Equipment & Supplies — 0.7%

Medtronic plc	757	73,763

Health Care Providers & Services — 1.9%

AmerisourceBergen Corp.	663	56,493

SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2019	J.P. MORGAN MID CAP/MULTI-CAP FUNDS	25

JPMorgan Value Advantage Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JUNE 30, 2019 (continued)

INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued

Health Care Providers & Services — continued

HCA Healthcare, Inc.	320	43,274

UnitedHealth Group, Inc.	438	106,909

		206,676

Hotels, Restaurants & Leisure — 1.0%

Brinker International, Inc. (a)	1,123	44,189

Hilton Worldwide Holdings, Inc.	695	67,940

		112,129

Household Products — 2.1%

Clorox Co. (The)	196	30,040

Energizer Holdings, Inc. (a)	1,550	59,879

Procter & Gamble Co. (The)	1,279	140,203

		230,122

Industrial Conglomerates — 1.7%

Carlisle Cos., Inc.	388	54,439

Honeywell International, Inc.	766	133,757

		188,196

Insurance — 8.1%

Alleghany Corp. *	65	44,133

American International Group, Inc. (a)	2,447	130,353

Chubb Ltd. (a)	578	85,199

Fairfax Financial Holdings Ltd. (Canada)	108	52,835

Hartford Financial Services Group, Inc. (The)	1,515	84,437

Loews Corp. (a)	3,825	209,086

Marsh & McLennan Cos., Inc. (a)	898	89,600

Prudential Financial, Inc.	361	36,446

Travelers Cos., Inc. (The) (a)	971	145,239

		877,328

Internet & Direct Marketing Retail — 1.0%

Expedia Group, Inc.	840	111,743

Machinery — 2.0%

Dover Corp.	839	84,039

Illinois Tool Works, Inc. (a)	637	96,108

Middleby Corp. (The) *	263	35,648

		215,795

Media — 3.8%

CBS Corp. (Non-Voting), Class B	1,184	59,076

Charter Communications, Inc., Class A * (a)	383	151,270

DISH Network Corp., Class A * (a)	2,214	85,040

Entercom Communications Corp., Class A (a)	7,872	45,657

Nexstar Media Group, Inc., Class A	714	72,103

		413,146

INVESTMENTS	SHARES (000)	VALUE ($000)

Multiline Retail — 1.4%

Kohl’s Corp. (a)	1,477	70,232

Nordstrom, Inc. (a)	2,382	75,875

		146,107

Multi-Utilities — 0.4%

NiSource, Inc.	1,333	38,379

Oil, Gas & Consumable Fuels — 9.4%

Chevron Corp.	1,651	205,500

ConocoPhillips	2,223	135,613

Diamondback Energy, Inc. (a)	628	68,444

EQT Corp.	1,824	28,837

Equitrans Midstream Corp. (a)	1,663	32,784

Exxon Mobil Corp.	1,147	87,911

Kinder Morgan, Inc.	5,655	118,087

Marathon Petroleum Corp.	1,632	91,208

Occidental Petroleum Corp.	743	37,373

PBF Energy, Inc., Class A	1,293	40,482

Phillips 66	775	72,464

Williams Cos., Inc. (The)	3,609	101,208

		1,019,911

Personal Products — 0.4%

Coty, Inc., Class A (a)	2,821	37,798

Pharmaceuticals — 6.8%

Allergan plc	597	99,987

Johnson & Johnson	1,042	145,160

Merck & Co., Inc.	2,197	184,197

Pfizer, Inc.	7,035	304,735

		734,079

Real Estate Management & Development — 1.0%

CBRE Group, Inc., Class A *	2,150	110,289

Semiconductors & Semiconductor Equipment — 2.4%

Analog Devices, Inc.	779	87,881

QUALCOMM, Inc.	290	22,093

Texas Instruments, Inc.	1,260	144,605

		254,579

Software — 1.1%

Microsoft Corp.	906	121,304

Specialty Retail — 3.6%

AutoZone, Inc. *	147	161,461

Best Buy Co., Inc.	799	55,713

Home Depot, Inc. (The)	301	62,499

Murphy USA, Inc. *	534	44,832

Tiffany & Co. (a)	697	65,285

		389,790

SEE NOTES TO FINANCIAL STATEMENTS.

26	J.P. MORGAN MID CAP/MULTI-CAP FUNDS	JUNE 30, 2019

INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued

Technology Hardware, Storage & Peripherals — 0.2%

Hewlett Packard Enterprise Co.	1,546	23,119

Textiles, Apparel & Luxury Goods — 0.4%

Columbia Sportswear Co. (a)	471	47,189

Total Common Stocks (Cost $7,536,461)		10,652,276

	NO. OF RIGHTS (000)
Rights — 0.0%

Media — 0.0%

Media General, Inc., CVR * ‡ (Cost $—)	2,982	—	(b)

	SHARES (000)
Short-Term Investments — 1.7%

Investment Companies — 1.7%

JPMorgan Prime Money Market Fund Class IM Shares, 2.46% (c) (d) (Cost $181,854)	181,797	181,870

Investment of Cash Collateral from Securities Loaned — 2.4%

JPMorgan Securities Lending Money Market Fund Class Agency SL Shares, 2.52% (c) (d)	214,997	215,041

JPMorgan U.S. Government Money Market Fund Class IM Shares, 2.31% (c) (d)	42,795	42,795

Total Investment of Cash Collateral from Securities Loaned (Cost $257,819)		257,836

Total Investments — 102.5% (Cost $7,976,134)		11,091,982
Liabilities in Excess of Other Assets — (2.5)%		(266,222)

NET ASSETS — 100.0%		10,825,760

Percentages indicated are based on net assets.

Abbreviations

CVR	Contingent Value Rights

(a)	The security or a portion of this security is on loan at June 30, 2019. The total value of securities on loan at June 30, 2019 is approximately $253,972,000.
(b)	Amount rounds to less than one thousand.
(c)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(d)	The rate shown is the current yield as of June 30, 2019.
*	Non-income producing security.
‡	Value determined using significant unobservable inputs.

SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2019	J.P. MORGAN MID CAP/MULTI-CAP FUNDS	27

STATEMENTS OF ASSETS AND LIABILITIES

AS OF JUNE 30, 2019

(Amounts in thousands, except per share amounts)

	JPMorgan Growth Advantage Fund		JPMorgan Mid Cap Equity Fund	JPMorgan Mid Cap Growth Fund
ASSETS:
Investments in non-affiliates, at value	$9,231,634		$2,702,009	$4,458,179
Investments in affiliates, at value	214,350		97,782	113,766
Investment of cash collateral received from securities loaned, at value (See Note 2.B.)	193,226		84,283	198,188
Cash	443		206	324
Receivables:
Investment securities sold	114,556		98,232	305,591
Fund shares sold	5,909		1,758	4,127
Dividends from non-affiliates	429		2,217	653
Dividends from affiliates	14		7	8
Securities lending income (See Note 2.B.)	24		29	90

Total Assets	9,760,585		2,986,523	5,080,926

LIABILITIES:
Payables:
Investment securities purchased	164,951		107,931	310,561
Collateral received on securities loaned (See Note 2.B.)	193,226		84,283	198,188
Fund shares redeemed	6,471		1,141	10,066
Accrued liabilities:
Investment advisory fees	4,360		1,267	2,336
Administration fees	223		50	267
Distribution fees	846		105	278
Service fees	960		156	419
Custodian and accounting fees	71		35	39
Trustees’ and Chief Compliance Officer’s fees	—	(a)	—	—
Other	388		158	280

Total Liabilities	371,496		195,126	522,434

Net Assets	$9,389,089		$2,791,397	$4,558,492

(a)	Amount rounds to less than one thousand.

SEE NOTES TO FINANCIAL STATEMENTS.

28	J.P. MORGAN MID CAP/MULTI-CAP FUNDS	JUNE 30, 2019

	JPMorgan Growth Advantage Fund	JPMorgan Mid Cap Equity Fund	JPMorgan Mid Cap Growth Fund
NET ASSETS:
Paid-in-Capital	$5,224,488	$1,742,232	$3,030,306
Total distributable earnings (loss) (a)	4,164,601	1,049,165	1,528,186

Total Net Assets	$9,389,089	$2,791,397	$4,558,492

Net Assets:
Class A	$1,825,607	$451,118	$1,012,686
Class C	793,489	24,071	83,558
Class I	2,107,041	301,071	1,085,728
Class R2	88	524	44,453
Class R3	448	—	30,023
Class R4	16,423	—	9,343
Class R5	118,449	6,073	457,513
Class R6	4,527,544	2,008,540	1,835,188

Total	$9,389,089	$2,791,397	$4,558,492

Outstanding units of beneficial interest (shares)
($0.0001 par value; unlimited number of shares authorized):
Class A	83,805	8,929	30,748
Class C	42,066	498	3,297
Class I	93,511	5,863	28,297
Class R2	4	11	1,238
Class R3	20	—	790
Class R4	729	—	244
Class R5	5,150	118	11,761
Class R6	195,550	39,070	46,942

Net Asset Value (b):
Class A — Redemption price per share	$21.78	$50.52	$32.94
Class C — Offering price per share (c)	18.86	48.32	25.34
Class I — Offering and redemption price per share	22.53	51.35	38.37
Class R2 — Offering and redemption price per share	21.67	49.96	35.91
Class R3 — Offering and redemption price per share	21.79	—	38.01
Class R4 — Offering and redemption price per share	22.53	—	38.30
Class R5 — Offering and redemption price per share	23.00	51.37	38.90
Class R6 — Offering and redemption price per share	23.15	51.41	39.09
Class A maximum sales charge	5.25%	5.25%	5.25%
Class A maximum public offering price per share
[net asset value per share/(100% — maximum sales charge)]	$22.99	$53.32	$34.77

Cost of investments in non-affiliates	$5,395,304	$1,781,480	$3,119,960
Cost of investments in affiliates	214,330	97,773	113,754
Investment securities on loan, at value (See Note 2.B.)	189,162	82,780	194,911
Cost of investment of cash collateral (See Note 2.B.)	193,211	84,278	198,175

(a)

Total distributable earnings have been aggregated to conform to the current presentation requirements for the adoption of the Securities and Exchange Commission’s Disclosure Update and Simplification Rule. See Note 8.

(b)	Per share amounts may not recalculate due to rounding of net assets and/or shares outstanding.
(c)	Redemption price for Class C Shares varies based upon length of time the shares are held.

SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2019	J.P. MORGAN MID CAP/MULTI-CAP FUNDS	29

STATEMENTS OF ASSETS AND LIABILITIES

AS OF JUNE 30, 2019 (continued)

(Amounts in thousands, except per share amounts)

	JPMorgan Mid Cap Value Fund		JPMorgan Value Advantage Fund
ASSETS:
Investments in non-affiliates, at value	$16,257,312		$10,652,276
Investments in affiliates, at value	715,289		181,870
Investment of cash collateral received from securities loaned, at value (See Note 2.B.)	354,836		257,836
Cash	1,741		686
Receivables:
Investment securities sold	54,801		4,173
Fund shares sold	11,291		14,833
Dividends from non-affiliates	25,061		9,325
Dividends from affiliates	48		12
Securities lending income (See Note 2.B.)	39		24

Total Assets	17,420,418		11,121,035

LIABILITIES:
Payables:
Investment securities purchased	10,047		708
Collateral received on securities loaned (See Note 2.B.)	354,836		257,836
Fund shares redeemed	27,893		29,106
Accrued liabilities:
Investment advisory fees	8,669		5,097
Administration fees	733		270
Distribution fees	479		569
Service fees	1,112		1,058
Custodian and accounting fees	133		88
Trustees’ and Chief Compliance Officer’s fees	—	(a)	—
Other	1,031		543

Total Liabilities	404,933		295,275

Net Assets	$17,015,485		$10,825,760

(a)	Amount rounds to less than one thousand.

SEE NOTES TO FINANCIAL STATEMENTS.

30	J.P. MORGAN MID CAP/MULTI-CAP FUNDS	JUNE 30, 2019

	JPMorgan Mid Cap Value Fund	JPMorgan Value Advantage Fund
NET ASSETS:
Paid-in-Capital	$10,301,602	$7,502,697
Total distributable earnings (loss) (a)	6,713,883	3,323,063

Total Net Assets	$17,015,485	$10,825,760

Net Assets:
Class A	$1,662,841	$1,231,325
Class C	149,839	522,878
Class I	2,662,983	2,445,747
Class L	8,996,364	2,569,596
Class R2	74,236	69
Class R3	73,299	2,241
Class R4	27,681	20,538
Class R5	95,243	8,018
Class R6	3,272,999	4,025,348

Total	$17,015,485	$10,825,760

Outstanding units of beneficial interest (shares)
($0.0001 par value; unlimited number of shares authorized):
Class A	43,735	34,725
Class C	4,112	14,816
Class I	69,203	68,574
Class L	230,746	71,994
Class R2	2,043	2
Class R3	1,944	64
Class R4	723	578
Class R5	2,446	225
Class R6	83,987	112,862

Net Asset Value (b):
Class A — Redemption price per share	$38.02	$35.46
Class C — Offering price per share (c)	36.44	35.29
Class I — Offering and redemption price per share	38.48	35.67
Class L — Offering and redemption price per share	38.99	35.69
Class R2 — Offering and redemption price per share	36.35	35.24
Class R3 — Offering and redemption price per share	37.70	35.08
Class R4 — Offering and redemption price per share	38.29	35.52
Class R5 — Offering and redemption price per share	38.93	35.62
Class R6 — Offering and redemption price per share	38.97	35.67
Class A maximum sales charge	5.25%	5.25%
Class A maximum public offering price per share
[net asset value per share/(100% — maximum sales charge)]	$40.13	$37.42

Cost of investments in non-affiliates	$10,157,428	$7,536,461
Cost of investments in affiliates	715,220	181,854
Investment securities on loan, at value (See Note 2.B.)	349,843	253,972
Cost of investment of cash collateral (See Note 2.B.)	354,811	257,819

(a)

Total distributable earnings have been aggregated to conform to the current presentation requirements for the adoption of the Securities and Exchange Commission’s Disclosure Update and Simplification Rule. See Note 8.

(b)	Per share amounts may not recalculate due to rounding of net assets and/or shares outstanding.
(c)	Redemption price for Class C Shares varies based upon length of time the shares are held.

SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2019	J.P. MORGAN MID CAP/MULTI-CAP FUNDS	31

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED JUNE 30, 2019

(Amounts in thousands)

	JPMorgan Growth Advantage Fund		JPMorgan Mid Cap Equity Fund	JPMorgan Mid Cap Growth Fund
INVESTMENT INCOME:
Interest income from non-affiliates	$1		$— (a)	$1
Interest income from affiliates	—	(a)	1	— (a)
Dividend income from non-affiliates	62,713		38,659	23,710
Dividend income from affiliates	4,351		1,812	2,718
Income from securities lending (net) (See Note 2.B.)	410		438	1,301

Total investment income	67,475		40,910	27,730

EXPENSES:
Investment advisory fees	57,800		17,665	26,605
Administration fees	6,942		2,122	3,192
Distribution fees:
Class A	4,315		1,025	2,348
Class C	5,681		187	599
Class R2	—	(a)	2	201
Class R3	1		—	69
Service fees:
Class A	4,315		1,025	2,348
Class C	1,894		62	200
Class I	4,765		750	2,791
Class R2	—	(a)	1	101
Class R3	1		—	69
Class R4	35		—	33
Class R5	114		6	321
Custodian and accounting fees	228		204	120
Interest expense to affiliates	3		1	1
Professional fees	152		86	96
Trustees’ and Chief Compliance Officer’s fees	60		35	41
Printing and mailing costs	597		100	324
Registration and filing fees	367		140	142
Transfer agency fees (See Note 2.E.)	247		53	393
Other	203		51	76

Total expenses	87,720		23,515	40,070

Less fees waived	(10,066)		(3,220)	(1,740)
Less expense reimbursements	(34)		(6)	(29)

Net expenses	77,620		20,289	38,301

Net investment income (loss)	(10,145)		20,621	(10,571)

REALIZED/UNREALIZED GAINS (LOSSES):
Net realized gain (loss) on transactions from:
Investments in non-affiliates	629,055		205,660	269,033
Investments in affiliates	2		1	4

Net realized gain (loss)	629,057		205,661	269,037

Change in net unrealized appreciation/depreciation on:
Investments in non-affiliates	213,927		42,732	351,514
Investments in affiliates	35		14	25

Change in net unrealized appreciation/depreciation	213,962		42,746	351,539

Net realized/unrealized gains (losses)	843,019		248,407	620,576

Change in net assets resulting from operations	$832,874		$269,028	$610,005

(a)	Amount rounds to less than one thousand.

SEE NOTES TO FINANCIAL STATEMENTS.

32	J.P. MORGAN MID CAP/MULTI-CAP FUNDS	JUNE 30, 2019

	JPMorgan Mid Cap Value Fund	JPMorgan Value Advantage Fund
INVESTMENT INCOME:
Interest income from non-affiliates	$— (a)	$—	(a)
Interest income from affiliates	1	1
Dividend income from non-affiliates	396,806	293,028
Dividend income from affiliates	11,506	5,791
Income from securities lending (net) (See Note 2.B.)	346	197

Total investment income	408,659	299,017

EXPENSES:
Investment advisory fees	112,756	72,137
Administration fees	12,734	8,579
Distribution fees:
Class A	4,340	3,124
Class C	1,390	4,147
Class R2	389	—	(a)
Class R3	174	4
Service fees:
Class A	4,340	3,124
Class C	463	1,382
Class I	6,822	6,097
Class L	10,474	2,830
Class R2	195	—	(a)
Class R3	174	5
Class R4	58	45
Class R5	86	7
Custodian and accounting fees	430	283
Professional fees	206	181
Trustees’ and Chief Compliance Officer’s fees	71	66
Printing and mailing costs	1,387	547
Registration and filing fees	301	325
Transfer agency fees (See Note 2.E.)	837	236
Other	393	180

Total expenses	158,020	103,299

Less fees waived	(11,356)	(11,952)
Less expense reimbursements	(121)	(33)

Net expenses	146,543	91,314

Net investment income (loss)	262,116	207,703

REALIZED/UNREALIZED GAINS (LOSSES):
Net realized gain (loss) on transactions from:
Investments in non-affiliates	854,560	344,696
Investments in affiliates	— (a)	2

Net realized gain (loss)	854,560	344,698

Change in net unrealized appreciation/depreciation on:
Investments in non-affiliates	(449,720)	219,768
Investments in affiliates	94	33

Change in net unrealized appreciation/depreciation	(449,626)	219,801

Net realized/unrealized gains (losses)	404,934	564,499

Change in net assets resulting from operations	$667,050	$772,202

(a)	Amount rounds to less than one thousand.

SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2019	J.P. MORGAN MID CAP/MULTI-CAP FUNDS	33

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE PERIODS INDICATED

(Amounts in thousands)

	JPMorgan Growth Advantage Fund		JPMorgan Mid Cap Equity Fund
	Year Ended June 30, 2019	Year Ended June 30, 2018	Year Ended June 30, 2019	Year Ended June 30, 2018
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$(10,145)	$(24,732)	$20,621	$11,549
Net realized gain (loss)	629,057	694,039	205,661	280,150
Change in net unrealized appreciation/depreciation	213,962	1,184,781	42,746	63,890

Change in net assets resulting from operations	832,874	1,854,088	269,028	355,589

DISTRIBUTIONS TO SHAREHOLDERS: (a)
Class A	(137,182)	(69,162)	(41,313)	(21,659)
Class C	(69,324)	(29,276)	(2,590)	(1,665)
Class I	(147,315)	(52,479)	(31,866)	(20,261)
Class R2 (b)	(5)	(1)	(47)	(22)
Class R3	(27)	(11)	—	—
Class R4	(957)	(1)	—	—
Class R5	(8,804)	(4,273)	(621)	(317)
Class R6	(334,548)	(165,239)	(209,503)	(126,390)

Total distributions to shareholders	(698,162)	(320,442)	(285,940)	(170,314)

CAPITAL TRANSACTIONS:
Change in net assets resulting from capital transactions	562,790	60,031	74,601	(260,045)

NET ASSETS:
Change in net assets	697,502	1,593,677	57,689	(74,770)
Beginning of period	8,691,587	7,097,910	2,733,708	2,808,478

End of period	$9,389,089	$8,691,587	$2,791,397	$2,733,708

(a)

The prior period distributions have been reclassified to conform to current period presentation for the adoption of the Securities and Exchange Commission’s Disclosure Update and Simplification Rule. See Note 8. Prior period balances were as follows:

	JPMorgan Growth Advantage Fund	JPMorgan Mid Cap Equity Fund
Class A
From net realized gains	$(69,162)	$(21,659)
Class C
From net realized gains	(29,276)	(1,665)
Class I
From net investment income	—	(521)
From net realized gains	(52,479)	(19,740)
Class R2 (b)
From net realized gains	(1)	(22)
Class R3
From net realized gains	(11)	—
Class R4
From net realized gains	(1)	—
Class R5
From net investment income	—	(17)
From net realized gains	(4,273)	(300)
Class R6
From net investment income	—	(7,565)
From net realized gains	(165,239)	(118,825)

(b)	Commencement of offering of class of shares effective July 31, 2017 for JPMorgan Growth Advantage Fund.

SEE NOTES TO FINANCIAL STATEMENTS.

34	J.P. MORGAN MID CAP/MULTI-CAP FUNDS	JUNE 30, 2019

	JPMorgan Mid Cap Growth Fund		JPMorgan Mid Cap Value Fund
	Year Ended June 30, 2019	Year Ended June 30, 2018	Year Ended June 30, 2019	Year Ended June 30, 2018
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$(10,571)	$(12,093)	$262,116	$165,452
Net realized gain (loss)	269,037	321,274	854,560	714,557
Change in net unrealized appreciation/depreciation	351,539	272,913	(449,626)	323,839

Change in net assets resulting from operations	610,005	582,094	667,050	1,203,848

DISTRIBUTIONS TO SHAREHOLDERS: (a)
Class A	(64,068)	(64,175)	(113,824)	(50,500)
Class C	(6,859)	(6,964)	(11,787)	(4,819)
Class I	(66,577)	(64,653)	(180,706)	(76,469)
Class L	—	—	(790,206)	(339,034)
Class R2	(2,466)	(2,500)	(5,220)	(1,965)
Class R3	(1,655)	(102)	(4,506)	(1,355)
Class R4	(921)	(242)	(1,721)	(385)
Class R5	(18,376)	(16,962)	(5,681)	(2,165)
Class R6	(90,888)	(63,898)	(86,808)	(19,369)

Total distributions to shareholders	(251,810)	(219,496)	(1,200,459)	(496,061)

CAPITAL TRANSACTIONS:
Change in net assets resulting from capital transactions	283,053	466,368	(734,957)	(826,948)

NET ASSETS:
Change in net assets	641,248	828,966	(1,268,366)	(119,161)
Beginning of period	3,917,244	3,088,278	18,283,851	18,403,012

End of period	$4,558,492	$3,917,244	$17,015,485	$18,283,851

(a)

The prior period distributions have been reclassified to conform to current period presentation for the adoption of the Securities and Exchange Commission’s Disclosure Update and Simplification Rule. See Note 8. Prior period balances were as follows:

	JPMorgan Mid Cap Growth Fund	JPMorgan Mid Cap Value Fund
Class A
From net investment income	$—	$(10,151)
From net realized gains	(64,175)	(40,349)
Class C
From net realized gains	(6,964)	(4,819)
Class I
From net investment income	—	(21,474)
From net realized gains	(64,653)	(54,995)
Class L
From net investment income	—	(115,010)
From net realized gains	—	(224,024)
Class R2
From net investment income	—	(285)
From net realized gains	(2,500)	(1,680)
Class R3
From net investment income	—	(401)
From net realized gains	(102)	(954)
Class R4
From net investment income	—	(124)
From net realized gains	(242)	(261)
Class R5
From net investment income	—	(715)
From net realized gains	(16,962)	(1,450)
Class R6
From net investment income	—	(6,725)
From net realized gains	(63,898)	(12,644)

SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2019	J.P. MORGAN MID CAP/MULTI-CAP FUNDS	35

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE PERIODS INDICATED (continued)

(Amounts in thousands)

	JPMorgan Value Advantage Fund
	Year Ended June 30, 2019	Year Ended June 30, 2018
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$207,703	$153,657
Net realized gain (loss)	344,698	371,543
Change in net unrealized appreciation/depreciation	219,801	415,090

Change in net assets resulting from operations	772,202	940,290

DISTRIBUTIONS TO SHAREHOLDERS: (a)
Class A	(75,407)	(26,776)
Class C	(31,120)	(7,814)
Class I	(161,614)	(50,925)
Class L	(175,343)	(90,228)
Class R2 (b)	(3)	— (c)
Class R3	(123)	(17)
Class R4	(1,103)	(43)
Class R5	(451)	(115)
Class R6	(263,786)	(77,658)

Total distributions to shareholders	(708,950)	(253,576)

CAPITAL TRANSACTIONS:
Change in net assets resulting from capital transactions	(621,729)	(360,503)

NET ASSETS:
Change in net assets	(558,477)	326,211
Beginning of period	11,384,237	11,058,026

End of period	$10,825,760	$11,384,237

(a)

The prior period distributions have been reclassified to conform to current period presentation for the adoption of the Securities and Exchange Commission’s Disclosure Update and Simplification Rule. See Note 8. Prior period balances were as follows:

JPMorgan Value Advantage Fund
Class A
From net investment income	$(12,114)
From net realized gains	(14,662)
Class C
From net investment income	(1,306)
From net realized gains	(6,508)
Class I
From net investment income	(27,074)
From net realized gains	(23,851)
Class L
From net investment income	(51,294)
From net realized gains	(38,934)
Class R2 (b)
From net investment income	— (c)
From net realized gains	— (c)
Class R3
From net investment income	(9)
From net realized gains	(8)
Class R4
From net investment income	(24)
From net realized gains	(19)
Class R5
From net investment income	(65)
From net realized gains	(50)
Class R6
From net investment income	(44,453)
From net realized gains	(33,205)

(b)	Commencement of offering of class of shares effective July 31, 2017.
(c)	Amount rounds to less than one thousand.

SEE NOTES TO FINANCIAL STATEMENTS.

36	J.P. MORGAN MID CAP/MULTI-CAP FUNDS	JUNE 30, 2019

	JPMorgan Growth Advantage Fund		JPMorgan Mid Cap Equity Fund
	Year Ended June 30, 2019	Year Ended June 30, 2018	Year Ended June 30, 2019	Year Ended June 30, 2018
CAPITAL TRANSACTIONS:
Class A
Proceeds from shares issued	$403,155	$385,379	$104,599	$69,668
Distributions reinvested	134,593	67,889	41,253	21,589
Cost of shares redeemed	(459,409)	(604,708)	(96,097)	(90,548)

Change in net assets resulting from Class A capital transactions	$78,339	$(151,440)	$49,755	$709

Class C
Proceeds from shares issued	$156,438	$167,812	$2,104	$2,589
Distributions reinvested	66,057	27,785	2,589	1,665
Cost of shares redeemed	(164,414)	(179,201)	(7,756)	(8,820)

Change in net assets resulting from Class C capital transactions	$58,081	$16,396	$(3,063)	$(4,566)

Class I
Proceeds from shares issued	$749,623	$820,383	$49,175	$67,824
Distributions reinvested	135,181	48,329	31,662	19,948
Cost of shares redeemed	(558,012)	(1,088,919)	(100,951)	(567,749)

Change in net assets resulting from Class I capital transactions	$326,792	$(220,207)	$(20,114)	$(479,977)

Class R2 (a)
Proceeds from shares issued	$44	$40	$65	$75
Distributions reinvested	5	1	40	19
Cost of shares redeemed	(5)	(2)	(21)	(284)

Change in net assets resulting from Class R2 capital transactions	$44	$39	$84	$(190)

Class R3
Proceeds from shares issued	$184	$379	$—	$—
Distributions reinvested	27	11	—	—
Cost of shares redeemed	(41)	(187)	—	—

Change in net assets resulting from Class R3 capital transactions	$170	$203	$—	$—

Class R4
Proceeds from shares issued	$4,852	$12,768	$—	$—
Distributions reinvested	957	1	—	—
Cost of shares redeemed	(2,115)	(1,127)	—	—

Change in net assets resulting from Class R4 capital transactions	$3,694	$11,642	$—	$—

Class R5
Proceeds from shares issued	$21,008	$22,793	$62	$4,460
Distributions reinvested	8,803	4,273	621	317
Cost of shares redeemed	(26,114)	(31,002)	(1,088)	(361)

Change in net assets resulting from Class R5 capital transactions	$3,697	$(3,936)	$(405)	$4,416

Class R6
Proceeds from shares issued	$705,912	$1,307,512	$259,016	$659,956
Distributions reinvested	333,918	165,238	209,472	126,386
Cost of shares redeemed	(947,857)	(1,065,416)	(420,144)	(566,779)

Change in net assets resulting from Class R6 capital transactions	$91,973	$407,334	$48,344	$219,563

Total change in net assets resulting from capital transactions	$562,790	$60,031	$74,601	$(260,045)

(a)	Commencement of offering of class of shares effective July 31, 2017 for JPMorgan Growth Advantage Fund.

SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2019	J.P. MORGAN MID CAP/MULTI-CAP FUNDS	37

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE PERIODS INDICATED (continued)

(Amounts in thousands)

	JPMorgan Growth Advantage Fund		JPMorgan Mid Cap Equity Fund
	Year Ended June 30, 2019	Year Ended June 30, 2018	Year Ended June 30, 2019	Year Ended June 30, 2018
SHARE TRANSACTIONS:
Class A
Issued	19,276	19,063	2,159	1,371
Reinvested	7,186	3,464	952	435
Redeemed	(22,010)	(29,518)	(1,995)	(1,784)

Change in Class A Shares	4,452	(6,991)	1,116	22

Class C
Issued	8,466	9,329	45	52
Reinvested	4,060	1,603	63	35
Redeemed	(9,125)	(10,165)	(167)	(180)

Change in Class C Shares	3,401	767	(59)	(93)

Class I
Issued	34,535	39,183	996	1,338
Reinvested	6,986	2,400	719	396
Redeemed	(26,418)	(55,106)	(2,083)	(11,347)

Change in Class I Shares	15,103	(13,523)	(368)	(9,613)

Class R2 (a)
Issued	2	2	1	3
Reinvested	— (b)	— (b)	1	— (b)
Redeemed	— (b)	— (b)	— (b)	(6)

Change in Class R2 Shares	2	2	2	(3)

Class R3
Issued	9	20	—	—
Reinvested	1	— (b)	—	—
Redeemed	(2)	(9)	—	—

Change in Class R3 Shares	8	11	—	—

Class R4
Issued	238	587	—	—
Reinvested	50	— (b)	—	—
Redeemed	(96)	(51)	—	—

Change in Class R4 Shares	192	536	—	—

Class R5
Issued	934	1,072	2	88
Reinvested	446	209	14	6
Redeemed	(1,188)	(1,457)	(22)	(7)

Change in Class R5 Shares	192	(176)	(6)	87

Class R6
Issued	31,785	63,769	5,236	13,118
Reinvested	16,814	8,033	4,754	2,502
Redeemed	(43,117)	(49,818)	(8,527)	(10,935)

Change in Class R6 Shares	5,482	21,984	1,463	4,685

(a)	Commencement of offering of class of shares effective July 31, 2017 for JPMorgan Growth Advantage Fund.
(b)	Amount rounds to less than one thousand.

SEE NOTES TO FINANCIAL STATEMENTS.

38	J.P. MORGAN MID CAP/MULTI-CAP FUNDS	JUNE 30, 2019

	JPMorgan Mid Cap Growth Fund		JPMorgan Mid Cap Value Fund
	Year Ended June 30, 2019	Year Ended June 30, 2018	Year Ended June 30, 2019	Year Ended June 30, 2018
CAPITAL TRANSACTIONS:
Class A
Proceeds from shares issued	$114,825	$118,397	$232,702	$363,088
Distributions reinvested	61,839	61,743	101,729	45,299
Cost of shares redeemed	(170,138)	(251,332)	(588,500)	(671,647)

Change in net assets resulting from Class A capital transactions	$6,526	$(71,192)	$(254,069)	$(263,260)

Class C
Proceeds from shares issued	$14,313	$14,077	$18,374	$7,880
Distributions reinvested	6,348	6,179	10,374	4,180
Cost of shares redeemed	(24,318)	(35,034)	(86,785)	(263,384)

Change in net assets resulting from Class C capital transactions	$(3,657)	$(14,778)	$(58,037)	$(251,324)

Class I
Proceeds from shares issued	$238,900	$339,754	$746,983	$751,430
Distributions reinvested	63,129	61,456	166,354	70,707
Cost of shares redeemed	(444,249)	(427,645)	(1,161,145)	(851,133)

Change in net assets resulting from Class I capital transactions	$(142,220)	$(26,435)	$(247,808)	$(28,996)

Class L
Proceeds from shares issued	$—	$—	$1,602,921	$1,968,939
Distributions reinvested	—	—	713,339	306,493
Cost of shares redeemed	—	—	(4,636,220)	(3,432,839)

Change in net assets resulting from Class L capital transactions	$—	$—	$(2,319,960)	$(1,157,407)

Class R2
Proceeds from shares issued	$15,230	$14,239	$14,477	$17,627
Distributions reinvested	2,347	2,362	4,936	1,815
Cost of shares redeemed	(14,882)	(17,165)	(24,713)	(25,651)

Change in net assets resulting from Class R2 capital transactions	$2,695	$(564)	$(5,300)	$(6,209)

Class R3
Proceeds from shares issued	$8,791	$27,693	$25,594	$51,385
Distributions reinvested	1,655	102	4,297	1,347
Cost of shares redeemed	(9,229)	(1,822)	(17,703)	(10,294)

Change in net assets resulting from Class R3 capital transactions	$1,217	$25,973	$12,188	$42,438

Class R4
Proceeds from shares issued	$4,725	$14,393	$11,792	$18,175
Distributions reinvested	921	242	1,720	385
Cost of shares redeemed	(11,309)	(897)	(3,466)	(4,544)

Change in net assets resulting from Class R4 capital transactions	$(5,663)	$13,738	$10,046	$14,016

Class R5
Proceeds from shares issued	$199,729	$79,191	$26,423	$70,982
Distributions reinvested	17,215	15,915	5,681	2,165
Cost of shares redeemed	(109,050)	(59,057)	(19,629)	(21,198)

Change in net assets resulting from Class R5 capital transactions	$107,894	$36,049	$12,475	$51,949

Class R6
Proceeds from shares issued	$565,276	$649,363	$2,480,879	$924,565
Distributions reinvested	90,442	63,657	82,670	18,935
Cost of shares redeemed	(339,457)	(209,443)	(448,041)	(171,655)

Change in net assets resulting from Class R6 capital transactions	$316,261	$503,577	$2,115,508	$771,845

Total change in net assets resulting from capital transactions	$283,053	$466,368	$(734,957)	$(826,948)

SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2019	J.P. MORGAN MID CAP/MULTI-CAP FUNDS	39

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE PERIODS INDICATED (continued)

(Amounts in thousands)

	JPMorgan Mid Cap Growth Fund		JPMorgan Mid Cap Value Fund
	Year Ended June 30, 2019	Year Ended June 30, 2018	Year Ended June 30, 2019	Year Ended June 30, 2018
SHARE TRANSACTIONS:
Class A
Issued	3,765	3,941	6,269	9,353
Reinvested	2,301	2,145	2,966	1,153
Redeemed	(5,639)	(8,462)	(15,628)	(17,242)

Change in Class A Shares	427	(2,376)	(6,393)	(6,736)

Class C
Issued	610	586	538	210
Reinvested	306	271	315	111
Redeemed	(1,023)	(1,457)	(2,429)	(7,079)

Change in Class C Shares	(107)	(600)	(1,576)	(6,758)

Class I
Issued	6,807	9,954	20,189	19,096
Reinvested	2,019	1,861	4,798	1,778
Redeemed	(12,716)	(12,666)	(30,988)	(21,586)

Change in Class I Shares	(3,890)	(851)	(6,001)	(712)

Class L
Issued	—	—	41,784	49,400
Reinvested	—	—	20,337	7,611
Redeemed	—	—	(124,718)	(86,072)

Change in Class L Shares	—	—	(62,597)	(29,061)

Class R2
Issued	460	437	404	472
Reinvested	80	75	150	48
Redeemed	(451)	(526)	(692)	(686)

Change in Class R2 Shares	89	(14)	(138)	(166)

Class R3
Issued	248	799	680	1,326
Reinvested	53	3	127	34
Redeemed	(267)	(51)	(469)	(265)

Change in Class R3 Shares	34	751	338	1,095

Class R4
Issued	134	419	313	464
Reinvested	30	7	50	10
Redeemed	(325)	(25)	(92)	(115)

Change in Class R4 Shares	(161)	401	271	359

Class R5
Issued	5,532	2,258	697	1,800
Reinvested	544	477	162	54
Redeemed	(3,055)	(1,695)	(517)	(534)

Change in Class R5 Shares	3,021	1,040	342	1,320

Class R6
Issued	15,732	18,762	66,731	23,270
Reinvested	2,842	1,899	2,355	471
Redeemed	(9,571)	(6,005)	(11,820)	(4,290)

Change in Class R6 Shares	9,003	14,656	57,266	19,451

SEE NOTES TO FINANCIAL STATEMENTS.

40	J.P. MORGAN MID CAP/MULTI-CAP FUNDS	JUNE 30, 2019

	JPMorgan Value Advantage Fund
	Year Ended June 30, 2019	Year Ended June 30, 2018
CAPITAL TRANSACTIONS:
Class A
Proceeds from shares issued	$232,481	$302,187
Distributions reinvested	70,886	25,163
Cost of shares redeemed	(426,883)	(497,550)

Change in net assets resulting from Class A capital transactions	$(123,516)	$(170,200)

Class C
Proceeds from shares issued	$49,965	$58,391
Distributions reinvested	28,077	7,029
Cost of shares redeemed	(149,047)	(261,978)

Change in net assets resulting from Class C capital transactions	$(71,005)	$(196,558)

Class I
Proceeds from shares issued	$990,121	$844,644
Distributions reinvested	145,394	44,769
Cost of shares redeemed	(990,428)	(897,538)

Change in net assets resulting from Class I capital transactions	$145,087	$(8,125)

Class L
Proceeds from shares issued	$682,284	$1,135,519
Distributions reinvested	161,936	85,647
Cost of shares redeemed	(1,552,416)	(1,811,163)

Change in net assets resulting from Class L capital transactions	$(708,196)	$(589,997)

Class R2 (a)
Proceeds from shares issued	$33	$38
Distributions reinvested	2	— (b)
Cost of shares redeemed	(6)	(1)

Change in net assets resulting from Class R2 capital transactions	$29	$37

Class R3
Proceeds from shares issued	$1,084	$793
Distributions reinvested	109	14
Cost of shares redeemed	(69)	(103)

Change in net assets resulting from Class R3 capital transactions	$1,124	$704

Class R4
Proceeds from shares issued	$4,132	$19,694
Distributions reinvested	1,103	43
Cost of shares redeemed	(2,174)	(2,597)

Change in net assets resulting from Class R4 capital transactions	$3,061	$17,140

Class R5
Proceeds from shares issued	$2,695	$6,381
Distributions reinvested	451	115
Cost of shares redeemed	(1,340)	(1,014)

Change in net assets resulting from Class R5 capital transactions	$1,806	$5,482

Class R6
Proceeds from shares issued	$581,176	$1,235,372
Distributions reinvested	263,676	77,658
Cost of shares redeemed	(714,971)	(732,016)

Change in net assets resulting from Class R6 capital transactions	$129,881	$581,014

Total change in net assets resulting from capital transactions	$(621,729)	$(360,503)

(a)	Commencement of offering of class of shares effective July 31, 2017.
(b)	Amount rounds to less than one thousand.

SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2019	J.P. MORGAN MID CAP/MULTI-CAP FUNDS	41

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE PERIODS INDICATED (continued)

(Amounts in thousands)

	JPMorgan Value Advantage Fund
	Year Ended June 30, 2019	Year Ended June 30, 2018
SHARE TRANSACTIONS:
Class A
Issued	6,752	8,673
Reinvested	2,205	704
Redeemed	(12,282)	(14,215)

Change in Class A Shares	(3,325)	(4,838)

Class C
Issued	1,459	1,674
Reinvested	875	198
Redeemed	(4,326)	(7,551)

Change in Class C Shares	(1,992)	(5,679)

Class I
Issued	28,239	24,044
Reinvested	4,502	1,245
Redeemed	(28,665)	(25,207)

Change in Class I Shares	4,076	82

Class L
Issued	19,446	32,262
Reinvested	5,015	2,380
Redeemed	(43,889)	(51,546)

Change in Class L Shares	(19,428)	(16,904)

Class R2 (a)
Issued	1	1
Reinvested	— (b)	— (b)
Redeemed	— (b)	— (b)

Change in Class R2 Shares	1	1

Class R3
Issued	31	22
Reinvested	3	1
Redeemed	(2)	(3)

Change in Class R3 Shares	32	20

Class R4
Issued	120	558
Reinvested	34	1
Redeemed	(62)	(74)

Change in Class R4 Shares	92	485

Class R5
Issued	77	186
Reinvested	14	3
Redeemed	(38)	(29)

Change in Class R5 Shares	53	160

Class R6
Issued	16,654	35,495
Reinvested	8,179	2,160
Redeemed	(20,665)	(20,295)

Change in Class R6 Shares	4,168	17,360

(a)	Commencement of offering of class of shares effective July 31, 2017.
(b)	Amount rounds to less than one thousand.

SEE NOTES TO FINANCIAL STATEMENTS.

42	J.P. MORGAN MID CAP/MULTI-CAP FUNDS	JUNE 30, 2019

THIS PAGE IS INTENTIONALLY LEFT BLANK

JUNE 30, 2019	J.P. MORGAN MID CAP/MULTI-CAP FUNDS	43

FINANCIAL HIGHLIGHTS

FOR THE PERIODS INDICATED

	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss) (b)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net realized gain
JPMorgan Growth Advantage Fund
Class A
Year Ended June 30, 2019	$21.73	$(0.08)	$1.89	$1.81	$(1.76)
Year Ended June 30, 2018	17.95	(0.12)	4.74	4.62	(0.84)
Year Ended June 30, 2017	14.42	(0.09)	3.62	3.53	—
Year Ended June 30, 2016	15.74	(0.08)	(0.71)	(0.79)	(0.53)
Year Ended June 30, 2015	14.24	(0.10)	2.17	2.07	(0.57)

Class C
Year Ended June 30, 2019	19.16	(0.16)	1.62	1.46	(1.76)
Year Ended June 30, 2018	15.99	(0.19)	4.20	4.01	(0.84)
Year Ended June 30, 2017	12.91	(0.15)	3.23	3.08	—
Year Ended June 30, 2016	14.22	(0.14)	(0.64)	(0.78)	(0.53)
Year Ended June 30, 2015	12.98	(0.15)	1.96	1.81	(0.57)

Class I
Year Ended June 30, 2019	22.36	(0.03)	1.96	1.93	(1.76)
Year Ended June 30, 2018	18.40	(0.07)	4.87	4.80	(0.84)
Year Ended June 30, 2017	14.75	(0.05)	3.70	3.65	—
Year Ended June 30, 2016	16.06	(0.06)	(0.72)	(0.78)	(0.53)
Year Ended June 30, 2015	14.50	(0.07)	2.20	2.13	(0.57)

Class R2
Year Ended June 30, 2019	21.68	(0.13)	1.88	1.75	(1.76)
July 31, 2017 (f) through June 30, 2018	18.47	(0.14)	4.19	4.05	(0.84)

Class R3
Year Ended June 30, 2019	21.74	(0.07)	1.88	1.81	(1.76)
Year Ended June 30, 2018	17.96	(0.11)	4.73	4.62	(0.84)
May 31, 2017 (f) through June 30, 2017	17.85	(0.01)	0.12	0.11	—

Class R4
Year Ended June 30, 2019	22.36	(0.03)	1.96	1.93	(1.76)
Year Ended June 30, 2018	18.40	(0.03)	4.83	4.80	(0.84)
May 31, 2017 (f) through June 30, 2017	18.29	— (g)	0.11	0.11	—

Class R5
Year Ended June 30, 2019	22.76	0.01	1.99	2.00	(1.76)
Year Ended June 30, 2018	18.69	(0.04)	4.95	4.91	(0.84)
Year Ended June 30, 2017	14.96	(0.03)	3.76	3.73	—
Year Ended June 30, 2016	16.25	(0.03)	(0.73)	(0.76)	(0.53)
Year Ended June 30, 2015	14.63	(0.04)	2.23	2.19	(0.57)

Class R6
Year Ended June 30, 2019	22.87	0.03	2.01	2.04	(1.76)
Year Ended June 30, 2018	18.76	(0.02)	4.97	4.95	(0.84)
Year Ended June 30, 2017	15.00	(0.01)	3.77	3.76	—
Year Ended June 30, 2016	16.27	(0.01)	(0.73)	(0.74)	(0.53)
Year Ended June 30, 2015	14.64	(0.03)	2.23	2.20	(0.57)

(a)	Annualized for periods less than one year, unless otherwise noted.
(b)	Calculated based upon average shares outstanding.
(c)	Not annualized for periods less than one year.
(d)

Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(e)	Includes earnings credits and interest expense, if applicable, each of which is less than 0.005% unless otherwise noted.
(f)	Commencement of offering of class of shares.
(g)	Amount rounds to less than $0.005.

SEE NOTES TO FINANCIAL STATEMENTS.

44	J.P. MORGAN MID CAP/MULTI-CAP FUNDS	JUNE 30, 2019

	Ratios/Supplemental data
			Ratios to average net assets (a)
Net asset value, end of period	Total return (excludes sales charge) (c)(d)	Net assets, end of period (000’s)	Net expenses (e)	Net investment income (loss)	Expenses without waivers, reimbursements and earnings credits	Portfolio turnover rate (c)

$21.78	9.63%	$1,825,607	1.14%	(0.38)%	1.25%	40%
21.73	26.22	1,724,681	1.16	(0.57)	1.25	31
17.95	24.48	1,550,092	1.24	(0.56)	1.32	34
14.42	(5.07)	1,643,136	1.25	(0.55)	1.35	46
15.74	14.99	1,174,260	1.24	(0.65)	1.35	46

18.86	9.06	793,489	1.64	(0.88)	1.75	40
19.16	25.60	740,817	1.66	(1.07)	1.76	31
15.99	23.86	605,999	1.74	(1.06)	1.82	34
12.91	(5.55)	594,190	1.75	(1.04)	1.85	46
14.22	14.43	321,500	1.74	(1.14)	1.84	46

22.53	9.91	2,107,041	0.89	(0.12)	1.00	40
22.36	26.56	1,753,505	0.92	(0.32)	1.00	31
18.40	24.75	1,691,899	1.00	(0.31)	1.04	34
14.75	(4.91)	922,981	1.08	(0.41)	1.09	46
16.06	15.14	1,219,501	1.09	(0.48)	1.09	46

21.67	9.36	88	1.39	(0.61)	2.24	40
21.68	22.39	43	1.41	(0.77)	1.59	31

21.79	9.63	448	1.14	(0.36)	1.40	40
21.74	26.20	266	1.15	(0.53)	1.28	31
17.96	0.62	20	1.25	(0.55)	1.25	34

22.53	9.91	16,423	0.89	(0.12)	1.00	40
22.36	26.56	12,005	0.88	(0.16)	1.00	31
18.40	0.60	20	0.99	(0.29)	1.00	34

23.00	10.05	118,449	0.74	0.02	0.85	40
22.76	26.74	112,830	0.77	(0.18)	0.85	31
18.69	24.93	95,952	0.85	(0.17)	0.88	34
14.96	(4.72)	82,358	0.89	(0.20)	0.90	46
16.25	15.42	58,686	0.86	(0.25)	0.87	46

23.15	10.18	4,527,544	0.64	0.12	0.75	40
22.87	26.86	4,347,440	0.67	(0.07)	0.75	31
18.76	25.07	3,153,928	0.74	(0.06)	0.75	34
15.00	(4.59)	2,720,935	0.76	(0.07)	0.76	46
16.27	15.48	2,414,333	0.76	(0.17)	0.77	46

SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2019	J.P. MORGAN MID CAP/MULTI-CAP FUNDS	45

FINANCIAL HIGHLIGHTS

FOR THE PERIODS INDICATED (continued)

		Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss) (a)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total distributions
JPMorgan Mid Cap Equity Fund
Class A
Year Ended June 30, 2019	$51.57	$0.18	$4.04	$4.22	$(0.13)	$(5.14)	$(5.27)
Year Ended June 30, 2018	48.53	— (d)	5.89	5.89	—	(2.85)	(2.85)
Year Ended June 30, 2017	42.95	(0.02)	7.02	7.00	(0.05)	(1.37)	(1.42)
Year Ended June 30, 2016	47.12	(0.01)	(2.02)	(2.03)	(0.03)	(2.11)	(2.14)
Year Ended June 30, 2015	44.91	(0.03)	4.32	4.29	(0.02)	(2.06)	(2.08)

Class C
Year Ended June 30, 2019	49.66	(0.04)	3.84	3.80	—	(5.14)	(5.14)
Year Ended June 30, 2018	47.05	(0.24)	5.70	5.46	—	(2.85)	(2.85)
Year Ended June 30, 2017	41.85	(0.25)	6.82	6.57	—	(1.37)	(1.37)
Year Ended June 30, 2016	46.16	(0.23)	(1.97)	(2.20)	—	(2.11)	(2.11)
Year Ended June 30, 2015	44.21	(0.25)	4.23	3.98	—	(2.03)	(2.03)

Class I
Year Ended June 30, 2019	52.32	0.33	4.07	4.40	(0.23)	(5.14)	(5.37)
Year Ended June 30, 2018	49.13	0.14	5.97	6.11	(0.07)	(2.85)	(2.92)
Year Ended June 30, 2017	43.41	0.14	7.09	7.23	(0.14)	(1.37)	(1.51)
Year Ended June 30, 2016	47.47	0.11	(1.99)	(1.88)	(0.07)	(2.11)	(2.18)
Year Ended June 30, 2015	45.15	0.13	4.34	4.47	(0.09)	(2.06)	(2.15)

Class R2
Year Ended June 30, 2019	51.08	0.05	4.00	4.05	(0.03)	(5.14)	(5.17)
Year Ended June 30, 2018	48.21	(0.14)	5.86	5.72	—	(2.85)	(2.85)
Year Ended June 30, 2017	42.75	(0.14)	6.98	6.84	(0.01)	(1.37)	(1.38)
Year Ended June 30, 2016	46.98	(0.13)	(1.99)	(2.12)	—	(2.11)	(2.11)
Year Ended June 30, 2015	44.87	(0.14)	4.30	4.16	—	(2.05)	(2.05)

Class R5
Year Ended June 30, 2019	52.35	0.41	4.06	4.47	(0.31)	(5.14)	(5.45)
Year Ended June 30, 2018	49.17	0.24	5.94	6.18	(0.15)	(2.85)	(3.00)
Year Ended June 30, 2017	43.43	0.18	7.11	7.29	(0.18)	(1.37)	(1.55)
Year Ended June 30, 2016	47.49	0.18	(2.03)	(1.85)	(0.10)	(2.11)	(2.21)
Year Ended June 30, 2015	45.15	0.20	4.33	4.53	(0.13)	(2.06)	(2.19)

Class R6
Year Ended June 30, 2019	52.39	0.43	4.09	4.52	(0.36)	(5.14)	(5.50)
Year Ended June 30, 2018	49.18	0.27	5.96	6.23	(0.17)	(2.85)	(3.02)
Year Ended June 30, 2017	43.44	0.21	7.09	7.30	(0.19)	(1.37)	(1.56)
Year Ended June 30, 2016	47.49	0.20	(2.02)	(1.82)	(0.12)	(2.11)	(2.23)
Year Ended June 30, 2015	45.15	0.20	4.34	4.54	(0.14)	(2.06)	(2.20)

(a)	Calculated based upon average shares outstanding.
(b)

Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(c)	Includes earnings credits and interest expense, if applicable, each of which is less than 0.005% unless otherwise noted.
(d)	Amount rounds to less than $0.005.

SEE NOTES TO FINANCIAL STATEMENTS.

46	J.P. MORGAN MID CAP/MULTI-CAP FUNDS	JUNE 30, 2019

	Ratios/Supplemental data
			Ratios to average net assets
Net asset value, end of period	Total return (excludes sales charge) (b)	Net assets, end of period (000’s)	Net expenses (c)	Net investment income (loss)	Expenses without waivers, reimbursements and earnings credits	Portfolio turnover rate

$50.52	9.92%	$451,118	1.13%	0.37%	1.26%	34%
51.57	12.37	402,897	1.17	0.01	1.25	31
48.53	16.61	378,055	1.24	(0.05)	1.37	38
42.95	(4.17)	335,424	1.25	(0.03)	1.43	39
47.12	9.99	232,320	1.24	(0.06)	1.44	41

48.32	9.37	24,071	1.63	(0.09)	1.76	34
49.66	11.83	27,666	1.67	(0.50)	1.76	31
47.05	16.01	30,596	1.74	(0.56)	1.92	38
41.85	(4.64)	32,045	1.75	(0.54)	1.96	39
46.16	9.44	25,597	1.74	(0.56)	1.91	41

51.35	10.20	301,071	0.88	0.65	1.00	34
52.32	12.68	326,026	0.89	0.26	1.00	31
49.13	17.01	778,378	0.89	0.30	1.08	38
43.41	(3.81)	622,440	0.90	0.25	1.20	39
47.47	10.35	1,773,929	0.89	0.29	1.16	41

49.96	9.63	524	1.38	0.10	1.57	34
51.08	12.09	443	1.43	(0.28)	1.57	31
48.21	16.30	600	1.49	(0.31)	1.69	38
42.75	(4.38)	688	1.50	(0.30)	1.81	39
46.98	9.71	823	1.49	(0.31)	1.69	41

51.37	10.37	6,073	0.73	0.81	0.86	34
52.35	12.83	6,499	0.75	0.47	0.85	31
49.17	17.14	1,804	0.79	0.40	0.87	38
43.43	(3.73)	2,840	0.80	0.42	0.91	39
47.49	10.49	1,636	0.79	0.43	0.88	41

51.41	10.48	2,008,540	0.63	0.87	0.75	34
52.39	12.93	1,970,177	0.67	0.51	0.75	31
49.18	17.18	1,619,045	0.74	0.45	0.75	38
43.44	(3.66)	1,370,912	0.74	0.46	0.77	39
47.49	10.53	1,268,988	0.74	0.45	0.80	41

SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2019	J.P. MORGAN MID CAP/MULTI-CAP FUNDS	47

FINANCIAL HIGHLIGHTS

FOR THE PERIODS INDICATED (continued)

		Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss) (b)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net realized gain
JPMorgan Mid Cap Growth Fund
Class A
Year Ended June 30, 2019	$30.84	$(0.17)	$4.42	$4.25	$(2.15)
Year Ended June 30, 2018	27.99	(0.19)	5.18	4.99	(2.14)
Year Ended June 30, 2017	23.43	(0.14)	4.71	4.57	(0.01)
Year Ended June 30, 2016	27.71	(0.15)	(2.67)	(2.82)	(1.46)
Year Ended June 30, 2015	27.49	(0.18)	3.19	3.01	(2.79)

Class C
Year Ended June 30, 2019	24.37	(0.25)	3.37	3.12	(2.15)
Year Ended June 30, 2018	22.64	(0.27)	4.14	3.87	(2.14)
Year Ended June 30, 2017	19.05	(0.22)	3.82	3.60	(0.01)
Year Ended June 30, 2016	22.93	(0.22)	(2.20)	(2.42)	(1.46)
Year Ended June 30, 2015	23.35	(0.26)	2.63	2.37	(2.79)

Class I
Year Ended June 30, 2019	35.44	(0.09)	5.17	5.08	(2.15)
Year Ended June 30, 2018	31.79	(0.10)	5.89	5.79	(2.14)
Year Ended June 30, 2017	26.52	(0.07)	5.35	5.28	(0.01)
Year Ended June 30, 2016	31.06	(0.09)	(2.99)	(3.08)	(1.46)
Year Ended June 30, 2015	30.39	(0.11)	3.57	3.46	(2.79)

Class R2
Year Ended June 30, 2019	33.49	(0.27)	4.84	4.57	(2.15)
Year Ended June 30, 2018	30.31	(0.28)	5.60	5.32	(2.14)
Year Ended June 30, 2017	25.41	(0.21)	5.12	4.91	(0.01)
Year Ended June 30, 2016	29.96	(0.18)	(2.91)	(3.09)	(1.46)
Year Ended June 30, 2015	29.54	(0.24)	3.45	3.21	(2.79)

Class R3
Year Ended June 30, 2019	35.23	(0.20)	5.13	4.93	(2.15)
Year Ended June 30, 2018	31.71	(0.19)	5.85	5.66	(2.14)
September 9, 2016 (f) through June 30, 2017	27.06	(0.13)	4.79	4.66	(0.01)

Class R4
Year Ended June 30, 2019	35.40	(0.11)	5.16	5.05	(2.15)
Year Ended June 30, 2018	31.77	(0.12)	5.89	5.77	(2.14)
September 9, 2016 (f) through June 30, 2017	27.06	(0.06)	4.78	4.72	(0.01)

Class R5
Year Ended June 30, 2019	35.85	(0.04)	5.24	5.20	(2.15)
Year Ended June 30, 2018	32.09	(0.06)	5.96	5.90	(2.14)
Year Ended June 30, 2017	26.74	(0.03)	5.39	5.36	(0.01)
Year Ended June 30, 2016	31.26	(0.03)	(3.03)	(3.06)	(1.46)
Year Ended June 30, 2015	30.52	(0.07)	3.60	3.53	(2.79)

Class R6
Year Ended June 30, 2019	36.00	(0.02)	5.26	5.24	(2.15)
Year Ended June 30, 2018	32.20	(0.04)	5.98	5.94	(2.14)
Year Ended June 30, 2017	26.82	(0.02)	5.41	5.39	(0.01)
Year Ended June 30, 2016	31.33	(0.02)	(3.03)	(3.05)	(1.46)
Year Ended June 30, 2015	30.57	(0.06)	3.61	3.55	(2.79)

(a)	Annualized for periods less than one year, unless otherwise noted.
(b)	Calculated based upon average shares outstanding.
(c)	Not annualized for periods less than one year.
(d)

Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(e)	Includes earnings credits and interest expense, if applicable, each of which is less than 0.005% unless otherwise noted.
(f)	Commencement of offering of class of shares.

SEE NOTES TO FINANCIAL STATEMENTS.

48	J.P. MORGAN MID CAP/MULTI-CAP FUNDS	JUNE 30, 2019

	Ratios/Supplemental data
			Ratios to average net assets (a)
Net asset value, end of period	Total return (excludes sales charge) (c)(d)	Net assets, end of period (000’s)	Net expenses (e)	Net investment income (loss)	Expenses without waivers, reimbursements and earnings credits	Portfolio turnover rate (c)

$32.94	15.37%	$1,012,686	1.23%	(0.56)%	1.28%	54%
30.84	18.39	934,982	1.23	(0.62)	1.30	56
27.99	19.52	915,226	1.23	(0.56)	1.36	41
23.43	(10.29)	949,148	1.24	(0.59)	1.40	56
27.71	12.37	984,262	1.23	(0.68)	1.35	57

25.34	14.78	83,558	1.73	(1.06)	1.75	54
24.37	17.76	82,939	1.73	(1.12)	1.76	56
22.64	18.92	90,640	1.73	(1.06)	1.85	41
19.05	(10.70)	96,729	1.74	(1.08)	1.90	56
22.93	11.78	75,494	1.73	(1.19)	1.86	57

38.37	15.73	1,085,728	0.92	(0.25)	1.00	54
35.44	18.72	1,140,704	0.92	(0.30)	1.00	56
31.79	19.92	1,050,151	0.92	(0.25)	1.08	41
26.52	(10.01)	929,489	0.93	(0.31)	1.13	56
31.06	12.68	1,562,284	0.92	(0.37)	1.12	57

35.91	15.10	44,453	1.48	(0.81)	1.55	54
33.49	18.06	38,486	1.48	(0.87)	1.57	56
30.31	19.34	35,242	1.42	(0.74)	1.69	41
25.41	(10.42)	32,092	1.40	(0.71)	1.71	56
29.96	12.18	9,868	1.39	(0.85)	1.64	57

38.01	15.38	30,023	1.23	(0.56)	1.25	54
35.23	18.34	26,638	1.23	(0.54)	1.26	56
31.71	17.24	152	1.23	(0.54)	1.42	41

38.30	15.66	9,343	0.98	(0.31)	1.00	54
35.40	18.66	14,320	0.98	(0.33)	1.01	56
31.77	17.46	129	0.98	(0.23)	1.10	41

38.90	15.89	457,513	0.78	(0.11)	0.85	54
35.85	18.89	313,336	0.78	(0.16)	0.85	56
32.09	20.06	247,068	0.78	(0.10)	0.89	41
26.74	(9.87)	224,498	0.79	(0.13)	0.91	56
31.26	12.87	164,713	0.78	(0.25)	0.87	57

39.09	15.94	1,835,188	0.73	(0.05)	0.75	54
36.00	18.95	1,365,839	0.73	(0.11)	0.76	56
32.20	20.11	749,670	0.73	(0.06)	0.76	41
26.82	(9.82)	619,527	0.73	(0.06)	0.77	56
31.33	12.92	265,905	0.73	(0.19)	0.78	57

SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2019	J.P. MORGAN MID CAP/MULTI-CAP FUNDS	49

FINANCIAL HIGHLIGHTS

FOR THE PERIODS INDICATED (continued)

		Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss) (b)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total distributions
JPMorgan Mid Cap Value Fund
Class A
Year Ended June 30, 2019	$39.24	$0.45	$0.87	$1.32	$(0.38)	$(2.16)	$(2.54)
Year Ended June 30, 2018	37.80	0.20	2.14	2.34	(0.18)	(0.72)	(0.90)
Year Ended June 30, 2017	35.41	0.17	4.60	4.77	(0.14)	(2.24)	(2.38)
Year Ended June 30, 2016	36.98	0.19	0.33	0.52	(0.14)	(1.95)	(2.09)
Year Ended June 30, 2015	37.25	0.20	2.52	2.72	(0.20)	(2.79)	(2.99)

Class C
Year Ended June 30, 2019	37.68	0.26	0.83	1.09	(0.17)	(2.16)	(2.33)
Year Ended June 30, 2018	36.35	(0.02)	2.07	2.05	—	(0.72)	(0.72)
Year Ended June 30, 2017	34.17	(0.02)	4.44	4.42	—	(2.24)	(2.24)
Year Ended June 30, 2016	35.79	0.01	0.32	0.33	—	(1.95)	(1.95)
Year Ended June 30, 2015	36.19	0.01	2.44	2.45	(0.06)	(2.79)	(2.85)

Class I
Year Ended June 30, 2019	39.70	0.54	0.88	1.42	(0.48)	(2.16)	(2.64)
Year Ended June 30, 2018	38.24	0.30	2.16	2.46	(0.28)	(0.72)	(1.00)
Year Ended June 30, 2017	35.79	0.27	4.66	4.93	(0.24)	(2.24)	(2.48)
Year Ended June 30, 2016	37.36	0.28	0.33	0.61	(0.23)	(1.95)	(2.18)
Year Ended June 30, 2015	37.61	0.28	2.55	2.83	(0.29)	(2.79)	(3.08)

Class L
Year Ended June 30, 2019	40.21	0.62	0.90	1.52	(0.58)	(2.16)	(2.74)
Year Ended June 30, 2018	38.70	0.40	2.20	2.60	(0.37)	(0.72)	(1.09)
Year Ended June 30, 2017	36.19	0.36	4.71	5.07	(0.32)	(2.24)	(2.56)
Year Ended June 30, 2016	37.76	0.37	0.33	0.70	(0.32)	(1.95)	(2.27)
Year Ended June 30, 2015	37.99	0.40	2.56	2.96	(0.40)	(2.79)	(3.19)

Class R2
Year Ended June 30, 2019	37.64	0.31	0.86	1.17	(0.30)	(2.16)	(2.46)
Year Ended June 30, 2018	36.33	0.10	2.05	2.15	(0.12)	(0.72)	(0.84)
Year Ended June 30, 2017	34.14	0.07	4.43	4.50	(0.07)	(2.24)	(2.31)
Year Ended June 30, 2016	35.73	0.10	0.32	0.42	(0.06)	(1.95)	(2.01)
Year Ended June 30, 2015	36.14	0.10	2.43	2.53	(0.15)	(2.79)	(2.94)

Class R3
Year Ended June 30, 2019	38.97	0.39	0.91	1.30	(0.41)	(2.16)	(2.57)
Year Ended June 30, 2018	37.67	0.21	2.11	2.32	(0.30)	(0.72)	(1.02)
September 9, 2016 (f) through June 30, 2017	35.78	0.26	4.15	4.41	(0.28)	(2.24)	(2.52)

Class R4
Year Ended June 30, 2019	39.56	0.50	0.90	1.40	(0.51)	(2.16)	(2.67)
Year Ended June 30, 2018	38.16	0.33	2.13	2.46	(0.34)	(0.72)	(1.06)
September 9, 2016 (f) through June 30, 2017	36.18	0.38	4.15	4.53	(0.31)	(2.24)	(2.55)

Class R5
Year Ended June 30, 2019	40.15	0.58	0.90	1.48	(0.54)	(2.16)	(2.70)
Year Ended June 30, 2018	38.67	0.38	2.17	2.55	(0.35)	(0.72)	(1.07)
September 9, 2016 (f) through June 30, 2017	36.60	0.36	4.28	4.64	(0.33)	(2.24)	(2.57)

Class R6
Year Ended June 30, 2019	40.19	0.58	0.94	1.52	(0.58)	(2.16)	(2.74)
Year Ended June 30, 2018	38.69	0.43	2.16	2.59	(0.37)	(0.72)	(1.09)
September 9, 2016 (f) through June 30, 2017	36.60	0.32	4.34	4.66	(0.33)	(2.24)	(2.57)

(a)	Annualized for periods less than one year, unless otherwise noted.
(b)	Calculated based upon average shares outstanding.
(c)	Not annualized for periods less than one year.
(d)

Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(e)	Includes earnings credits and interest expense, if applicable, each of which is less than 0.005% unless otherwise noted.
(f)	Commencement of offering of class of shares.

SEE NOTES TO FINANCIAL STATEMENTS.

50	J.P. MORGAN MID CAP/MULTI-CAP FUNDS	JUNE 30, 2019

	Ratios/Supplemental data
			Ratios to average net assets (a)
Net asset value, end of period	Total return (excludes sales charge) (c)(d)	Net assets, end of period (000’s)	Net expenses (e)	Net investment income (loss)	Expenses without waivers, reimbursements and earnings credits	Portfolio turnover rate (c)

$38.02	4.12%	$1,662,841	1.23%	1.20%	1.25%	11%
39.24	6.20	1,967,162	1.23	0.51	1.26	13
37.80	13.83	2,149,689	1.23	0.45	1.36	23
35.41	1.85	2,302,567	1.24	0.54	1.41	20
36.98	7.68	2,623,772	1.23	0.53	1.38	18

36.44	3.59	149,839	1.73	0.72	1.74	11
37.68	5.65	214,331	1.74	(0.06)	1.75	13
36.35	13.27	452,351	1.74	(0.06)	1.80	23
34.17	1.35	549,619	1.75	0.03	1.83	20
35.79	7.12	595,385	1.74	0.03	1.84	18

38.48	4.38	2,662,983	0.98	1.41	0.99	11
39.70	6.44	2,985,882	0.98	0.77	1.00	13
38.24	14.15	2,902,646	0.98	0.72	1.07	23
35.79	2.11	2,332,160	0.99	0.80	1.11	20
37.36	7.92	2,347,703	0.98	0.75	1.10	18

38.99	4.63	8,996,364	0.74	1.61	0.85	11
40.21	6.73	11,795,588	0.74	1.00	0.86	13
38.70	14.39	12,478,637	0.74	0.96	0.91	23
36.19	2.35	10,313,629	0.75	1.04	0.94	20
37.76	8.19	10,320,516	0.74	1.05	0.94	18

36.35	3.86	74,236	1.49	0.87	1.50	11
37.64	5.93	82,108	1.49	0.26	1.51	13
36.33	13.53	85,287	1.49	0.21	1.65	23
34.14	1.61	66,167	1.50	0.29	1.75	20
35.73	7.38	71,697	1.49	0.28	1.71	18

37.70	4.12	73,299	1.24	1.04	1.25	11
38.97	6.17	62,576	1.24	0.55	1.25	13
37.67	12.70	19,262	1.24	0.87	1.35	23

38.29	4.38	27,681	0.98	1.32	0.99	11
39.56	6.45	17,859	0.99	0.83	1.00	13
38.16	12.89	3,537	0.99	1.26	1.10	23

38.93	4.52	95,243	0.83	1.50	0.84	11
40.15	6.61	84,457	0.84	0.96	0.85	13
38.67	13.06	30,334	0.84	1.18	1.02	23

38.97	4.63	3,272,999	0.73	1.52	0.74	11
40.19	6.71	1,073,888	0.74	1.08	0.75	13
38.69	13.13	281,269	0.74	1.05	0.75	23

SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2019	J.P. MORGAN MID CAP/MULTI-CAP FUNDS	51

FINANCIAL HIGHLIGHTS

FOR THE PERIODS INDICATED (continued)

		Per share operating performance
		Investment operations				Distributions
	Net asset value, beginning of period	Net investment income (loss) (b)		Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total distributions
JPMorgan Value Advantage Fund
Class A
Year Ended June 30, 2019	$35.38	$0.55		$1.68	$2.23	$(0.46)	$(1.69)	$(2.15)
Year Ended June 30, 2018	33.40	0.35	(f)	2.26	2.61	(0.28)	(0.35)	(0.63)
Year Ended June 30, 2017	28.66	0.27		4.77	5.04	(0.30)	—	(0.30)
Year Ended June 30, 2016	29.84	0.27		(0.99)	(0.72)	(0.17)	(0.29)	(0.46)
Year Ended June 30, 2015	29.15	0.19		1.47	1.66	(0.26)	(0.71)	(0.97)

Class C
Year Ended June 30, 2019	35.20	0.38		1.68	2.06	(0.28)	(1.69)	(1.97)
Year Ended June 30, 2018	33.20	0.18	(f)	2.24	2.42	(0.07)	(0.35)	(0.42)
Year Ended June 30, 2017	28.52	0.11		4.74	4.85	(0.17)	—	(0.17)
Year Ended June 30, 2016	29.72	0.14		(0.99)	(0.85)	(0.06)	(0.29)	(0.35)
Year Ended June 30, 2015	29.08	0.04		1.47	1.51	(0.16)	(0.71)	(0.87)

Class I
Year Ended June 30, 2019	35.60	0.62		1.70	2.32	(0.56)	(1.69)	(2.25)
Year Ended June 30, 2018	33.62	0.44	(f)	2.28	2.72	(0.39)	(0.35)	(0.74)
Year Ended June 30, 2017	28.86	0.35		4.80	5.15	(0.39)	—	(0.39)
Year Ended June 30, 2016	29.99	0.33		(0.98)	(0.65)	(0.19)	(0.29)	(0.48)
Year Ended June 30, 2015	29.27	0.27		1.48	1.75	(0.32)	(0.71)	(1.03)

Class L
Year Ended June 30, 2019	35.62	0.72		1.64	2.36	(0.60)	(1.69)	(2.29)
Year Ended June 30, 2018	33.63	0.50	(f)	2.29	2.79	(0.45)	(0.35)	(0.80)
Year Ended June 30, 2017	28.86	0.41		4.82	5.23	(0.46)	—	(0.46)
Year Ended June 30, 2016	30.06	0.43		(1.02)	(0.59)	(0.32)	(0.29)	(0.61)
Year Ended June 30, 2015	29.31	0.34		1.50	1.84	(0.38)	(0.71)	(1.09)

Class R2
Year Ended June 30, 2019	35.22	0.48		1.65	2.13	(0.42)	(1.69)	(2.11)
July 31, 2017 (g) through June 30, 2018	34.04	0.25	(f)	1.64	1.89	(0.36)	(0.35)	(0.71)

Class R3
Year Ended June 30, 2019	35.11	0.49		1.71	2.20	(0.54)	(1.69)	(2.23)
Year Ended June 30, 2018	33.24	0.35	(f)	2.26	2.61	(0.39)	(0.35)	(0.74)
September 9, 2016 (g) through June 30, 2017	29.33	0.29		4.06	4.35	(0.44)	—	(0.44)

Class R4
Year Ended June 30, 2019	35.47	0.62		1.69	2.31	(0.57)	(1.69)	(2.26)
Year Ended June 30, 2018	33.55	0.51	(f)	2.20	2.71	(0.44)	(0.35)	(0.79)
September 9, 2016 (g) through June 30, 2017	29.56	0.27		4.18	4.45	(0.46)	—	(0.46)

Class R5
Year Ended June 30, 2019	35.57	0.65		1.71	2.36	(0.62)	(1.69)	(2.31)
Year Ended June 30, 2018	33.59	0.50	(f)	2.28	2.78	(0.45)	(0.35)	(0.80)
September 9, 2016 (g) through June 30, 2017	29.57	0.30		4.20	4.50	(0.48)	—	(0.48)

Class R6
Year Ended June 30, 2019	35.60	0.71		1.70	2.41	(0.65)	(1.69)	(2.34)
Year Ended June 30, 2018	33.61	0.54	(f)	2.26	2.80	(0.46)	(0.35)	(0.81)
September 9, 2016 (g) through June 30, 2017	29.57	0.36		4.17	4.53	(0.49)	—	(0.49)

(a)	Annualized for periods less than one year, unless otherwise noted.
(b)	Calculated based upon average shares outstanding.
(c)	Not annualized for periods less than one year.
(d)

Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(e)	Includes earnings credits and interest expense, if applicable, each of which is less than 0.005% unless otherwise noted.
(f)	Net investment income (loss) may appear disproportionate among the classes due to the timing of recognition of income and changes in the relative size of the classes.
(g)	Commencement of offering of class of shares.

SEE NOTES TO FINANCIAL STATEMENTS.

52	J.P. MORGAN MID CAP/MULTI-CAP FUNDS	JUNE 30, 2019

	Ratios/Supplemental data
			Ratios to average net assets (a)
Net asset value, end of period	Total return (excludes sales charge) (c)(d)	Net assets, end of period (000’s)	Net expenses (e)	Net investment income (loss)		Expenses without waivers, reimbursements and earnings credits	Portfolio turnover rate (c)

$35.46	7.00%	$1,231,325	1.14%	1.59%		1.25%	15%
35.38	7.81	1,346,080	1.17	1.01	(f)	1.25	23
33.40	17.60	1,432,370	1.24	0.85		1.36	24
28.66	(2.34)	2,045,698	1.24	0.98		1.43	26
29.84	5.78	2,440,061	1.24	0.64		1.41	17

35.29	6.45	522,878	1.64	1.08		1.75	15
35.20	7.27	591,602	1.67	0.51	(f)	1.75	23
33.20	17.02	746,521	1.74	0.34		1.81	24
28.52	(2.82)	728,800	1.74	0.49		1.85	26
29.72	5.26	701,023	1.73	0.14		1.83	17

35.67	7.28	2,445,747	0.89	1.76		0.99	15
35.60	8.07	2,296,056	0.92	1.26	(f)	1.00	23
33.62	17.89	2,165,577	0.99	1.09		1.04	24
28.86	(2.10)	1,414,635	0.99	1.16		1.05	26
29.99	6.05	3,095,251	0.99	0.89		1.05	17

35.69	7.41	2,569,596	0.74	2.04		0.84	15
35.62	8.29	3,255,993	0.74	1.42	(f)	0.85	23
33.63	18.17	3,643,327	0.75	1.32		0.87	24
28.86	(1.87)	5,901,818	0.74	1.50		0.88	26
30.06	6.36	5,058,172	0.74	1.15		0.90	17

35.24	6.72	69	1.39	1.40		2.14	15
35.22	5.54	38	1.41	0.78	(f)	1.61	23

35.08	7.00	2,241	1.14	1.44		1.26	15
35.11	7.82	1,132	1.15	1.01	(f)	1.28	23
33.24	14.87	385	1.24	1.09		1.36	24

35.52	7.27	20,538	0.89	1.79		0.99	15
35.47	8.07	17,231	0.89	1.43	(f)	1.00	23
33.55	15.10	34	1.00	1.05		1.08	24

35.62	7.41	8,018	0.74	1.85		0.84	15
35.57	8.25	6,114	0.76	1.41	(f)	0.88	23
33.59	15.27	422	0.83	1.14		0.89	24

35.67	7.57	4,025,348	0.64	2.02		0.74	15
35.60	8.31	3,869,991	0.67	1.52	(f)	0.75	23
33.61	15.35	3,069,390	0.74	1.39		0.75	24

SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2019	J.P. MORGAN MID CAP/MULTI-CAP FUNDS	53

NOTES TO FINANCIAL STATEMENTS

AS OF JUNE 30, 2019

1. Organization

JPMorgan Trust I (“JPM I”) and JPMorgan Trust II (“JPM II”) were formed on November 12, 2004, as Delaware statutory trusts, pursuant to Declarations of Trust dated November 5, 2004 and are registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as open-end management investment companies.

J.P. Morgan Mutual Fund Investment Trust (“JPMMFIT”), an open-end management investment company, was organized as a Massachusetts business trust on September 23, 1997.

J.P. Morgan Fleming Mutual Fund Group, Inc. (“JPMFMFG”, and with JPM I, JPM II and JPMMFIT, collectively, the “Trusts”), an open-end management investment company, was organized as a Maryland corporation on August 19, 1997.

The following are 5 separate funds of the Trusts (each, a “Fund” and collectively, the “Funds”) covered by this report:

	Classes Offered	Trust	Diversified/Non-Diversified
JPMorgan Growth Advantage Fund	Class A, Class C, Class I, Class R2(1), Class R3, Class R4, Class R5 and Class R6	JPMMFIT	Diversified
JPMorgan Mid Cap Equity Fund	Class A, Class C, Class I, Class R2, Class R5 and Class R6	JPM I	Diversified
JPMorgan Mid Cap Growth Fund	Class A, Class C, Class I, Class R2, Class R3, Class R4, Class R5 and Class R6	JPM II	Diversified
JPMorgan Mid Cap Value Fund	Class A, Class C, Class I, Class L, Class R2, Class R3, Class R4, Class R5 and Class R6	JPMFMFG	Diversified
JPMorgan Value Advantage Fund	Class A, Class C, Class I, Class L, Class R2(1), Class R3, Class R4, Class R5 and Class R6	JPM I	Diversified

(1)	Class R2 Shares commenced operations on July 31, 2017 for JPMorgan Growth Advantage Fund and JPMorgan Value Advantage Fund.

The investment objective of JPMorgan Growth Advantage Fund (“Growth Advantage Fund”) and JPMorgan Mid Cap Equity Fund (“Mid Cap Equity Fund”) is to seek to provide long-term capital growth.

The investment objective of JPMorgan Mid Cap Growth Fund (“Mid Cap Growth Fund”) is to seek growth of capital.

The investment objective of JPMorgan Mid Cap Value Fund (“Mid Cap Value Fund”) is to seek growth from capital appreciation.

The investment objective of JPMorgan Value Advantage Fund (“Value Advantage Fund”) is to seek to provide long-term total return from a combination of income and capital gains.

Class L Shares of the Mid Cap Value Fund and the Value Advantage Fund are publicly offered only on a limited basis. Investors are not eligible to purchase Class L Shares of these Funds unless they meet certain requirements as described in the Funds’ prospectuses.

Class A Shares generally provide for a front-end sales charge while Class C Shares provide for a contingent deferred sales charge (“CDSC”). No sales charges are assessed with respect to Class I, Class L, Class R2, Class R3, Class R4, Class R5 and Class R6 Shares. Certain Class A Shares, for which front-end sales charges have been waived, may be subject to a CDSC as described in the Funds’ prospectuses. Beginning on November 14, 2017, Class C Shares automatically convert to Class A Shares after ten years. All classes of shares have equal rights as to earnings, assets and voting privileges, except that each class may bear different transfer agency, distribution and service fees and each class has exclusive voting rights with respect to its distribution plan and shareholder servicing agreements.

J.P. Morgan Investment Management Inc. (“JPMIM”), an indirect, wholly-owned subsidiary of JPMorgan Chase & Co. (“JPMorgan”), acts as Adviser (the “Adviser”) and Administrator (the “Administrator”) to the Funds.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements. The Funds are investment companies and, thus, follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification Topic 946 — Investment Companies, which is part of U.S. generally accepted accounting principles (“GAAP”). The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

A. Valuation of Investments — The valuation of investments is in accordance with GAAP and the Funds’ valuation policies set forth by and under the supervision and responsibility of the Boards of Trustees (the “Boards”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Boards.

The Administrator has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Boards with the oversight and monitoring of the valuation of the Funds’ investments. The Administrator implements the valuation policies of the Funds’ investments, as

54	J.P. MORGAN MID CAP/MULTI-CAP FUNDS	JUNE 30, 2019

directed by the Boards. The AVC oversees and carries out the policies for the valuation of investments held in the Funds. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Boards.

A market-based approach is primarily used to value the Funds’ investments. Investments for which market quotations are not readily available are fair valued by approved affiliated and/or unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”) or may be internally fair valued using methods set forth by the valuation policies approved by the Boards. This may include related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may be used in which the anticipated future cash flows of the investment are discounted to calculate the fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used, had a ready market for the investments existed, and such differences could be material.

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Funds are calculated on a valuation date.

Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Funds’ investments are summarized into the three broad levels listed below.

•	Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•

Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Funds’ assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following tables represent each valuation input as presented on the Schedules of Portfolio Investments (“SOIs”) (amounts in thousands):

Growth Advantage Fund

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$9,639,210	$—	$—	$9,639,210

Mid Cap Equity Fund
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$2,884,074	$—	$—	$2,884,074

Mid Cap Growth Fund
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$4,770,133	$—	$—	$4,770,133

Mid Cap Value Fund
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$17,327,437	$—	$—	$17,327,437

JUNE 30, 2019	J.P. MORGAN MID CAP/MULTI-CAP FUNDS	55

NOTES TO FINANCIAL STATEMENTS

AS OF JUNE 30, 2019 (continued)

Value Advantage Fund
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs		Total
Total Investments in Securities (b)	$11,091,982	$—	$—	(c)	$11,091,982

(a)	All portfolio holdings designated as level 1 are disclosed individually on the SOIs. Please refer to the SOIs for industry specifics of portfolio holdings.
(b)	All portfolio holdings designated as level 1 and level 3 are disclosed individually on the SOI. Level 3 consists of rights. Please refer to the SOI for industry specifics of portfolio holdings.
(c)	Amount rounds to less than one thousand.

There were no transfers into and out of level 3 for the year ended June 30, 2019.

B. Securities Lending — Effective October 5, 2018, the Funds became authorized to engage in securities lending in order to generate additional income. The Funds are able to lend to approved borrowers. Citibank N.A. (“Citibank”) serves as lending agent for the Funds, pursuant to a Securities Lending Agency Agreement (the “Securities Lending Agency Agreement”). Securities loaned are collateralized by cash equal to at least 100% of the market value plus accrued interest on the securities lent, which is invested in the IM Shares of JPMorgan U.S. Government Money Market Fund and the Agency SL Shares of the JPMorgan Securities Lending Money Market Fund. The Funds retain loan fees and the interest on cash collateral investments but are required to pay the borrower a rebate for the use of cash collateral. In cases where the lent security is of high value to borrowers, there may be a negative rebate (i.e., a net payment from the borrower to the Funds). Upon termination of a loan, the Funds are required to return to the borrower an amount equal to the cash collateral, plus any rebate owed to the borrowers. The remaining maturities of the securities lending transactions are considered overnight and continuous. Loans are subject to termination by the Funds or the borrower at any time.

The net income earned on the securities lending (after payment of rebates and Citibank’s fee) is included on the Statements of Operations as Income from securities lending (net). The Funds also receive payments from the borrower during the period of the loan, equivalent to dividends and interest earned on the securities loaned, which are recorded as Dividend or Interest income, respectively, on the Statements of Operations.

Under the Securities Lending Agency Agreement, Citibank marks to market the loaned securities on a daily basis. In the event the cash received from the borrower is less than 102% of the value of the loaned securities (105% for loans of non-U.S. securities), Citibank requests additional cash from the borrower so as to maintain a collateralization level of at least 102% of the value of the loaned securities plus accrued interest (105% for loans of non-U.S. securities), subject to certain de minimis amounts.

The value of securities out on loan is recorded as an asset on the Statements of Assets and Liabilities. The value of the cash collateral received is recorded as a liability on the Statements of Assets and Liabilities and details of collateral investments are disclosed on the SOIs. At June 30, 2019, the value of outstanding securities on loan and the value of collateral investments were as follows (amounts in thousands):

	Value of Securities on Loan	Cash Collateral Posted by Borrower	Total value of Collateral Investments
Growth Advantage Fund	$189,162	$193,226	$193,226
Mid Cap Equity Fund	82,780	84,283	84,283
Mid Cap Growth Fund	194,911	198,188	198,188
Mid Cap Value Fund	349,843	354,836	354,836
Value Advantage Fund	253,972	257,836	257,836

The Funds bear the risk of loss associated with the collateral investments and are not entitled to additional collateral from the borrower to cover any such losses. To the extent that the value of the collateral investments declines below the amount owed to a borrower, the Funds may incur losses that exceed the amount they earned on lending the security. Upon termination of a loan, the Funds may use leverage (borrow money) to repay the borrower for cash collateral posted if the Adviser does not believe that it is prudent to sell the collateral investments to fund the payment of this liability.

The following table presents the Funds’ value of the securities on loan with Citibank, net of amounts available for offset under the master netting arrangements and any related collateral received or posted by the Funds as of June 30, 2019 (amounts in thousands).

	Investment Securities on Loan, at value, Presented on the Statements of Assets and Liabilities	Cash Collateral Posted by Borrower	Net Amount Due to Counterparty (not less than zero)
Growth Advantage Fund	$189,162	$(189,162)	$—
Mid Cap Equity Fund	82,780	(82,780)	—
Mid Cap Growth Fund	194,911	(194,911)	—
Mid Cap Value Fund	349,843	(349,843)	—
Value Advantage Fund	253,972	(253,972)	—

56	J.P. MORGAN MID CAP/MULTI-CAP FUNDS	JUNE 30, 2019

Securities lending also involves counterparty risks, including the risk that the loaned securities may not be returned in a timely manner or at all. Subject to certain conditions, Citibank has agreed to indemnify the Funds from losses resulting from a borrower’s failure to return a loaned security.

JPMIM voluntarily waived investment advisory fees charged to the Funds to reduce the impact of the cash collateral investment in the JPMorgan U.S. Government Money Market Fund from 0.16% to 0.06%. JPMIM waived fees associated with the Funds’ investment in JPMorgan U.S. Government Money Market Fund as follows (amounts in thousands):

Growth Advantage Fund	$24
Mid Cap Equity Fund	9
Mid Cap Growth Fund	24
Mid Cap Value Fund	25
Value Advantage Fund	15

The above waiver is included in the determination of earnings on cash collateral investment and in the calculation of Citibank’s compensation and is included on the Statements of Operations as Income from securities lending (net).

C. Investment Transactions with Affiliates — The Funds invested in Underlying Funds which are advised by the Adviser or its affiliates. An issuer which is under common control with the Funds may be considered an affiliate. For the purposes of the financial statements, the Funds assume the issuers listed in the table below to be affiliated issuers. Underlying Funds’ distributions may be reinvested into the Underlying Funds. Reinvestment amounts are included in the purchase cost amounts in the tables below. Amounts in the tables below are in thousands.

Growth Advantage Fund

For the year ended June 30, 2019
Security Description	Value at June 30, 2018	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)		Change in Unrealized Appreciation/ (Depreciation)	Value at June 30, 2019	Shares at June 30, 2019	Dividend Income		Capital Gain Distributions
JPMorgan Prime Money Market Fund Class IM Shares, 2.46% (a)(b)	$—	$680,153	$465,825	$2		$20	$214,350	214,265	$1,017		$—
JPMorgan Securities Lending Money Market Fund Class Agency SL Shares, 2.52% (a)(b)	—	850,000	693,000	31	*	15	157,046	157,015	2,751	*	—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 2.31% (a)(b)	—	714,399	678,219	—		—	36,180	36,180	729	*	—
JPMorgan U.S. Government Money Market Fund Class Institutional Shares (a)	218,911	1,515,257	1,734,168	—		—	—	—	3,334		—

Total	$218,911	$3,759,809	$3,571,212	$33		$35	$407,576		$7,831		$—

Mid Cap Equity Fund

For the year ended June 30, 2019
Security Description	Value at June 30, 2018	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)		Change in Unrealized Appreciation/ (Depreciation)	Value at June 30, 2019	Shares at June 30, 2019	Dividend Income		Capital Gain Distributions
JPMorgan Prime Money Market Fund Class IM Shares, 2.46% (a)(b)	$—	$315,622	$217,849	$1		$8	$97,782	97,743	$532		$—
JPMorgan Securities Lending Money Market Fund Class Agency SL Shares, 2.52% (a)(b)	—	261,000	192,000	17	*	6	69,023	69,009	1,001	*	—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 2.31% (a)(b)	—	255,630	240,370	—		—	15,260	15,260	286	*	—
JPMorgan U.S. Government Money Market Fund Class Institutional Shares (a)	80,883	511,978	592,861	—		—	—	—	1,280		—

Total	$80,883	$1,344,230	$1,243,080	$18		$14	$182,065		$3,099		$—

JUNE 30, 2019	J.P. MORGAN MID CAP/MULTI-CAP FUNDS	57

NOTES TO FINANCIAL STATEMENTS

AS OF JUNE 30, 2019 (continued)

Mid Cap Growth Fund

For the year ended June 30, 2019
Security Description	Value at June 30, 2018	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)		Change in Unrealized Appreciation/ (Depreciation)	Value at June 30, 2019	Shares at June 30, 2019	Dividend Income		Capital Gain Distributions
JPMorgan Prime Money Market Fund Class IM Shares, 2.46% (a)(b)	$—	$343,642	$229,892	$4		$12	$113,766	113,720	$915		$—
JPMorgan Securities Lending Money Market Fund Class Agency SL Shares, 2.52% (a)(b)	—	748,000	580,000	52	*	13	168,065	168,032	2,932	*	—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 2.31% (a)(b)	—	614,171	584,048	—		—	30,123	30,123	744	*	—
JPMorgan U.S. Government Money Market Fund Class Institutional Shares (a)	114,331	712,821	827,152	—		—	—	—	1,803		—

Total	$114,331	$2,418,634	$2,221,092	$56		$25	$311,954		$6,394		$—

Mid Cap Value Fund

For the year ended June 30, 2019
Security Description	Value at June 30, 2018	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)		Change in Unrealized Appreciation/ (Depreciation)	Value at June 30, 2019	Shares at June 30, 2019	Dividend Income		Capital Gain Distributions
JPMorgan Prime Money Market Fund Class IM Shares, 2.46% (a)(b)	$—	$1,098,535	$383,315	$—	(c)	$69	$715,289	715,003	$3,158		$—
JPMorgan Securities Lending Money Market Fund Class Agency SL Shares, 2.52% (a)(b)	—	1,171,000	875,000	35	*	25	296,060	296,001	3,261	*	—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 2.31% (a)(b)	—	848,122	789,346	—		—	58,776	58,776	823	*	—
JPMorgan U.S. Government Money Market Fund Class Institutional Shares (a)	511,256	1,669,123	2,180,379	—		—	—	—	8,348		—

Total	$511,256	$4,786,780	$4,228,040	$35		$94	$1,070,125		$15,590		$—

Value Advantage Fund

For the year ended June 30, 2019
Security Description	Value at June 30, 2018	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)		Change in Unrealized Appreciation/ (Depreciation)	Value at June 30, 2019	Shares at June 30, 2019	Dividend Income		Capital Gain Distributions
JPMorgan Prime Money Market Fund Class IM Shares, 2.46% (a)(b)	$—	$666,854	$485,002	$2		$16	$181,870	181,797	$1,673		$—
JPMorgan Securities Lending Money Market Fund Class Agency SL Shares, 2.52% (a)(b)	—	659,000	444,000	24	*	17	215,041	214,997	1,963	*	—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 2.31% (a)(b)	—	605,207	562,412	—		—	42,795	42,795	518	*	—
JPMorgan U.S. Government Money Market Fund Class Institutional Shares (a)	253,654	1,499,558	1,753,212	—		—	—	—	4,118		—

Total	$253,654	$3,430,619	$3,244,626	$26		$33	$439,706		$8,272		$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.

58	J.P. MORGAN MID CAP/MULTI-CAP FUNDS	JUNE 30, 2019

(b)	The rate shown is the current yield as of June 30, 2019.
(c)	Amount rounds to less than one thousand.
*	Amount is included on the Statements of Operations as Income from securities lending (net) (after payments of rebates and Citibank’s fee).

D. Security Transactions and Investment Income — Investment transactions are accounted for on the trade date (the date the order to buy or sell is executed). Securities gains and losses are calculated on a specifically identified cost basis. Interest income is determined on the basis of coupon interest accrued using the effective interest method which adjusts for amortization of premiums and accretion of discounts. Dividend income, net of foreign taxes withheld, if any, and dividend expense on securities sold short, are recorded on the ex-dividend date or when a Fund first learns of the dividend.

To the extent such information is publicly available, the Funds record distributions received in excess of income earned from underlying investments as a reduction of cost of investments and/or realized gain. Such amounts are based on estimates if actual amounts are not available and actual amounts of income, realized gain and return of capital may differ from the estimated amounts. The Funds adjust the estimated amounts of the components of distributions (and consequently their net investment income) as necessary once the issuers provide information about the actual composition of the distributions.

E. Allocation of Income and Expenses — Expenses directly attributable to a fund are charged directly to that fund, while the expenses attributable to more than one fund of the Trusts are allocated among the respective funds. In calculating the NAV of each class, investment income, realized and unrealized gains and losses and expenses, other than class-specific expenses, are allocated daily to each class of shares based upon the proportion of net assets of each class at the beginning of each day.

Transfer agency fees are class-specific expenses. The amount of the transfer agency fees charged to each share class of the Funds for the year ended June 30, 2019 are as follows (amounts in thousands):

	Class A	Class C	Class I	Class L	Class R2		Class R3		Class R4		Class R5		Class R6	Total
Growth Advantage Fund
Transfer agency fees	$109	$45	$39	n/a	$—	(a)	$1		$—	(a)	$4		$49	$247
Mid Cap Equity Fund
Transfer agency fees	27	1	7	n/a	—	(a)	n/a		n/a		—	(a)	18	53
Mid Cap Growth Fund
Transfer agency fees	264	5	28	n/a	23		2		1		6		64	393
Mid Cap Value Fund
Transfer agency fees	106	6	37	$631	8		7		1		—	(a)	41	837
Value Advantage Fund
Transfer agency fees	76	37	35	56	—	(a)	—	(a)	—	(a)	—	(a)	32	236

(a)	Amount rounds to less than one thousand.

F. Federal Income Taxes — Each Fund is treated as a separate taxable entity for Federal income tax purposes. Each Fund’s policy is to comply with the provisions of the Internal Revenue Code (the “Code”), applicable to regulated investment companies and to distribute to shareholders all of its distributable net investment income and net realized capital gains on investments. Accordingly, no provision for Federal income tax is necessary. Management has reviewed the Funds’ tax positions for all open tax years and has determined that as of June 30, 2019, no liability for Federal income tax is required in the Funds’ financial statements for net unrecognized tax benefits. However, management’s conclusions may be subject to future review based on changes in, or the interpretation of, the accounting standards or tax laws and regulations. Each of the Funds’ Federal tax returns for the prior three fiscal years remains subject to examination by the Internal Revenue Service.

G. Distributions to Shareholders — Distributions from net investment income, if any, are generally declared and paid at least annually. Distributions are declared separately for each class of each Fund. No class has preferential dividend rights; differences in per share rates are due to differences in separate class expenses. Net realized capital gains, if any, are distributed by each Fund at least annually. The amount of distributions from net investment income and net realized capital gains is determined in accordance with Federal income tax regulations, which may differ from GAAP. To the extent these “book/tax” differences are permanent in nature (i.e., that they result from other than timing of recognition — “temporary differences”), such amounts are reclassified within the capital accounts based on their Federal tax-basis treatment.

JUNE 30, 2019	J.P. MORGAN MID CAP/MULTI-CAP FUNDS	59

NOTES TO FINANCIAL STATEMENTS

AS OF JUNE 30, 2019 (continued)

The following amounts were reclassified within the capital accounts (amounts in thousands):

	Paid-in-Capital	Accumulated undistributed (distributions in excess of) net investment income	Accumulated net realized gains (losses)
Growth Advantage Fund	$(20,213)	$20,213	$—
Mid Cap Equity Fund	1	(27)	26
Mid Cap Growth Fund	(13,068)	13,028	40
Mid Cap Value Fund	— (a)	2,738	(2,738)
Value Advantage Fund	—	(2,030)	2,030

(a)	Amount rounds to less than one thousand.

The reclassifications for the Funds relate primarily to net operating losses and non-taxable dividends.

3. Fees and Other Transactions with Affiliates

A. Investment Advisory Fee — Pursuant to Investment Advisory Agreements, the Adviser supervises the investments of each Fund and for such services is paid a fee. The fee is accrued daily and paid monthly based on each Fund’s respective average daily net assets. The annual rate for each Fund is as follows:

Growth Advantage Fund	0.65	%(1)
Mid Cap Equity Fund	0.65
Mid Cap Growth Fund	0.65
Mid Cap Value Fund	0.65
Value Advantage Fund	0.65	(1)

(1)	Effective August 1, 2019, the annual rate for Growth Advantage Fund and Value Advantage Fund will change from 0.65% to 0.55%.

The Adviser waived Investment Advisory fees and/or reimbursed expenses as outlined in Note 3.F.

B. Administration Fee — Pursuant to Administration Agreements, the Administrator provides certain administration services to the Funds. In consideration of these services, effective January 1, 2019, the Administrator receives a fee accrued daily and paid monthly at an annual rate of 0.075% of the first $10 billion of each Fund’s respective average daily net assets, plus 0.050% of each Fund’s respective average daily net assets between $10 billion and $20 billion, plus 0.025% of each Fund’s respective average daily net assets between $20 billion and $25 billion, plus 0.01% of each Fund’s respective average daily net assets in excess of $25 billion. Prior to January 1, 2019, the Administrator received a fee accrued daily and paid monthly at an annual rate of 0.15% of the first $25 billion of the average daily net assets of all funds in the J.P. Morgan Funds Complex covered by the Administration Agreement (excluding certain funds of funds and money market funds) and 0.075% of the average daily net assets in excess of $25 billion of all such funds. For the year ended June 30, 2019, the effective rate for Growth Advantage Fund, Mid Cap Equity Fund, Mid Cap Growth Fund, Mid Cap Value Fund and Value Advantage Fund was 0.08%, 0.08%, 0.08%, 0.07% and 0.08%, respectively, of each Fund’s average daily net assets, notwithstanding any fee waivers and/or expense reimbursements.

The Administrator waived Administration fees as outlined in Note 3.F.

JPMorgan Chase Bank, N.A. (“JPMCB”), a wholly-owned subsidiary of JPMorgan, serves as the Funds’ sub-administrator (the “Sub-administrator”). For its services as Sub-administrator, JPMCB receives a portion of the fees payable to the Administrator.

C. Distribution Fees — Pursuant to a Distribution Agreement, JPMorgan Distribution Services, Inc. (“JPMDS”), an indirect, wholly-owned subsidiary of JPMorgan, serves as the Trusts’ principal underwriter and promotes and arranges for the sale of each Fund’s shares.

The Boards have adopted a Distribution Plan (the “Distribution Plan”) for Class A, Class C, Class R2 and Class R3 Shares of the Funds, as applicable, in accordance with Rule 12b-1 under the 1940 Act. Class I, Class L, Class R4, Class R5 and Class R6 Shares do not charge a distribution fee. The Distribution Plan provides that each Fund shall pay distribution fees, including payments to JPMDS, at annual rates of the average daily net assets as shown in the table below:

	Class A	Class C	Class R2	Class R3
Growth Advantage Fund	0.25%	0.75%	0.50%	0.25%
Mid Cap Equity Fund	0.25	0.75	0.50	n/a
Mid Cap Growth Fund	0.25	0.75	0.50	0.25
Mid Cap Value Fund	0.25	0.75	0.50	0.25
Value Advantage Fund	0.25	0.75	0.50	0.25

60	J.P. MORGAN MID CAP/MULTI-CAP FUNDS	JUNE 30, 2019

In addition, JPMDS is entitled to receive the front-end sales charges from purchases of Class A Shares and the CDSC from redemptions of Class C Shares and certain Class A Shares for which front-end sales charges have been waived. For the year ended June 30, 2019, JPMDS retained the following (amounts in thousands):

	Front-End Sales Charge	CDSC
Growth Advantage Fund	$490	$11
Mid Cap Equity Fund	134	—
Mid Cap Growth Fund	95	—	(a)
Mid Cap Value Fund	62	—	(a)
Value Advantage Fund	172	15

(a)	Amount rounds to less than one thousand.

D. Service Fees — The Trusts, on behalf of the Funds, have entered into a Shareholder Servicing Agreement with JPMDS under which JPMDS provides certain support services to the shareholders. For performing these services, JPMDS receives a fee, except for Class R6 Shares which do not charge a service fee, that is accrued daily and paid monthly equal to a percentage of the average daily net assets as shown in the table below:

	Class A	Class C	Class I	Class L	Class R2	Class R3	Class R4	Class R5
Growth Advantage Fund	0.25%	0.25%	0.25%	n/a	0.25%	0.25%	0.25%	0.10%
Mid Cap Equity Fund	0.25	0.25	0.25	n/a	0.25	n/a	n/a	0.10
Mid Cap Growth Fund	0.25	0.25	0.25	n/a	0.25	0.25	0.25	0.10
Mid Cap Value Fund	0.25	0.25	0.25	0.10%	0.25	0.25	0.25	0.10
Value Advantage Fund	0.25	0.25	0.25	0.10	0.25	0.25	0.25	0.10

JPMDS has entered into shareholder services contracts with affiliated and unaffiliated financial intermediaries who provide shareholder services and other related services to their clients or customers who invest in the Funds under which JPMDS will pay all or a portion of such fees earned to financial intermediaries for performing such services.

JPMDS waived service fees as outlined in Note 3.F.

E. Custodian and Accounting Fees — JPMCB provides portfolio custody and accounting services to the Funds. For performing these services, the Funds pay JPMCB transaction and asset-based fees that vary according to the number of transactions and positions, plus out-of-pocket expenses. The amounts paid directly to JPMCB by the Funds for custody and accounting services are included in Custodian and accounting fees on the Statements of Operations.

Interest income earned on cash balances at the custodian, if any, is included in Interest income from affiliates on the Statements of Operations.

Interest expense paid to the custodian related to cash overdrafts, if any, is included in Interest expense to affiliates on the Statements of Operations.

F. Waivers and Reimbursements — The Adviser, Administrator and/or JPMDS have contractually agreed to waive fees and/or reimburse the Funds to the extent that total annual operating expenses (excluding acquired fund fees and expenses other than certain money market fund fees as described below, dividend and interest expenses related to short sales, interest, taxes, expenses related to litigation and potential litigation, expenses related to trustee elections and extraordinary expenses) exceed the percentages of the Funds’ respective average daily net assets as shown in the table below:

	Class A	Class C	Class I	Class L	Class R2	Class R3	Class R4	Class R5	Class R6
Growth Advantage Fund	1.14%	1.64%	0.89%	n/a	1.39%	1.14%	0.89%	0.74%	0.64%
Mid Cap Equity Fund	1.14	1.64	0.89	n/a	1.39	n/a	n/a	0.74	0.64
Mid Cap Growth Fund	1.24	1.74	0.93	n/a	1.49	1.24	0.99	0.79	0.74
Mid Cap Value Fund	1.24	1.75	0.99	0.75%	1.50	1.25	1.00	0.85	0.73	(1)
Value Advantage Fund	1.14	1.64	0.89	0.75	1.39	1.14	0.89	0.74	0.64

(1)	Prior to November 1, 2018, the contractual expense limitation was 0.75% for Class R6 Shares.

Except as noted above, the expense limitation agreements were in effect for the year ended June 30, 2019 and the contractual expense limitation percentages in the table above are in place until at least October 31, 2019.

JUNE 30, 2019	J.P. MORGAN MID CAP/MULTI-CAP FUNDS	61

NOTES TO FINANCIAL STATEMENTS

AS OF JUNE 30, 2019 (continued)

For the year ended June 30, 2019, the Funds’ service providers waived fees and/or reimbursed expenses for each of the Funds as follows (amounts in thousands). None of these parties expect the Funds to repay any such waived fees and/or reimbursed expenses in future years.

	Contractual Waivers
	Investment Advisory Fees	Administration Fees	Service Fees	Total	Contractual Reimbursements
Growth Advantage Fund	$5,680	$3,786	$182	$9,648	$34
Mid Cap Equity Fund	1,816	1,211	31	3,058	6
Mid Cap Growth Fund	241	156	1,104	1,501	29
Mid Cap Value Fund	470	302	9,537	10,309	121
Value Advantage Fund	6,758	4,506	147	11,411	33

Additionally, the Funds may invest in one or more money market funds advised by the Adviser or its affiliates (affiliated money market funds). The Adviser, Administrator and/or JPMDS, as shareholder servicing agent, have contractually agreed to waive fees and/or reimburse expenses in an amount sufficient to offset the respective net fees each collects from the affiliated money market fund on the applicable Fund’s investment in such affiliated money market fund, except for investments of securities lending cash collateral.

The amount of waivers resulting from investments in these money market funds for the year ended June 30, 2019 was as follows (amounts in thousands):

Growth Advantage Fund	$418
Mid Cap Equity Fund	162
Mid Cap Growth Fund	239
Mid Cap Value Fund	1,047
Value Advantage Fund	541

G. Other — Certain officers of the Trusts are affiliated with the Adviser, the Administrator and JPMDS. Such officers, with the exception of the Chief Compliance Officer, receive no compensation from the Funds for serving in their respective roles.

The Boards designated and appointed a Chief Compliance Officer to the Funds pursuant to Rule 38a-1 under the 1940 Act. Each Fund, along with affiliated funds, makes reimbursement payments, on a pro-rata basis, to the Administrator for a portion of the fees associated with the office of the Chief Compliance Officer. Such fees are included in Trustees’ and Chief Compliance Officer’s fees on the Statements of Operations.

The Trusts adopted a Trustee Deferred Compensation Plan (the “Plan”) which allows the Independent Trustees to defer the receipt of all or a portion of compensation related to performance of their duties as Trustees. The deferred fees are invested in various J.P. Morgan Funds until distribution in accordance with the Plan.

During the year ended June 30, 2019, Growth Advantage Fund, Mid Cap Equity Fund, Mid Cap Growth Fund and Mid Cap Value Fund purchased securities from an underwriting syndicate in which the principal underwriter or members of the syndicate were affiliated with the Adviser.

The Securities and Exchange Commission (“SEC”) has granted an exemptive order permitting the Funds to engage in principal transactions with J.P. Morgan Securities, Inc., an affiliated broker, involving taxable money market instruments, subject to certain conditions.

4. Investment Transactions

During the year ended June 30, 2019, purchases and sales of investments (excluding short-term investments and transfers in-kind) were as follows (amounts in thousands):

	Purchases (excluding U.S. Government)	Sales (excluding U.S. Government)
Growth Advantage Fund	$3,488,334	$3,511,207
Mid Cap Equity Fund	895,425	1,080,696
Mid Cap Growth Fund	2,243,066	2,178,280
Mid Cap Value Fund	1,848,321	3,557,417
Value Advantage Fund	1,603,885	2,614,166

During the year ended June 30, 2019, there were no purchases or sales of U.S. Government securities.

62	J.P. MORGAN MID CAP/MULTI-CAP FUNDS	JUNE 30, 2019

5. Federal Income Tax Matters

For Federal income tax purposes, the estimated cost and unrealized appreciation (depreciation) in value of investments held at June 30, 2019 were as follows (amounts in thousands):

	Aggregate Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Growth Advantage Fund	$5,834,131	$3,855,079	$50,000	$3,805,079
Mid Cap Equity Fund	1,988,448	930,585	34,959	895,626
Mid Cap Growth Fund	3,453,707	1,348,778	32,352	1,316,426
Mid Cap Value Fund	11,274,461	6,358,825	305,849	6,052,976
Value Advantage Fund	8,036,261	3,302,709	246,988	3,055,721

For the Funds, the difference between book and tax basis appreciation/(depreciation) on investments is primarily attributed to wash sale loss deferrals.

The tax character of distributions paid during the year ended June 30, 2019 was as follows (amounts in thousands):

	Ordinary Income*	Net Long-Term Capital Gains	Total Distributions Paid
Growth Advantage Fund	$35,076	$663,086	$698,162
Mid Cap Equity Fund	43,984	241,956	285,940
Mid Cap Growth Fund	24,869	226,941	251,810
Mid Cap Value Fund	264,620	935,839	1,200,459
Value Advantage Fund	234,470	474,480	708,950

*	Short-term gain distributions are treated as ordinary income for income tax purposes.

The tax character of distributions paid during the year ended June 30, 2018 was as follows (amounts in thousands):

	Ordinary Income*	Net Long-Term Capital Gains	Total Distributions Paid
Growth Advantage Fund	$10,634	$309,808	$320,442
Mid Cap Equity Fund	46,277	124,037	170,314
Mid Cap Growth Fund	—	219,496	219,496
Mid Cap Value Fund	175,864	320,197	496,061
Value Advantage Fund	136,339	117,237	253,576

*	Short-term gain distributions are treated as ordinary income for income tax purposes.

As of June 30, 2019, the estimated components of net assets (excluding paid-in-capital) on a tax basis were as follows (amounts in thousands):

	Current Distributable Ordinary Income	Current Distributable Long-Term Capital Gain or (Tax Basis Capital Loss Carryover)	Unrealized Appreciation (Depreciation)
Growth Advantage Fund	$—	$391,803	$3,805,079
Mid Cap Equity Fund	8,119	147,310	895,626
Mid Cap Growth Fund	—	239,543	1,316,426
Mid Cap Value Fund	97,027	579,406	6,052,976
Value Advantage Fund	87,143	185,795	3,055,721

For the Funds, the cumulative timing differences primarily consist of wash sale loss deferrals, post-October capital loss deferrals and late year ordinary loss deferrals.

JUNE 30, 2019	J.P. MORGAN MID CAP/MULTI-CAP FUNDS	63

NOTES TO FINANCIAL STATEMENTS

AS OF JUNE 30, 2019 (continued)

Late year ordinary losses incurred after December 31 as well as net capital losses incurred after October 31 and within the taxable year are deemed to arise on the first business day of the Funds’ next taxable year. For the year ended June 30, 2019, the following Funds deferred to July 1, 2019 late year ordinary losses and post-October capital losses of (amounts in thousands):

	Net Capital Losses		Late Year Ordinary Loss Deferral
	Short-Term	Long-Term
Growth Advantage Fund	$32,062	$—	$150
Mid Cap Equity Fund	1,839	—	—
Mid Cap Growth Fund	23,877	—	3,796
Mid Cap Value Fund	15,200	—	—
Value Advantage Fund	5,503	—	—

6. Borrowings

The Funds rely upon an exemptive order granted by the SEC (the “Order”) permitting the establishment and operation of an Interfund Lending Facility (the “Facility”). The Facility allows the Funds to directly lend and borrow money to or from any other fund relying upon the Order at rates beneficial to both the borrowing and lending funds. Advances under the Facility are taken primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to each Fund’s borrowing restrictions. The Interfund loan rate is determined, as specified in the Order, by averaging the current repurchase agreement rate and the current bank loan rate. The Order was granted to JPM II and may be relied upon by the Funds because the Funds and the series of JPM II are all investment companies in the same “group of investment companies” (as defined in Section 12(d)(1)(G) of the 1940 Act).

The Trusts and JPMCB have entered into a financing arrangement. Under this arrangement, JPMCB provides an unsecured, uncommitted credit facility in the aggregate amount of $100 million to certain of the J.P. Morgan Funds, including the Funds. Advances under the arrangement are taken primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to each Fund’s borrowing restrictions. Interest on borrowings is payable at a rate determined by JPMCB at the time of borrowing. This agreement has been extended until November 4, 2019.

The Funds had no borrowings outstanding from another fund or from the unsecured, uncommitted credit facility at June 30, 2019. Average borrowings from the Facility during the year ended June 30, 2019, were as follows (amounts in thousands, except number of days outstanding):

	Average Borrowings	Average Interest Rate Paid	Number of Days Outstanding	Interest Paid
Mid Cap Equity Fund	$13,588	2.71%	1	$1

The Trusts, along with certain other trusts (“Borrowers”), have entered into a joint syndicated senior unsecured revolving credit facility totaling $1.5 billion (“Credit Facility”) with various lenders and The Bank of New York Mellon, as administrative agent for the lenders. This Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. Under the terms of the Credit Facility, a borrowing fund must have a minimum of $25,000,000 in adjusted net asset value and not exceed certain adjusted net asset coverage ratios prior to and during the time in which any borrowings are outstanding. If a fund does not comply with the aforementioned requirements, the fund must remediate within three business days with respect to the $25,000,000 minimum adjusted net asset value or within one business day with respect to certain asset coverage ratios or the administrative agent at the request of, or with the consent of, the lenders may terminate the Credit Facility and declare any outstanding borrowings to be due and payable immediately.

Interest associated with any borrowing under the Credit Facility is charged to the borrowing fund at a rate of interest equal to 1.00% plus the greater of the federal funds effective rate or one month LIBOR. The annual commitment fee to maintain the Credit Facility is 0.15% and is incurred on the unused portion of the Credit Facility and is allocated to all participating funds pro rata based on their respective net assets. Effective August 13, 2019, this agreement has been amended and restated for a term of 364 days, unless extended.

The Funds had no borrowings outstanding from the Credit Facility at June 30, 2019. Average borrowings from the Credit Facility for, or at any time during the year ended June 30, 2019 were as follows (amounts in thousands):

	Average Borrowings	Average Interest Rate Paid	Number of Days Outstanding	Interest Paid
Growth Advantage Fund	$10,500	3.38%	1	$1
Value Advantage Fund	27,500	3.38	1	3

7. Risks, Concentrations and Indemnifications

In the normal course of business, the Funds enter into contracts that contain a variety of representations which provide general indemnifications. Each Fund’s maximum exposure under these arrangements is unknown. The amount of exposure would depend on future claims that may be brought against each Fund. However, based on experience, the Funds expect the risk of loss to be remote.

64	J.P. MORGAN MID CAP/MULTI-CAP FUNDS	JUNE 30, 2019

As of June 30, 2019, the Funds had individual shareholder and/or omnibus accounts which owned more than 10% of the respective Fund’s outstanding shares as follows:

	Number of individual shareholder and/or Affiliated Omnibus Accounts	% of the Fund	Number of individual shareholder and/or Non-Affiliated Omnibus Accounts	% of the Fund
Growth Advantage Fund	1	12.1%	1	16.6%
Mid Cap Equity Fund	—	—	1	26.9
Mid Cap Value Fund	—	—	2	32.9
Value Advantage Fund	—	—	3	34.2

As of June 30, 2019, the JPMorgan SmartRetirement Funds, which are affiliated funds of funds, owned in the aggregate, shares representing more than 10% of the net assets of the following Funds:

JPMorgan SmartRetirement Funds
Growth Advantage Fund	25.8%
Mid Cap Equity Fund	45.4
Value Advantage Fund	21.3

Significant shareholder transactions by these shareholders may impact the Funds’ performance.

8. New Accounting Pronouncements

In August 2018, the Financial Accounting Standards Board (“FASB”) issued Accounting Standard Update (“ASU”) 2018-13 (“ASU 2018-13”) Fair Value Measurement (Topic 820): Disclosure Framework — Changes to the Disclosure Requirements for Fair Value Measurement, which adds, removes, and modifies certain aspects of the fair value disclosure. ASU 2018-13 amendments are the result of a broader disclosure project, FASB Concepts Statement Conceptual Framework for Financial Reporting — Chapter 8: Notes to Financial Statements, to improve the effectiveness of the fair value disclosure requirements. ASU 2018-13 is effective for the fiscal years, and interim periods within those fiscal years, beginning after December 15, 2019; early adoption is permitted. Management has evaluated the implications of these changes and the amendments are included in the financial statements, which had no effect to the Funds’ net assets or results of operation.

In August 2018, the SEC adopted the Disclosure Update and Simplification Rule (the “Rule”). The Rule is part of the SEC’s overall project to improve disclosure effectiveness by amending certain disclosure requirements that have become redundant, duplicative, overlapping, outdated, or superseded in light of other SEC disclosure requirements, U.S. GAAP, or changes in the information environment. The amendments are intended to facilitate the disclosure of information to investors and simplify compliance without significantly altering the total mix of information provided to investors. Management has evaluated the implications of these changes and the amendments are included in the financial statements, which had no effect on the Funds’ net assets or results of operation.

JUNE 30, 2019	J.P. MORGAN MID CAP/MULTI-CAP FUNDS	65

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees of J.P. Morgan Mutual Fund Investment Trust, J.P. Morgan Fleming Mutual Fund Group, Inc., JPMorgan Trust I and JPMorgan Trust II and Shareholders of JPMorgan Growth Advantage Fund, JPMorgan Mid Cap Equity Fund, JPMorgan Mid Cap Growth Fund, JPMorgan Mid Cap Value Fund and JPMorgan Value Advantage Fund

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the schedules of portfolio investments, of JPMorgan Growth Advantage Fund (constituting J.P. Morgan Mutual Fund Investment Trust), JPMorgan Mid Cap Value Fund (constituting J.P. Morgan Fleming Mutual Fund Group, Inc.), JPMorgan Mid Cap Equity Fund and JPMorgan Value Advantage Fund (two of the funds constituting JPMorgan Trust I) and JPMorgan Mid Cap Growth Fund (one of the funds constituting JPMorgan Trust II) (hereafter collectively referred to as the “Funds”) as of June 30, 2019, the related statements of operations for the year ended June 30, 2019, the statements of changes in net assets for each of the two years in the period ended June 30, 2019, including the related notes, and the financial highlights for each of the periods indicated therein (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of June 30, 2019, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended June 30, 2019 and each of the financial highlights for each of the periods indicated therein in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinions

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of June 30, 2019 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.

/s/PricewaterhouseCoopers LLP

New York, New York

August 23, 2019

We have served as the auditor of one or more investment companies in the JPMorgan Funds complex since 1993.

66	J.P. MORGAN MID CAP/MULTI-CAP FUNDS	JUNE 30, 2019

TRUSTEES

(Unaudited)

The Funds’ Statement of Additional Information includes additional information about the Funds’ Trustees and is available, without charge, upon request by calling 1-800-480-4111 or on the J.P. Morgan Funds’ website at www.jpmorganfunds.com.

Name (Year of Birth); Positions With the Funds (1)	Principal Occupation During Past 5 Years	Number of Funds in Fund Complex Overseen by Trustee (2)	Other Directorships Held During the Past 5 Years
Independent Trustees

John F. Finn (1947); Trustee of Trusts since 2005; Trustee of heritage One Group Mutual Funds since 1998.	Chairman and Chief Executive Officer, Gardner, Inc. (supply chain management company serving industrial and consumer markets) (serving in various roles 1974-present).	134	Director, Greif, Inc. (GEF) (industrial package products and services) (2007-present); Trustee, Columbus Association for the Performing Arts (1988-present); Director, Cardinal Health, Inc. (CAH) (1994-2014).

Stephen P. Fisher (1959); Trustee of Trusts since 2018.	Retired; Chairman and Chief Executive Officer, NYLIFE Distributors LLC (registered broker-dealer) (serving in various roles 2008-2013); Chairman, NYLIM Service Company LLC (transfer agent) (2008-2017); New York Life Investment Management LLC (registered investment adviser) (serving in various roles 2005-2017); Chairman, IndexIQ Advisors LLC (registered investment adviser for ETFs) (2014-2017); President, MainStay VP Funds Trust (2007-2017), MainStay DefinedTerm Municipal Opportunities Fund (2011-2017) and MainStay Funds Trust (2007-2017) (registered investment companies).	134	Advisory Board Member, Scholarship Committee Member and Investment Committee Member, The First Tee of Plainfield (non-profit youth sports organization that provides need-based scholarships) (2014-present); Honors Program Advisory Board Member, The Zicklin School of Business, Baruch College, The City University of New York (2017-present).

Kathleen M. Gallagher (1958); Trustee of the Trusts since 2018.	Retired; Chief Investment Officer — Benefit Plans, Ford Motor Company (serving in various roles 1985-2016).	134	Non-Executive Director, Legal & General Investment Management (Holdings) (2018-present); Non-Executive Director, Legal & General Investment Management America (financial services and insurance) (2017-present); Advisory Board Member, OCIO Board of State Street Global Advisors (2017-present); Member, Client Advisory Council, Financial Engines, LLC (registered investment adviser) (2011-2016); Director, Ford Pension Funds Investment Management Ltd. (2007-2016).

Dr. Matthew Goldstein (1941); Chairman since 2013; Trustee of Trusts since 2005; Trustee of heritage J.P. Morgan Funds since 2003.	Chancellor Emeritus, City University of New York (2015-present); Professor, City University of New York (2013-present); Chancellor, City University of New York (1999-2013); President, Adelphi University (New York) (1998-1999).	134	Trustee, Museum of Jewish Heritage (2011-present); Trustee, National Museum of Mathematics (present); Chair, Association of College and University Administrators (present).

Dennis P. Harrington* (1950); Trustee of Trusts since 2017.	Retired; Partner, Deloitte LLP (accounting firm) (serving in various roles 1984-2012).	134	None

Frankie D. Hughes (1952); Trustee of Trusts since 2008.	President, Ashland Hughes Properties (property management) (2014-present); President and Chief Investment Officer, Hughes Capital Management, Inc. (fixed income asset management) (1993-2014).	134	None

JUNE 30, 2019	J.P. MORGAN MID CAP/MULTI-CAP FUNDS	67

TRUSTEES

(Unaudited) (continued)

Name (Year of Birth); Positions With the Funds (1)	Principal Occupation During Past 5 Years	Number of Funds in Fund Complex Overseen by Trustee (2)	Other Directorships Held During the Past 5 Years
Independent Trustees (continued)

Raymond Kanner** (1953); Trustee of Trusts since 2017.	Retired; Managing Director & Chief Investment Officer, IBM Retirement Funds (2007-2016).	134	Advisory Board Member, Los Angeles Capital (2018-present); Advisory Board Member, State Street Global Advisors OCIO Board (2017-present); Acting Executive Director, Committee on Investment of Employee Benefit Assets (CIEBA) (2016-2017); Advisory Board Member, Betterment for Business (robo advisor) (2016-2017); Advisory Board Member, Blue Star Indexes (index creator) (2013-2017); Director, Emerging Markets Growth Fund (registered investment company) (1997-2016); Member, Russell Index Client Advisory Board (2001-2015).

Peter C. Marshall (1942); Trustee of Trusts since 2005; Trustee of heritage One Group Mutual Funds since 1985.	Self-employed business consultant (2002-present).	134	None

Mary E. Martinez (1960); Trustee of Trusts since 2013.	Associate, Special Properties, a Christie’s International Real Estate Affiliate (2010-present); Managing Director, Bank of America (Asset Management) (2007-2008); Chief Operating Officer, U.S. Trust Asset Management, U.S. Trust Company (asset management) (2003-2007); President, Excelsior Funds (registered investment companies) (2004-2005).	134	None

Marilyn McCoy (1948); Trustee of Trusts since 2005; Trustee of heritage One Group Mutual Funds since 1999.	Vice President of Administration and Planning, Northwestern University (1985-present).	134	None

Mitchell M. Merin (1953); Trustee of Trusts since 2013.	Retired; President and Chief Operating Officer, Morgan Stanley Investment Management, Member Morgan Stanley & Co. Management Committee (serving in various roles 1981-2006).	134	Director, Sun Life Financial (SLF) (financial services and insurance) (2007-2013).

Dr. Robert A. Oden, Jr. (1946); Trustee of Trusts since 2005; Trustee of heritage One Group Mutual Funds since 1997.	Retired; President, Carleton College (2002-2010); President, Kenyon College (1995-2002).	134	Trustee, Trout Unlimited (2017-present); Trustee, American Museum of Fly Fishing (2013-present); Vice Chair, Dartmouth-Hitchcock Medical Center (2011-present); Trustee, American University in Cairo (1999-2014).

Marian U. Pardo*** (1946); Trustee of Trusts since 2013.	Managing Director and Founder, Virtual Capital Management LLC (investment consulting) (2007-present); Managing Director, Credit Suisse Asset Management (portfolio manager) (2003-2006).	134	President and Member, Board of Governors, Columbus Citizens Foundation (not-for-profit supporting philanthropic and cultural programs) (2006-present).

68	J.P. MORGAN MID CAP/MULTI-CAP FUNDS	JUNE 30, 2019

(1)	The Trustees serve for an indefinite term, subject to the Trusts’ current retirement policy, which is age 78 for all Trustees.

(2)

A Fund Complex means two or more registered investment companies that hold themselves out to investors as related companies for purposes of investment and investor services or have a common investment adviser or have an investment adviser that is an affiliated person of the investment adviser of any of the other registered investment companies. The J.P. Morgan Funds Complex for which the Boards of Trustees serve currently includes eleven registered investment companies (134 funds).

*

Two family members of Mr. Harrington are partner and managing director, respectively, of the Funds’ independent registered public accounting firm. Such firm has represented to the Boards that those family members are not involved in the audit of the Funds’ financial statements and do not provide other services to the Funds. The Boards have concluded that such association does not interfere with Mr. Harrington’s exercise of independent judgment as an Independent Trustee.

**

A family member of Mr. Kanner is employed by JPMorgan Chase Bank, which is affiliated with JPMIM and JPMDS. In that capacity, this employee provides services to various JPMorgan affiliates including JPMIM and JPMDS and for which JPMIM and JPMDS bear some portion of the expense thereof.

***

In connection with prior employment with JPMorgan Chase, Ms. Pardo was the recipient of non-qualified pension plan payments from JPMorgan Chase in the amount of approximately $2,055 per month, which she irrevocably waived effective January 1, 2013, and deferred compensation payments from JPMorgan Chase in the amount of approximately $7,294 per year, which ended in January 2013. In addition, Ms. Pardo receives payments from a fully-funded qualified plan, which is not an obligation of JPMorgan Chase.

The contact address for each of the Trustees is 277 Park Avenue, New York, NY 10172.

JUNE 30, 2019	J.P. MORGAN MID CAP/MULTI-CAP FUNDS	69

OFFICERS

(Unaudited)

Name (Year of Birth), Positions Held with the Trusts (Since)	Principal Occupations During Past 5 Years

Brian S. Shlissel (1964), President and Principal Executive Officer (2016)	Managing Director and Chief Administrative Officer for J.P. Morgan pooled vehicles, J.P. Morgan Investment Management Inc. (formerly JPMorgan Funds Management, Inc.) (from 2014 to present); Managing Director and Head of Mutual Fund Services, Allianz Global Investors; President and Chief Executive Officer, Allianz Global Investors Mutual Funds and PIMCO Closed-End Funds (from 1999 to 2014).

Timothy J. Clemens (1975), Treasurer and Principal Financial Officer (2018)*	Executive Director, J.P. Morgan Investment Management Inc. (formerly JPMorgan Funds Management, Inc.) since February 2016; Vice President, JPMorgan Funds Management, Inc. from October 2013 to January 2016.

Gregory S. Samuels (1980), Secretary (2019)* (formerly Assistant Secretary since 2010)	Executive Director and Assistant General Counsel, JPMorgan Chase since 2014; formerly Vice President and Assistant General Counsel, JPMorgan Chase from 2010 to February 2014.

Stephen M. Ungerman (1953), Chief Compliance Officer (2005)	Managing Director, JPMorgan Chase & Co.; Mr. Ungerman has been with JPMorgan Chase & Co. since 2000.

Elizabeth A. Davin (1964), Assistant Secretary (2005)**	Executive Director and Assistant General Counsel, JPMorgan Chase since February 2012; formerly Vice President and Assistant General Counsel, JPMorgan Chase from 2005 to February 2012; Senior Counsel, JPMorgan Chase (formerly Bank One Corporation) from 2004 to 2005.

Jessica K. Ditullio (1962), Assistant Secretary (2005)**	Executive Director and Assistant General Counsel, JPMorgan Chase. Ms. Ditullio has been with JPMorgan Chase (formerly Bank One Corporation) since 1990.

Anthony Geron (1971), Assistant Secretary (2018)*	Vice President and Assistant General Counsel, JPMorgan Chase since September 2018; Lead Director and Counsel, AXA Equitable Life Insurance Company from 2015 to 2018 and Senior Director and Counsel, AXA Equitable Life Insurance Company from 2014 to 2015; Associate, Willkie Farr & Gallagher (law firm) from 2007 to 2014.

Carmine Lekstutis (1980), Assistant Secretary (2011)*	Executive Director and Assistant General Counsel, JPMorgan Chase since February 2015; formerly Vice President and Assistant General Counsel, JPMorgan Chase from 2011 to February 2015.

Keri E. Riemer (1976), Assistant Secretary (2019)*	Executive Director and Assistant General Counsel, JPMorgan Chase since February 2019; Counsel, Seward & Kissel LLP (2016-2019); Associate, Seward & Kissel LLP (2011-2016).

Zachary E. Vonnegut-Gabovitch (1986), Assistant Secretary (2017)*	Vice President and Assistant General Counsel, JPMorgan Chase since September 2016; Associate, Morgan, Lewis & Bockius (law firm) from 2012 to 2016.

Michael M. D’Ambrosio (1969), Assistant Treasurer (2012)	Managing Director, J.P. Morgan Investment Management Inc. (formerly JPMorgan Funds Management, Inc.) since May 2014; formerly Executive Director, JPMorgan Funds Management, Inc. from 2012 to May 2014.

Aleksandr Fleytekh (1972), Assistant Treasurer (2019)*	Vice President, J.P. Morgan Investment Management Inc. (formerly JPMorgan Funds Management, Inc.) since February 2012.

Shannon Gaines (1977), Assistant Treasurer (2018)**	Vice President, J.P. Morgan Investment Management Inc. (formerly JPMorgan Funds Management, Inc.) since January 2014.

Jeffrey D. House (1972), Assistant Treasurer (2017)**	Vice President, J.P. Morgan Investment Management Inc. (formerly JPMorgan Funds Management, Inc.) since July 2006.

Lauren A. Paino (1973), Assistant Treasurer (2014)*	Executive Director, J.P. Morgan Investment Management Inc. (formerly JPMorgan Funds Management, Inc.) since August 2013.

Joseph Parascondola (1963), Assistant Treasurer (2011)*	Vice President, J.P. Morgan Investment Management Inc. (formerly JPMorgan Funds Management, Inc.) since August 2006.

Gillian I. Sands (1969), Assistant Treasurer (2012)*	Vice President, J.P. Morgan Investment Management Inc. (formerly JPMorgan Funds Management, Inc.) since September 2012.

The contact address for each of the officers, unless otherwise noted, is 277 Park Avenue, New York, NY 10172.

*	The contact address for the officer is 4 New York Plaza, New York, NY 10004.

**	The contact address for the officer is 1111 Polaris Parkway, Columbus, OH 43240.

70	J.P. MORGAN MID CAP/MULTI-CAP FUNDS	JUNE 30, 2019

SCHEDULE OF SHAREHOLDER EXPENSES

(Unaudited)

Hypothetical $1,000 Investment

As a shareholder of the Funds, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and (2) ongoing costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these ongoing costs with the ongoing costs of investing in other mutual funds. The examples assume that you had a $1,000 investment in each Class at the beginning of the reporting period, January 1, 2019, and continued to hold your shares at the end of the reporting period, June 30, 2019.

Actual Expenses

For each Class of each Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher. The examples also assume all dividends and distributions have been reinvested.

	Beginning Account Value January 1, 2019	Ending Account Value June 30, 2019	Expenses Paid During the Period*	Annualized Expense Ratio
JPMorgan Growth Advantage Fund
Class A
Actual	$1,000.00	$1,231.20	$6.31	1.14%
Hypothetical	1,000.00	1,019.14	5.71	1.14
Class C
Actual	1,000.00	1,227.90	9.06	1.64
Hypothetical	1,000.00	1,016.66	8.20	1.64
Class I
Actual	1,000.00	1,232.50	4.93	0.89
Hypothetical	1,000.00	1,020.38	4.46	0.89
Class R2
Actual	1,000.00	1,229.90	7.69	1.39
Hypothetical	1,000.00	1,017.90	6.95	1.39
Class R3
Actual	1,000.00	1,231.10	6.31	1.14
Hypothetical	1,000.00	1,019.14	5.71	1.14
Class R4
Actual	1,000.00	1,232.50	4.93	0.89
Hypothetical	1,000.00	1,020.38	4.46	0.89
Class R5
Actual	1,000.00	1,233.20	4.10	0.74
Hypothetical	1,000.00	1,021.12	3.71	0.74
Class R6
Actual	1,000.00	1,234.00	3.55	0.64
Hypothetical	1,000.00	1,021.62	3.21	0.64

JUNE 30, 2019	J.P. MORGAN MID CAP/MULTI-CAP FUNDS	71

SCHEDULE OF SHAREHOLDER EXPENSES

(Unaudited) (continued)

Hypothetical $1,000 Investment

	Beginning Account Value January 1, 2019	Ending Account Value June 30, 2019	Expenses Paid During the Period*	Annualized Expense Ratio
JPMorgan Mid Cap Equity Fund
Class A
Actual	$1,000.00	$1,235.20	$6.26	1.13%
Hypothetical	1,000.00	1,019.19	5.66	1.13
Class C
Actual	1,000.00	1,232.00	9.02	1.63
Hypothetical	1,000.00	1,016.71	8.15	1.63
Class I
Actual	1,000.00	1,236.50	4.88	0.88
Hypothetical	1,000.00	1,020.43	4.41	0.88
Class R2
Actual	1,000.00	1,233.60	7.64	1.38
Hypothetical	1,000.00	1,017.95	6.90	1.38
Class R5
Actual	1,000.00	1,237.50	4.05	0.73
Hypothetical	1,000.00	1,021.17	3.66	0.73
Class R6
Actual	1,000.00	1,238.20	3.50	0.63
Hypothetical	1,000.00	1,021.67	3.16	0.63

JPMorgan Mid Cap Growth Fund
Class A
Actual	1,000.00	1,291.80	6.99	1.23
Hypothetical	1,000.00	1,018.70	6.16	1.23
Class C
Actual	1,000.00	1,288.30	9.82	1.73
Hypothetical	1,000.00	1,016.22	8.65	1.73
Class I
Actual	1,000.00	1,293.70	5.23	0.92
Hypothetical	1,000.00	1,020.23	4.61	0.92
Class R2
Actual	1,000.00	1,290.30	8.40	1.48
Hypothetical	1,000.00	1,017.46	7.40	1.48
Class R3
Actual	1,000.00	1,291.50	6.99	1.23
Hypothetical	1,000.00	1,018.70	6.16	1.23
Class R4
Actual	1,000.00	1,293.00	5.57	0.98
Hypothetical	1,000.00	1,019.93	4.91	0.98
Class R5
Actual	1,000.00	1,294.50	4.44	0.78
Hypothetical	1,000.00	1,020.93	3.91	0.78
Class R6
Actual	1,000.00	1,294.80	4.15	0.73
Hypothetical	1,000.00	1,021.17	3.66	0.73

JPMorgan Mid Cap Value Fund
Class A
Actual	1,000.00	1,179.30	6.65	1.23
Hypothetical	1,000.00	1,018.70	6.16	1.23
Class C
Actual	1,000.00	1,176.20	9.33	1.73
Hypothetical	1,000.00	1,016.22	8.65	1.73
Class I
Actual	1,000.00	1,180.70	5.30	0.98
Hypothetical	1,000.00	1,019.93	4.91	0.98

72	J.P. MORGAN MID CAP/MULTI-CAP FUNDS	JUNE 30, 2019

	Beginning Account Value January 1, 2019	Ending Account Value June 30, 2019	Expenses Paid During the Period*	Annualized Expense Ratio
JPMorgan Mid Cap Value Fund (continued)
Class L
Actual	$1,000.00	$1,182.20	$4.00	0.74%
Hypothetical	1,000.00	1,021.12	3.71	0.74
Class R2
Actual	1,000.00	1,177.90	8.05	1.49
Hypothetical	1,000.00	1,017.41	7.45	1.49
Class R3
Actual	1,000.00	1,179.20	6.70	1.24
Hypothetical	1,000.00	1,018.65	6.21	1.24
Class R4
Actual	1,000.00	1,180.70	5.30	0.98
Hypothetical	1,000.00	1,019.93	4.91	0.98
Class R5
Actual	1,000.00	1,181.50	4.44	0.82
Hypothetical	1,000.00	1,020.73	4.11	0.82
Class R6
Actual	1,000.00	1,182.30	3.95	0.73
Hypothetical	1,000.00	1,021.17	3.66	0.73

JPMorgan Value Advantage Fund
Class A
Actual	1,000.00	1,166.10	6.07	1.13
Hypothetical	1,000.00	1,019.19	5.66	1.13
Class C
Actual	1,000.00	1,163.20	8.74	1.63
Hypothetical	1,000.00	1,016.71	8.15	1.63
Class I
Actual	1,000.00	1,167.60	4.73	0.88
Hypothetical	1,000.00	1,020.43	4.41	0.88
Class L
Actual	1,000.00	1,168.20	3.98	0.74
Hypothetical	1,000.00	1,021.12	3.71	0.74
Class R2
Actual	1,000.00	1,164.60	7.46	1.39
Hypothetical	1,000.00	1,017.90	6.95	1.39
Class R3
Actual	1,000.00	1,166.20	6.07	1.13
Hypothetical	1,000.00	1,019.19	5.66	1.13
Class R4
Actual	1,000.00	1,167.70	4.73	0.88
Hypothetical	1,000.00	1,020.43	4.41	0.88
Class R5
Actual	1,000.00	1,168.30	3.98	0.74
Hypothetical	1,000.00	1,021.12	3.71	0.74
Class R6
Actual	1,000.00	1,169.10	3.44	0.64
Hypothetical	1,000.00	1,021.62	3.21	0.64

*	Expenses are equal to each Class’ respective annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

JUNE 30, 2019	J.P. MORGAN MID CAP/MULTI-CAP FUNDS	73

TAX LETTER

(Unaudited)

Certain tax information for the J.P. Morgan Funds is required to be provided to shareholders based upon the Funds’ income and distributions for the taxable year ended June 30, 2019. The information and distributions reported in this letter may differ from the information and taxable distributions reported to the shareholders for the calendar year ending December 31, 2019. The information necessary to complete your income tax returns for the calendar year ending December 31, 2019 will be provided under separate cover.

Dividends Received Deduction (DRD)

Each Fund listed below had the following percentage, or maximum allowable percentage, of ordinary income distributions eligible for the dividends received deduction for corporate shareholders for the fiscal year ended June 30, 2019:

Dividends Received Deduction
JPMorgan Growth Advantage Fund	100.00%
JPMorgan Mid Cap Equity Fund	76.35
JPMorgan Mid Cap Growth Fund	86.11
JPMorgan Mid Cap Value Fund	100.00
JPMorgan Value Advantage Fund	100.00

Long-Term Capital Gain

Each Fund listed below distributed the following amount, or maximum allowable amount, of long-term capital gain dividends for the fiscal year ended June 30, 2019 (amounts in thousands):

Long-Term Capital Gain Distribution
JPMorgan Growth Advantage Fund	$663,086
JPMorgan Mid Cap Equity Fund	241,956
JPMorgan Mid Cap Growth Fund	226,941
JPMorgan Mid Cap Value Fund	935,839
JPMorgan Value Advantage Fund	474,480

Qualified Dividend Income (QDI)

Each Fund listed below had the following amount, or maximum allowable amount, of ordinary income distributions treated as qualified dividends for the fiscal year ended June 30, 2019 (amounts in thousands):

Qualified Dividend Income
JPMorgan Growth Advantage Fund	$35,076
JPMorgan Mid Cap Equity Fund	34,588
JPMorgan Mid Cap Growth Fund	23,093
JPMorgan Mid Cap Value Fund	264,620
JPMorgan Value Advantage Fund	234,470

74	J.P. MORGAN MID CAP/MULTI-CAP FUNDS	JUNE 30, 2019

Rev. January 2011

FACTS	WHAT DOES J.P. MORGAN FUNDS DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depend on the product or service you have with us. This information can include:

◾  Social Security number and account balances

◾  transaction history and account transactions

◾  checking account information and wire transfer instructions

When you are no longer our customer, we continue to share your information as described in this notice.

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons J.P. Morgan Funds chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does J.P. Morgan Funds share?	Can you limit this sharing?
For our everyday business purposes — such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For marketing purposes — to offer our products and services to you	Yes	No
For joint marketing with other financial companies	No	We don’t share
For our affiliates’ everyday business purposes — information about your transactions and experiences	No	We don’t share
For our affiliates’ everyday business purposes — information about your creditworthiness	No	We don’t share
For nonaffiliates to market to you	No	We don’t share

Questions?	Call 1-800-480-4111 or go to www.jpmorganfunds.com

Who we are
Who is providing this notice?	J.P. Morgan Funds

What we do
How does J.P. Morgan Funds protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings. We authorize our employees to access your information only when they need it to do their work and we require companies that work for us to protect your information.
How does J.P. Morgan Funds collect my personal information?

We collect your personal information, for example, when you:

◾  open an account or provide contact information

◾  give us your account information or pay us by check

◾  make a wire transfer

We also collect your personal information from others, such as credit bureaus, affiliates and other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only

◾  sharing for affiliates’ everyday business purposes – information about your creditworthiness

◾  affiliates from using your information to market to you

◾  sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. ◾ J.P. Morgan Funds does not share with our affiliates.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ◾ J.P. Morgan Funds does not share with nonaffiliates so they can market to you.
Joint Marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ◾ J.P. Morgan Funds doesn’t jointly market.

J.P. Morgan Funds are distributed by JPMorgan Distribution Services, Inc., which is an affiliate of JPMorgan Chase & Co. Affiliates of JPMorgan Chase & Co. receive fees for providing various services to the funds.

Contact JPMorgan Distribution Services, Inc. at 1-800-480-4111 for a fund prospectus. You can also visit us at www.jpmorganfunds.com. Investors should carefully consider the investment objectives and risk as well as charges and expenses of the mutual fund before investing. The prospectus contains this and other information about the mutual fund. Read the prospectus carefully before investing.

Investors may obtain information about the Securities Investor Protection Corporation (SIPC), including the SIPC brochure, by visiting www.sipc.org or by calling SIPC at 202-371-8300.

Each Fund files a complete schedule of its fund holdings for the first and third quarters of its fiscal year with the SEC on Form N-PORT. Prior to March 31, 2019, each Fund filed a complete schedule of its fund holdings for the first and third quarters of its fiscal year with the SEC on Form N-Q. The Funds’ Form N-PORT and Form N-Q are available on the SEC’s website at http://www.sec.gov. Each Fund’s quarterly holdings can be found by visiting the J.P. Morgan Funds’ website at www.jpmorganfunds.com.

A description of each Fund’s policies and procedures with respect to the disclosure of each Fund’s holdings is available in the prospectuses and Statement of Additional Information.

A copy of proxy policies and procedures is available without charge upon request by calling 1-800-480-4111 and on the Funds’ website at www.jpmorganfunds.com. A description of such policies and procedures is on the SEC’s website at www.sec.gov. The Trustees have delegated the authority to vote proxies for securities owned by the Funds to the Adviser. A copy of the Funds’ voting record for the most recent 12-month period ended June 30 is available on the SEC’s website at www.sec.gov or at the Funds’ website at www.jpmorganfunds.com no later than August 31 of each year. The Funds’ proxy voting record will include, among other things, a brief description of the matter voted on for each fund security, and will state how each vote was cast, for example, for or against the proposal.

J.P. Morgan Asset Management is the brand name for the asset management business of JPMorgan Chase & Co. and its affiliates worldwide.

© JPMorgan Chase & Co., 2019. All rights reserved. June 2019.	AN-MC-619

ITEM 2. CODE OF ETHICS.

Disclose whether, as of the end of the period covered by the report, the registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. If the registrant has not adopted such a code of ethics, explain why it has not done so.

The registrant must briefly describe the nature of any amendment, during the period covered by the report, to a provision of its code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item. The registrant must file a copy of any such amendment as an exhibit pursuant to Item 13(a)(1), unless the registrant has elected to satisfy paragraph (f) of this Item by positing its code of ethics on its website pursuant to paragraph (f)(2) of this Item, or by undertaking to provide its code of ethics to any person without charge, upon request, pursuant to paragraph (f)(3) of this Item.

If the registrant has, during the period covered by the report, granted a waiver, including an implicit waiver, from a provision of the code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or third party, that relates to one or more items set forth in paragraph (b) of this Item, the registrant must briefly describe the nature of the waiver, the name of the person to whom the waiver was granted, and the date of the waiver.

The Registrant has adopted a code of ethics that applies to the Registrant’s principal executive officer and principal financial officer. There were no amendments to the code of ethics or waivers granted with respect to the code of ethics in the period covered by the report.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

(a) (1) Disclose that the registrant’s board of directors has determined that the registrant either:

(i) Has at least one audit committee financial expert serving on its audit committee; or

(ii) Does not have an audit committee financial expert serving on its audit committee.

The Registrant’s Board of Trustees has determined that the Registrant has at least one audit committee financial expert serving on its audit committee. The Securities and Exchange Commission has stated that the designation or identification of a person as an audit committee financial expert pursuant to this Item 3 of Form N-CSR does not impose on such person any duties, obligations or liabilities that are greater than the duties, obligations and liabilities imposed on such person as a member of the Audit Committee and the Board of Trustees in the absence of such designation or identification.

(2) If the registrant provides the disclosure required by paragraph (a)(1)(i) of this Item, it must disclose the name of the audit committee financial expert and whether that person is “independent.” In order to be considered “independent” for purposes of this Item, a member of an audit committee may not, other than in his or her capacity as a member of the audit committee, the board of directors, or any other board committee:

(i) Accept directly or indirectly any consulting, advisory, or other compensatory fee from the issuer; or

(ii) Be an “interested person” of the investment company as defined in Section 2(a)(19) of the Act (15 U.S.C. 80a-2(a)(19)).

The audit committee financial expert is Dennis P. Harrington. He is not an “interested person” of the Registrant and is also “independent” as defined by the U.S. Securities and Exchange Commission for purposes of audit committee financial expert determinations.

(3) If the registrant provides the disclosure required by paragraph (a)(1)(ii) of this Item, it must explain why it does not have an audit committee financial expert.

Not applicable.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) Disclose, under the caption Audit Fees, the aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.

AUDIT FEES 2019 – $34,799 2018 – $33,413

(b) Disclose, under the caption Audit-Related Fees, the aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

AUDIT-RELATED FEES 2019 – $5,940 2018 – $5,840

Audit-related fees consists of semi-annual financial statement reviews and security count procedures performed as required under Rule 17f-2 of the Investment Company Act of 1940 during the Registrant’s fiscal year.

(c) Disclose, under the caption Tax Fees, the aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

TAX FEES 2019 – $11,380 2018 – $11,091

The tax fees consist of fees billed in connection with preparing the federal regulated investment company income tax returns for the Registrant for the tax years ended June 30, 2019 and 2018, respectively.

For the last fiscal year, no tax fees were required to be approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X.

(d) Disclose, under the caption All Other Fees, the aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

ALL OTHER FEES 2019 – Not applicable 2018 – Not applicable

(e) (1) Disclose the audit committee’s pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

Pursuant to the Registrant’s Audit Committee Charter and written policies and procedures for the pre-approval of audit and non-audit services (the “Pre-approval Policy”), the Audit Committee pre-approves all audit and non-audit services performed by the Registrant’s independent public registered accounting firm for the Registrant. In addition, the Audit Committee pre-approves the auditor’s engagement for non-audit services with the Registrant’s investment adviser (not including a sub-adviser whose role is primarily portfolio management and is sub-contracted or overseen by another investment adviser) and any Service Affiliate in accordance with paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, if the engagement relates directly to the operations and financial reporting of the Registrant. Proposed services may be pre-approved either 1) without consideration of specific case-by-case services or 2) require the specific pre-approval of the Audit Committee. Therefore, initially the Pre-approval Policy listed a number of audit and non-audit services that have been approved by the Audit Committee, or which were not subject to pre-approval under the transition provisions of Sarbanes-Oxley Act of 2002 (the “Pre-approval List”). The Audit Committee annually reviews and pre-approves the services included on the Pre-approval List that may be provided by the independent public registered accounting firm without obtaining additional specific pre-approval of individual services from the Audit Committee. The Audit Committee adds to, or subtracts from, the list of general pre-approved services from time to time, based on subsequent determinations. All other audit and non-audit services not on the Pre-approval List must be specifically pre-approved by the Audit Committee.

One or more members of the Audit Committee may be appointed as the Committee’s delegate for the purposes of considering whether to approve such services. Any pre-approvals granted by the delegate will be reported, for informational purposes only, to the Audit Committee at its next scheduled meeting. The Audit Committee’s responsibilities to pre-approve services performed by the independent public registered accounting firm are not delegated to management.

(2) Disclose the percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

2019 – 0.0%
2018 – 0.0%

(f) If greater than 50 percent, disclose the percentage of hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees.

Not applicable - Less than 50%.

(g) Disclose the aggregate non-audit fees billed by the registrant’s accountant for services rendered to the registrant, and rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant.

The aggregate non-audit fees billed by the independent registered public accounting firm for services rendered to the Registrant, and rendered to Service Affiliates, for the last two calendar year ends were:

2018 - $30.2 million
2017 - $32.0 million

(h) Disclose whether the registrant’s audit committee of the board of directors has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

The Registrant’s Audit Committee has considered whether the provision of the non-audit services that were rendered to Service Affiliates that were not pre-approved (not requiring pre-approval) is compatible with maintaining the independent public registered accounting firm’s independence. All services provided by the independent public registered accounting firm to the Registrant or to Service Affiliates that were required to be pre-approved were pre-approved as required.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

(a) If the registrant is a listed issuer as defined in Rule 10A-3 under the Exchange Act (17CFR 240.10A-3), state whether or not the registrant has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act (15 U.S.C. 78c(a)(58)(A)). If the registrant has such a committee, however designated, identify each committee member. If the entire board of directors is acting as the registrant’s audit committee as specified in Section 3(a)(58)(B) of the Exchange Act (15 U.S.C. 78c(a)(58)(B)), so state.

(b) If applicable, provide the disclosure required by Rule 10A-3(d) under the Exchange Act (17CFR 240.10A-3(d)) regarding an exemption from the listing standards for all audit committees.

Not applicable.

ITEM 6. INVESTMENTS.

File Schedule I – Investments in securities of unaffiliated issuers as of the close of the reporting period as set forth in Section 210.12-12 of Regulation S-X, unless the schedule is included as part of the report to shareholders filed under Item 1 of this Form.

Included in Item 1.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASE OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Describe any material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A (17 CFR 240.14a-101), or this Item.

No material changes to report.

ITEM 11. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant’s principal executive and principal financial officers, or persons performing similar functions, regarding the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

The Registrant’s principal executive and principal financial officers have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) Disclose any change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

There were no changes in the Registrant’s internal control over financial reporting that occurred during the last fiscal quarter covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12. DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13. EXHIBITS.

(a)	File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.

Code of Ethics applicable to its Principal Executive and Principal Financial Officers pursuant to Section 406 of the Sarbanes-Oxley Act of 2002 attached hereto.

(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2).

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 are attached hereto.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.

Not applicable.

(b)	A separate or combined certification for each principal executive officer and principal officer of the registrant as required by Rule 30a-2(b) under the Act of 1940.

Certifications pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

J.P. Morgan Fleming Mutual Fund Group, Inc.

By:	/s/ Brian S. Shlissel
Brian S. Shlissel
President and Principal Executive Officer
August 30, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Brian S. Shlissel
Brian S. Shlissel
President and Principal Executive Officer
August 30, 2019

By:	/s/ Timothy J. Clemens
Timothy J. Clemens
Treasurer and Principal Financial Officer
August 30, 2019